UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07655

Driehaus Mutual Funds

(Exact name of registrant as specified in charter)

25 East Erie Street

                    Chicago, IL 60611

(Address of principal executive offices) (Zip code)

Janet L. McWilliams

Driehaus Capital Management LLC

25 East Erie Street

                    Chicago, IL 60611

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-587-3800

Date of fiscal year end: December 31

Date of reporting period: June 30, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.
The Reports to Shareholders are attached herewith.

Driehaus Mutual Funds

Trustees, Advisory Board Members & Officers

Richard H. Driehaus

Trustee

A.R. Umans

Chairman of the Board

Francis J. Harmon

Trustee

Daniel F. Zemanek

Trustee

Dawn M. Vroegop

Advisory Board Member

Theodore J. Beck

Advisory Board Member

Robert H. Gordon

President

Michelle L. Cahoon

Vice President & Treasurer

Janet L. McWilliams

Assistant Vice President

Michael Shoemaker

Chief Compliance Officer &

Assistant Vice President

Diane J. Drake

Secretary

Michael P. Kailus

Assistant Secretary

William H. Wallace, III

Assistant Secretary

Investment Adviser

Driehaus Capital Management LLC

25 East Erie Street

Chicago, IL 60611

Distributor

Driehaus Securities LLC

25 East Erie Street

Chicago, IL 60611

Administrator

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Custodian

The Northern Trust Company

50 South LaSalle Street

Chicago, IL 60603

Semi-Annual Report to Shareholders

June 30, 2012

Driehaus International Discovery Fund

Driehaus Emerging Markets Growth Fund

Driehaus Emerging Markets Small Cap Growth Fund

Driehaus International Small Cap Growth Fund

Driehaus Global Growth Fund

Driehaus Mid Cap Growth Fund

Driehaus Large Cap Growth Fund

Distributed by:

Driehaus Securities LLC

This report has been prepared for the shareholders of the Funds and is not an offering to sell or buy any Fund securities. Such offering is only made by the Funds' prospectus.

PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

A description of the Funds’ policies and procedures with respect to the voting of proxies relating to the Funds’ portfolio securities is available without charge, upon request, by calling 1-800-560-6111. This information is also available on the Funds’ website at http://www.driehaus.com.

Information regarding how the Funds voted proxies related to portfolio securities during the 12-month period ended June 30, 2012 is available without charge, upon request, by calling 1-800-560-6111. This information is also available on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS

Each Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available electronically on the SEC’s website at http://www.sec.gov; hard copies may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330. Each Fund’s complete schedule of portfolio holdings is also available on the Fund’s website at http://www.driehaus.com.

Investment Philosophy:

The Adviser seeks to achieve superior investment returns primarily by investing in global companies that are currently demonstrating rapid growth in their sales and earnings and which, in its judgement, have the ability to continue or accelerate their growth rates in the future. The Adviser manages the portfolios actively (above average turnover) to ensure that the Funds are fully invested, under appropriate market conditions, in companies that meet these criteria. Investors should note that investments in overseas markets can pose more risks than U.S. investments, and the international Funds’ share prices are expected to be more volatile than those of the U.S.-only Funds. In addition, the Funds’ returns will fluctuate with changes in stock market conditions, currency values, interest rates, government regulations, and economic and political conditions in countries in which the Funds invest. These risks are generally greater when investing in emerging markets.

Semi-Annual Report to Shareholders June 30, 2012

Driehaus International Discovery Fund

Driehaus Emerging Markets Growth Fund

Driehaus Emerging Markets Small Cap Growth Fund

Driehaus International Small Cap Growth Fund

Driehaus Global Growth Fund

Driehaus Mid Cap Growth Fund

Driehaus Large Cap Growth Fund

Driehaus International Discovery Fund

Performance Overview (unaudited)

The performance summarized below is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. Performance data presented measures the change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains. Average annual total return reflects annualized change.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph compares the results of a $10,000 investment in the Fund since December 31, 1998 (the date of the Fund’s inception), with all dividends and capital gains reinvested, with the indicated indices (and dividends reinvested) for the same period.

Average Annual Total Returns as of 06/30/12	1 Year	3 Years	5 Years	10 Years	Since Inception (12/31/98 - 06/30/12)
Driehaus International Discovery Fund (DRIDX)[1]	–17.73%	5.96%	–6.96%	7.40%	13.17%
MSCI AC World ex USA Index[2]	–14.15%	7.43%	–4.18%	7.20%	4.34%
MSCI AC World ex USA Growth Index[3]	–13.71%	8.19%	–3.57%	6.52%	2.75%

[1]	The returns for the periods prior to July 1, 2003, reflect fee waivers and/or reimbursements without which performance would have been lower.

[2]

The Morgan Stanley Capital International All Country World ex USA Index (MSCI AC World ex USA Index) is a market capitalization-weighted index designed to measure equity market performance in 44 global developed and emerging markets, excluding the U.S. Data is in U.S. dollars. Source: Morgan Stanley Capital International Inc.

[3]

The Morgan Stanley Capital International All Country World ex USA Growth Index (MSCI AC World ex USA Growth Index) is a subset of the MSCI AC World ex USA Index and is composed only of the MSCI AC World ex USA Index stocks which are categorized as growth stocks. Data is in U.S. dollars. Source: Morgan Stanley Capital International Inc.

Driehaus International Discovery Fund

Schedule of Investments

June 30, 2012 (unaudited)

	Number of Shares	Market Value (Note A)

EQUITY SECURITIES — 94.8%
EUROPE — 45.8%
United Kingdom — 10.1%
African Minerals, Ltd.**	284,810	$1,414,547
Aggreko PLC	80,108	2,605,160
Amarin Corp. PLC — ADR**	82,680	1,195,553
Antofagasta PLC	133,960	2,291,496
ARM Holdings PLC	370,522	2,935,495
Petrofac, Ltd.	82,830	1,807,950
Rolls-Royce Holdings PLC**	187,570	2,528,014
Rolls-Royce Holdings PLC — Pref.**	24,423,460	38,251
Telecity Group PLC**	237,950	2,998,897
The Weir Group PLC	114,190	2,743,949

		20,559,312

France — 6.3%
Ingenico SA	28,976	1,406,664
Remy Cointreau SA	29,139	3,201,387
Safran SA	34,620	1,285,667
Societe BIC SA	14,245	1,471,510
Technip SA	33,333	3,473,841
Zodiac Aerospace	20,137	2,048,437

		12,887,506

Denmark — 4.4%
Christian Hansen Holding AS	93,935	2,420,256
Coloplast AS — B	8,498	1,528,006
FLSmidth & Co. AS	34,420	1,883,208
Novo Nordisk AS — B	21,502	3,118,583

		8,950,053

Germany — 4.2%
Adidas AG	27,064	1,939,896
Bayerische Motoren Werke AG	19,799	1,432,815
Dialog Semiconductor PLC**	84,422	1,532,550
Hugo Boss AG**	27,078	2,682,690
Infineon Technologies AG	161,679	1,094,280

		8,682,231

Ireland — 3.4%
Covidien PLC	32,680	1,748,380
Elan Corp. PLC — SP ADR**	112,888	1,647,036
Experian PLC	72,760	1,026,507
Jazz Pharmaceuticals PLC**	23,010	1,035,680
Shire PLC	52,884	1,521,463

		6,979,066

	Number of Shares	Market Value (Note A)

Russia — 3.3%
Mail.ru Group, Ltd. — GDR**	29,970	$1,020,658
NovaTek — SP GDR	19,740	2,107,795
Sberbank RF — SP ADR	326,381	3,531,836

		6,660,289

Switzerland — 3.2%
Dufry AG**	28,716	3,480,629
Syngenta AG	6,231	2,133,028
Temenos Group AG**	58,539	967,869

		6,581,526

Italy — 3.1%
Azimut Holding SpA	211,020	2,166,589
Pirelli & C. SpA	100,650	1,061,541
Saipem SpA	23,843	1,061,834
Salvatore Ferragamo Italia SpA	99,020	2,065,474

		6,355,438

Finland — 2.0%
Konecranes OYJ	49,440	1,299,771
Nokian Renkaat OYJ	75,330	2,861,578

		4,161,349

Sweden — 1.7%
Elekta AB — B	21,470	981,087
Sandvik AB	116,290	1,491,386
Tele2 AB — B	65,170	1,009,770

		3,482,243

Norway — 1.5%
Det Norske Oljeselskap ASA**	72,060	959,938
Telenor ASA	131,500	2,198,456

		3,158,394

Portugal — 1.5%
Jeronimo Martins SGPS SA	176,650	2,986,589
Netherlands — 1.1%
Koninklijke Vopak NV	35,740	2,292,430

Total EUROPE		93,736,426

FAR EAST — 31.2%
China — 10.8%
Anhui Conch Cement Co., Ltd. — H	315,061	866,881
Baidu, Inc. — SP ADR**	23,873	2,744,918
China Life Insurance Co., Ltd. — H	544,380	1,433,627
CSR Corp., Ltd. — H	2,397,840	1,882,127
Emperor Watch & Jewellery, Ltd.	8,684,969	797,899
Golden Eagle Retail Group, Ltd.	477,080	977,150
Hengan International Group Co., Ltd.	296,837	2,891,536

Notes to Financial Statements are an integral part of this Schedule.

Driehaus International Discovery Fund

Schedule of Investments

June 30, 2012 (unaudited)

	Number of Shares	Market Value (Note A)

Michael Kors Holdings, Ltd.**	24,450	$1,022,988
Nine Dragons Paper Holdings, Ltd.	2,006,381	1,135,782
Sa Sa International Holdings, Ltd.	3,568,745	2,261,059
Sands China, Ltd.	585,097	1,882,273
Sany Heavy Equipment International Holdings Co., Ltd.	1,989,247	1,074,557
Want Want China Holdings, Ltd.	2,532,215	3,131,439

		22,102,236

Japan — 7.7%
Anritsu Corp.	126,271	1,431,171
FANUC Corp.	12,507	2,055,915
Honda Motor Co., Ltd.	61,969	2,162,442
Komatsu, Ltd.	84,719	2,022,356
M3, Inc.	505	2,417,024
Nabtesco Corp.	115,626	2,578,933
Sugi Holdings Co., Ltd.	45,050	1,477,949
Tadano, Ltd.	222,478	1,653,667

		15,799,457

Australia — 7.3%
BHP Billton, Ltd. — SP ADR	31,820	2,077,846
Boart Longyear, Ltd.	365,630	1,089,713
Campbell Brothers, Ltd.	25,680	1,439,668
Coca-Cola Amatil, Ltd.	175,479	2,411,506
Fortescue Metals Group, Ltd.	358,082	1,829,668
Iluka Resources, Ltd.	119,594	1,411,490
Insurance Australia Group, Ltd.	620,030	2,223,813
Monadelphous Group, Ltd.	106,205	2,400,679

		14,884,383

South Korea — 2.3%
Samsung Electronics Co., Ltd.	2,977	3,152,606
Samsung Engineering Co., Ltd.	10,150	1,610,486

		4,763,092

Philippines — 1.3%
Metropolitan Bank & Trust	1,181,820	2,608,414
India — 1.0%
Tata Motors, Ltd. — SP ADR	91,050	1,999,458
Indonesia — 0.8%
PT Gudang Garam Tbk	260,309	1,719,724

Total FAR EAST		63,876,764

NORTH AMERICA — 8.8%
Canada — 6.7%
B2Gold Corp.**	480,830	1,445,182
Crew Energy, Inc.**	186,498	1,053,299
Finning International, Inc.	58,812	1,367,909
Imax Corp.**	64,680	1,554,260

	Number of Shares	Market Value (Note A)

Intact Financial Corp.	38,200	$2,378,448
New Gold, Inc.**	190,079	1,812,854
Suncor Energy, Inc.	82,420	2,383,307
Trilogy Energy Corp.	75,978	1,755,233

		13,750,492

United States — 2.1%
Catamaran Corp.**	42,656	4,231,902

Total NORTH AMERICA		17,982,394

SOUTH AMERICA — 6.5%
Brazil — 5.0%
CETIP SA	157,860	1,971,973
Cia. Hering	96,120	1,825,730
Gerdau SA — SP ADR	153,420	1,343,959
Itau Unibanco Holding SA — PREF ADR	123,074	1,713,190
OGX Petroleo e Gas Participacoes SA**	316,200	865,870
PDG Realty SA Empreendimentos e Participacoes	363,060	638,089
Vale SA — SP ADR	91,258	1,811,471

		10,170,282

Chile — 0.8%
Sociedad Quimica y Minera de Chile SA — SP ADR	30,410	1,692,925
Argentina — 0.7%
MercadoLibre, Inc.	18,612	1,410,790

Total SOUTH AMERICA		13,273,997

MIDDLE EAST — 2.5%
Israel — 2.5%
Check Point Software Technologies, Ltd.**	42,191	2,092,252
Teva Pharmaceutical Industries, Ltd. — SP ADR	76,780	3,028,203

		5,120,455

Total MIDDLE EAST		5,120,455

Total EQUITY SECURITIES (Cost $182,089,801)		193,990,036

TOTAL INVESTMENTS (COST $182,089,801)	94.8%	$193,990,036
Other Assets In Excess Of Liabilities	5.2%	10,572,638

Net Assets	100.0%	$204,562,674

Notes to Financial Statements are an integral part of this Schedule.

Driehaus International Discovery Fund

Schedule of Investments

June 30, 2012 (unaudited)

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis:	$183,992,961

Gross Appreciation	$25,197,998
Gross Depreciation	(15,200,923)

Net Appreciation	$9,997,075

**	Non-income producing security

ADR — American Depository Receipt

GDR — Global Depository Receipt

PREF ADR — Preferred American Depository Receipt

SP ADR — Sponsored American Depository Receipt

SP GDR — Sponsored Global Depository Receipt

Regional Weightings*

Western Europe	42.5%
Asia/Far East Ex-Japan	23.5%
North America	8.8%
Japan	7.7%
South America	6.5%
Eastern Europe	3.3%
Middle East	2.5%

Top Ten Holdings*

Catamaran Corp.	2.1%
Sberbank RF — SP ADR	1.7%
Dufry AG	1.7%
Technip SA	1.7%
Remy Cointreau SA	1.6%
Samsung Electronics Co., Ltd.	1.5%
Want Want China Holdings, Ltd.	1.5%
Novo Nordisk AS — B	1.5%
Teva Pharmaceutical Industries, Ltd. — SP ADR	1.5%
Telecity Group PLC	1.5%

*	All percentages are stated as a percent of net assets at June 30, 2012.

Notes to Financial Statements are an integral part of this Schedule.

Driehaus International Discovery Fund

Schedule of Investments

June 30, 2012 (unaudited)

Industry	Percent of Net Assets
Aerospace & Defense	2.9%
Auto Components	1.9%
Automobiles	2.7%
Beverages	2.7%
Biotechnology	0.6%
Capital Markets	2.0%
Chemicals	3.0%
Commercial Banks	3.8%
Commercial Services & Supplies	2.0%
Construction & Engineering	3.4%
Construction Materials	0.4%
Diversified Telecommunications	1.6%
Electronic Equipment, Instruments & Components	1.4%
Energy Equipment & Services	3.1%
Food & Staples Retailing	2.2%
Food Products	1.5%
Health Care Equipment & Supplies	2.1%
Health Care Providers & Services	2.1%
Health Care Technology	1.2%
Hotels, Restaurants & Leisure	0.9%

Industry	Percent of Net Assets
Household Durables	0.3%
Insurance	2.9%
Internet Software & Services	4.0%
Machinery	8.2%
Media	0.8%
Metals & Mining	7.5%
Multiline Retail	0.5%
Oil, Gas & Consumable Fuels	4.5%
Paper & Forest Products	0.6%
Personal Products	1.4%
Pharmaceuticals	5.1%
Professional Services	1.2%
Semiconductors & Semiconductor Equipment	4.3%
Software	1.5%
Specialty Retail	4.1%
Textiles, Apparel & Luxury Goods	3.8%
Tobacco	0.8%
Trading Companies & Distributors	0.7%
Transportation Infrastructure	1.1%
Other Assets in Excess of Liabilities	5.2%

TOTAL	100.0%

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Growth Fund

Performance Overview (unaudited)

The performance summarized below is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. Performance data presented measures the change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains. Average annual total return reflects annualized change.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph compares the results of a $10,000 investment in the Fund since December 31, 1997 (the date of the Fund’s inception), with all dividends and capital gains reinvested, with the indicated indices (and dividends reinvested) for the same period.

Average Annual Total Returns as of 06/30/12	1 Year	3 Years	5 Years	10 Years	Since Inception (12/31/97 - 06/30/12)
Driehaus Emerging Markets Growth Fund (DREGX)[1]	–12.54%	13.10%	0.56%	15.95%	13.63%
MSCI Emerging Markets Index[2]	–15.67%	10.09%	0.21%	14.42%	8.59%
MSCI Emerging Markets Growth Index[3]	–15.90%	10.17%	–1.36%	12.66%	7.45%

[1]	The returns for the periods prior to July 1, 2003, reflect fee waivers and/or reimbursements without which performance would have been lower.

[2]

The Morgan Stanley Capital International Emerging Markets Index (MSCI Emerging Markets Index) is a market capitalization-weighted index designed to measure equity market performance in 21 global emerging markets. Data is in U.S. dollars. Source: Morgan Stanley Capital International Inc.

[3]

The Morgan Stanley Capital International Emerging Markets Growth Index (MSCI Emerging Markets Growth Index) is a subset of the MSCI Emerging Markets Index and includes only the MSCI Emerging Markets Index stocks which are categorized as growth stocks. Data is in U.S. dollars. Source: Morgan Stanley Capital International Inc.

Driehaus Emerging Markets Growth Fund

Schedule of Investments

June 30, 2012 (unaudited)

	Number of Shares	Market Value (Note A)

EQUITY SECURITIES — 96.2%
FAR EAST — 50.6%
China — 14.2%
21Vianet Group, Inc. — ADR**	68,343	$782,527
Baidu, Inc. — SP ADR**	70,815	8,142,309
China Mobile, Ltd.	2,409,000	26,444,776
China State Construction International Holdings, Ltd.	8,589,246	8,151,271
CNOOC, Ltd.	2,212,099	4,459,856
Great Wall Motor Co., Ltd. — H	1,579,581	3,184,668
Hengan International Group Co., Ltd.	1,242,500	12,103,387
Industrial & Commercial Bank of China, Ltd. — H	29,501,450	16,538,175
Lenovo Group, Ltd.	6,640,647	5,666,672
Shimao Property Holdings, Ltd.	4,343,111	6,731,659
Tencent Holdings, Ltd.	351,600	10,383,200
Want Want China Holdings, Ltd.	11,774,580	14,560,921

		117,149,421

South Korea — 8.5%
Cosmax, Inc.	109,998	2,449,432
Hankook Tire Co., Ltd.	169,650	6,765,527
Kia Motors Corp.	331,271	21,833,966
NHN Corp.	19,837	4,350,930
Samsung Electronics Co., Ltd.	25,033	26,509,633
SK Hynix, Inc.**	386,300	8,157,130

		70,066,618

Taiwan — 5.4%
Far EasTone Telecommunications Co., Ltd.	5,811,000	12,642,765
Hon Hai Precision Industry Co., Ltd.	2,672,000	8,078,919
Largan Precision Co., Ltd.	292,000	6,105,775
Shin Zu Shing Co., Ltd.	1,534,000	4,237,896
Taiwan Semiconductor Manufacturing Co. Ltd. — SP ADR	944,079	13,179,343

		44,244,698

India — 5.1%
Cairn India, Ltd.**	763,238	4,240,015
HDFC Bank, Ltd.	842,431	8,580,423
Hexaware Technologies, Ltd.	3,894,097	8,994,719
ITC, Ltd.	2,438,251	11,354,143
Larsen & Toubro, Ltd.	336,048	8,487,400

		41,656,700

	Number of Shares	Market Value (Note A)

Philippines — 4.3%
Alliance Global Group, Inc.	27,884,400	$7,698,454
Bank of Philippine Islands	5,503,559	9,785,583
Philippine Long Distance Telephone Co.	41,838	2,652,609
Security Bank Corp.	1,333,881	4,532,123
SM Investments Corp.	263,777	4,589,847
Universal Robina Corp.	4,066,855	6,097,312

		35,355,928

Indonesia — 4.0%
PT Bumi Serpong Damai	24,791,500	3,150,094
PT Gudang Garam Tbk	1,404,909	9,281,492
PT Kalbe Farma Tbk	18,881,973	7,636,175
PT Semen Gresik Persero Tbk	4,507,447	5,470,422
PT United Tractors Tbk	3,139,500	7,223,530

		32,761,713

Malaysia — 3.8%
AirAsia BHD	4,472,800	5,062,455
Axiata Group BHD	6,629,500	11,475,960
Public Bank BHD	3,457,800	15,028,346

		31,566,761

Thailand — 3.7%
BEC World Public Co., Ltd. — NVDR	4,140,013	6,634,876
CP All Public Co., Ltd. — NVDR	8,952,812	10,076,093
Siam Cement Public Co., Ltd. — NVDR	456,400	4,574,148
Siam Commercial Bank Public Co., Ltd. — NVDR	1,866,564	8,735,019

		30,020,136

Cambodia — 1.6%
NagaCorp, Ltd.	28,598,752	12,788,734

Total FAR EAST		415,610,709

SOUTH AMERICA — 16.6%
Brazil — 13.6%
Banco Bradesco SA — Pref.	423,027	6,274,321
BR Malls Participacoes SA	606,840	6,873,592
CCR SA	586,164	4,754,101
CETIP SA	675,138	8,433,763
Cia. Energetica de Minas Gerais — Pref.	412,475	7,604,655
Cia. Hering SA	273,800	5,200,632
Cyrela Brazil Realty SA	1,062,900	7,832,173
Kroton Educacional SA**	778,573	11,171,757
M Dias Branco SA	116,100	3,406,987
Mills Estruturas e Servicos de Engenharia SA	981,941	13,200,103

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Growth Fund

Schedule of Investments

June 30, 2012 (unaudited)

	Number of Shares	Market Value (Note A)

OdontoPrev SA	1,535,171	$7,742,734
Petroleo Brasileiro SA — ADR	543,707	10,205,380
Totvs SA	457,700	8,819,014
Vale SA — SP ADR	517,091	10,264,256

		111,783,468

Chile — 1.3%
SACI Falabella	1,147,315	10,482,209
Peru — 1.0%
Credicorp, Ltd.	65,928	8,299,676
Colombia — 0.7%
Ecopetrol SA — SP ADR	109,615	6,115,421

Total SOUTH AMERICA		136,680,774

EUROPE — 10.9%
Russia — 4.1%
Globaltrans Investment PLC — SP GDR	460,194	8,312,440
Mail.ru Group, Ltd.**	267,062	9,095,062
Mobile TeleSystems — SP ADR**	652,001	11,214,417
Sberbank RF — SP ADR	505,909	5,474,546

		34,096,465

United Kingdom — 2.9%
GlaxoSmithKline PLC — SP ADR	176,571	8,046,340
Tullow Oil PLC	672,264	15,537,706

		23,584,046

Turkey — 2.0%
Bizim Toptan Satis Magazalari AS	38,284	535,189
Koza Altin Isletmeleri AS	292,674	5,658,173
Tofas Turk Otomobil Fabrikasi AS	646,662	2,774,790
Turkiye Garanti Bankasi AS	1,819,863	7,163,902

		16,132,054

Italy — 0.8%
Prada SpA	1,042,942	7,037,651
Switzerland — 0.8%
Roche Holding AG	36,976	6,386,976
Luxembourg — 0.3%
Tenaris SA — ADR	71,157	2,488,360

Total EUROPE		89,725,552

NORTH AMERICA — 8.7%
Mexico — 6.7%
Fibra Uno Administracion SA de CV REIT	6,246,543	12,830,519
Fomento Economico Mexicano SAB de CV — SP ADR	185,221	16,530,974
Grupo Aeroportuario del Sureste SAB de CV — ADR	107,391	8,384,015

	Number of Shares	Market Value (Note A)

Grupo Financiero Banorte SAB de CV — O	3,353,896	$17,333,043

		55,078,551

United States — 1.0%
Southern Copper Corp.	261,549	8,241,409
Canada — 1.0%
Pacific Rubiales Energy Corp.	371,644	7,870,194

Total NORTH AMERICA		71,190,154

AFRICA — 4.5%
South Africa — 3.7%
FirstRand, Ltd.	2,097,063	6,787,874
Kumba Iron Ore, Ltd.	43,102	2,905,870
Life Healthcare Group Holdings, Ltd.	3,372,056	12,860,138
Mr. Price Group, Ltd.	603,294	8,271,232

		30,825,114

Nigeria — 0.8%
Zenith Bank PLC	73,712,895	6,227,664

Total AFRICA		37,052,778

MIDDLE EAST — 4.0%
Qatar — 1.8%
Industries Qatar QSC	226,380	7,861,639
Qatar National Bank SAQ	190,573	6,930,040

		14,791,679

United Arab Emirates — 1.0%
Dragon Oil PLC	940,991	8,014,334
Israel — 0.7%
Israel Chemicals, Ltd.	498,917	5,520,194
Egypt — 0.5%
Commercial International Bank Egypt SAE	1,061,370	4,609,785

Total MIDDLE EAST		32,935,992

CENTRAL AMERICA — 0.9%
Panama — 0.9%
Copa Holdings SA — A	93,294	7,694,889

Total CENTRAL AMERICA		7,694,889

Total EQUITY SECURITIES (Cost $743,080,639)		790,890,848

TOTAL INVESTMENTS (COST $743,080,639)	96.2%	$790,890,848
Other Assets In Excess Of Liabilities	3.8%	31,389,913

Net Assets	100.0%	$822,280,761

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Growth Fund

Schedule of Investments

June 30, 2012 (unaudited)

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis:	$755,103,098

Gross Appreciation	$65,528,984
Gross Depreciation	(29,741,234)

Net Appreciation	$35,787,750

**	Non-income producing security

ADR — American Depository Receipt

NVDR — Non-Voting Depository Receipt

REIT — Real Estate Investment Trust

SP ADR — Sponsored American Depository Receipt

SP GDR — Sponsored Global Depository Receipt

Regional Weightings*

Asia/Far East Ex-Japan	50.6%
South America	16.6%
North America	8.7%
Eastern Europe	6.1%
Western Europe	4.8%
Africa	4.5%
Middle East	4.0%
Central America	0.9%

Top Ten Holdings*

Samsung Electronics Co., Ltd.	3.2%
China Mobile, Ltd.	3.2%
Kia Motors Corp.	2.7%
Grupo Financiero Banorte SAB de CV — O	2.1%
Industrial & Commercial Bank of China, Ltd. — H	2.0%
Fomento Economico Mexicano SAB de CV — SP ADR	2.0%
Tullow Oil PLC	1.9%
Public Bank BHD	1.8%
Want Want China Holdings, Ltd.	1.8%
Mills Estruturas e Servicos de Engenharia SA	1.6%

*	All percentages are stated as a percent of net assets at June 30, 2012.

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Growth Fund

Schedule of Investments

June 30, 2012 (unaudited)

Industry	Percent of Net Assets
Airlines	1.6%
Auto Components	0.8%
Automobiles	3.4%
Beverages	2.0%
Capital Markets	1.0%
Chemicals	0.7%
Commercial Banks	15.3%
Computers & Peripherals	0.7%
Construction & Engineering	2.0%
Construction Materials	1.2%
Diversified Consumer Services	1.4%
Diversified Financial Services	0.8%
Electric Utilites	0.9%
Electronic Equipment, Instruments & Components	1.7%
Energy Equipment & Services	0.3%
Food & Staples Retailing	1.3%
Food Products	2.9%
Health Care Providers & Services	2.5%
Hotels, Restaurants & Leisure	1.6%
Household Durables	1.0%
Industrial Conglomerates	2.4%

Industry	Percent of Net Assets
Internet Software & Services	4.0%
IT Services	1.1%
Machinery	1.4%
Media	0.8%
Metals & Mining	3.3%
Multiline Retail	1.3%
Oil, Gas & Consumable Fuels	6.9%
Personal Products	1.8%
Pharmaceuticals	2.7%
Real Estate Investment Trusts	1.6%
Real Estate Management & Development	2.0%
Road & Rail	1.0%
Semiconductors & Semiconductor Equipment	5.8%
Software	1.1%
Specialty Retail	1.6%
Textile, Apparel & Luxury Goods	0.8%
Tobacco	2.5%
Trading Companies & Distributors	1.6%
Transportation Infrastructure	1.6%
Wireless Telecommunication Services	7.8%
Other Assets in Excess of Liabilities	3.8%

TOTAL	100.0%

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Small Cap Growth Fund

Performance Overview (unaudited)

The performance summarized below is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. Performance data presented measures the change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains. Average annual total return reflects annualized change.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph compares the results of a $10,000 investment in the Fund since December 1, 2008 (the date of the Predecessor Limited Partnership’s inception), with all dividends and capital gains reinvested, with the indicated indices (and dividends reinvested) for the same period.

	Fund Only	Including Predecessor Limited Partnership
Average Annual Total Returns as of 06/30/12	Since Inception (08/22/11 - 06/30/12)	1 Year	3 Years	Since Inception (12/01/08 - 06/30/12)
Driehaus Emerging Markets Small Cap Growth Fund (DRESX)[1]	–4.90%	–12.73%	12.58%	20.65%
MSCI Emerging Markets Index[2]	–0.97%	–15.67%	10.09%	20.66%
MSCI Emerging Markets Small Cap Index[3]	–7.38%	–18.64%	11.42%	27.94%

[1]

The Driehaus Emerging Markets Small Cap Growth Fund (the “Fund”) performance shown above includes the performance of the Driehaus Emerging Markets Small Cap Growth Fund, L.P. (the “Predecessor Limited Partnership”), the Fund’s predecessor, for the periods before the Fund’s registration statement became effective. The Predecessor Limited Partnership, which was established on December 1, 2008, was managed with substantially the same investment objective, policies and philosophies as are followed by the Fund. The Fund succeeded to the Predecessor Limited Partnership’s assets on August 22, 2011. The Predecessor Limited Partnership was not registered under the Investment Company Act of 1940, as amended (“1940 Act”), and thus was not subject to certain investment and operational restrictions that are imposed by the 1940 Act. If the Predecessor Limited Partnership had been registered under the 1940 Act, its performance may have been adversely affected. The Predecessor Limited Partnership’s performance has been restated to reflect estimated expenses of the Fund. The returns for the periods reflect fee waivers and/or reimbursements without which performance would have been lower.

[2]

The Morgan Stanley Capital International Emerging Markets Index (MSCI Emerging Markets Index) is a market capitalization weighted index designed to measure equity market performance in 21 global emerging markets. Data is in U.S. dollars. Source: Morgan Stanley Capital International Inc.

[3]

The Morgan Stanley Capital International Emerging Markets Small Cap Index (MSCI Emerging Markets Small Cap Index) is a market capitalization-weighted index designed to measure equity market performance of small cap stocks in 21 global emerging markets. Data is in U.S. dollars. Source: Morgan Stanley Capital International Inc.

Driehaus Emerging Markets Small Cap Growth Fund

Schedule of Investments

June 30, 2012 (unaudited)

	Number of Shares	Market Value (Note A)

EQUITY SECURITIES — 89.1%
FAR EAST — 50.0%
China — 10.1%
Daphne International Holdings, Ltd.	760,538	$775,937
Guangzhou R&F Properties Co., Ltd. — H	534,000	711,075
Hilong Holding, Ltd.	2,035,000	476,068
Shenguan Holdings Group, Ltd.	892,000	514,816
Singamas Container Holdings, Ltd.	1,574,000	343,213
Stella International Holdings, Ltd.	92,500	229,247
Vinda International Holdings, Ltd.	536,973	801,887
West China Cement, Ltd.	1,714,000	338,467
Zhuzhou CSR Times Electric Co., Ltd. — H	103,021	282,983

		4,473,693

Malaysia — 6.8%
AirAsia BHD	470,300	532,300
Guinness Anchor BHD	164,400	693,908
Oldtown BHD	1,948,300	1,031,913
Padini Holdings BHD	1,284,600	748,101

		3,006,222

Philippines — 6.7%
Ayala Land, Inc.	933,900	481,649
Megaworld Corp.	8,210,000	430,202
Metro Pacific Investments Corp.	5,913,000	589,090
Security Bank Corp.	214,234	727,902
Universal Robina Corp.	490,100	734,792

		2,963,635

Indonesia — 6.7%
PT Ace Hardware Indonesia Tbk	750,000	406,372
PT AKR Corporindo Tbk	558,000	208,577
PT Charoen Pokphand Indonesia Tbk	714,000	263,807
PT Jasa Marga Tbk	574,500	332,763
PT Mitra Adiperkasa Tbk	674,500	517,844
PT Surya Esa Perkasa Tbk**	1,806,500	466,363
PT Surya Semesta Internusa Tbk	2,002,460	211,731
PT Tower Bersama Infrastructure Tbk**	1,586,000	555,616

		2,963,073

	Number of Shares	Market Value (Note A)

South Korea — 5.6%
Cosmax, Inc.	41,150	$916,327
Kolao Holdings	111,720	1,369,156
Seegene, Inc.**	4,859	222,324

		2,507,807

Thailand — 5.2%
Home Products Center PCL — NVDR	754,600	301,361
Land & Houses PCL — NVDR	3,398,500	843,699
Siam Makro PCL — NVDR	48,663	549,902
Supalai PCL — NVDR	1,157,400	628,819

		2,323,781

Taiwan — 3.9%
CTCI Corp.	118,000	220,932
Hiwin Technologies Corp.	43,000	441,584
Largan Precision Co., Ltd.	25,000	522,755
Shin Zu Shing Co., Ltd.	193,000	533,190

		1,718,461

Cambodia — 2.8%
NagaCorp, Ltd.	2,785,240	1,245,498

Singapore — 2.2%
First REIT	599,000	434,088
Parkson Retail Asia, Ltd.**	483,000	547,206

		981,294

Total FAR EAST		22,183,464

SOUTH AMERICA — 12.8%
Brazil — 12.8%
Arezzo Industria e Comercio SA	32,900	482,894
BR Properties SA	93,573	1,094,830
CETIP SA	37,600	469,696
Cia. Hering SA	21,511	408,586
Kroton Educacional SA**	29,600	424,731
Marcopolo SA — Pref.	97,400	431,596
Mills Estruturas e Servicos de Engenharia SA	62,700	842,868
OdontoPrev SA	128,100	646,081
Qualicorp SA**	63,400	548,930
Raia Drogasil SA	33,700	337,252

		5,687,464

Total SOUTH AMERICA		5,687,464

EUROPE — 9.1%
Turkey — 3.0%
Bizim Toptan Satis Magazalari AS	40,994	573,073
Koza Altin Isletmeleri AS	26,874	519,546
Tofas Turk Otomobil Fabrikasi AS	58,093	249,274

		1,341,893

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Small Cap Growth Fund

Schedule of Investments

June 30, 2012 (unaudited)

	Number of Shares	Market Value (Note A)

Russia — 2.2%
Globaltrans Investment PLC — SP GDR	24,159	$436,382
RusPetro PLC**	252,044	535,079

		971,461

United Kingdom — 1.8%
Ophir Energy PLC**	87,074	790,412
Kazakhstan — 1.4%
Halyk Savings Bank of Kazakhstan — GDR**	124,643	621,683
Switzerland — 0.7%
Ferrexpo PLC	94,372	319,558

Total EUROPE		4,045,007

AFRICA — 7.3%
South Africa — 5.0%
Capitec Bank Holdings, Ltd.	25,187	655,484
Life Healthcare Group Holdings, Ltd.	188,878	720,331
The Spar Group, Ltd.	60,101	837,306

		2,213,121

Nigeria — 2.3%
Guaranty Trust Bank PLC	6,590,741	609,488
Zenith Bank PLC	4,889,054	413,054

		1,022,542

Total AFRICA		3,235,663

NORTH AMERICA — 5.3%
Mexico — 5.3%
Alsea SAB de CV**	258,000	346,200
Banregio Grupo Financiero SAB de CV	364,543	1,065,779
Fibra Uno Administracion SA de CV REIT	343,000	704,529
Grupo Aeroportuario del Sureste SAB de CV — ADR	2,952	230,463

		2,346,971

Total NORTH AMERICA		2,346,971

MIDDLE EAST — 4.6%
Pakistan — 2.5%
Fatima Fertilizer Co., Ltd.	1,976,094	515,766
Pakistan Oilfields, Ltd.	148,376	577,703

		1,093,469

	Number of Shares	Market Value (Note A)

Egypt — 2.1%
Commercial International Bank Egypt SAE	135,754	$589,612
Juhayna Food Industries	444,213	351,741

		941,353

Total MIDDLE EAST		2,034,822

Total EQUITY SECURITIES (Cost $35,514,375)		39,533,391

EQUITY CERTIFICATES — 6.7%
FAR EAST — 6.7%
India — 6.7%
Bata India, Ltd.†	26,405	409,683
Bharat Forge, Ltd.†	96,575	518,981
Hexaware Technologies, Ltd.†	188,469	431,384
Indiabulls Financial Services, Ltd.†	102,256	420,946
Jubilant Foodworks, Ltd.**†	20,049	419,849
Page Industries, Ltd.†	8,242	425,887
Yes Bank, Ltd.†	56,891	345,819

Total FAR EAST		2,972,549

Total EQUITY CERTIFICATES (Cost $3,032,277)		2,972,549

PURCHASED PUT OPTIONS* — 0.3%
iShares MSCI Emerging Market Index Fund, Exercise Price: $38.00, Expiration Date July, 2012**	1,500	69,000
iShares MSCI Emerging Market Index Fund, Exercise Price: $37.00, Expiration Date August, 2012**	1,000	81,000

Total PURCHASED PUT OPTIONS (Cost $226,523)		150,000

TOTAL INVESTMENTS (COST $38,773,175)	96.1%	$42,655,940
Other Assets In Excess Of Liabilities	3.9%	1,735,414

Net Assets	100.0%	$44,391,354

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Small Cap Growth Fund

Schedule of Investments

June 30, 2012 (unaudited)

	Number of Shares	Market Value (Note A)

WRITTEN PUT OPTIONS* — (0.1%)
iShares MSCI Emerging Market Index Fund, Exercise Price: $36.00, Expiration Date July, 2012**	(1,500)	$(21,000)
iShares MSCI Emerging Market Index Fund, Exercise Price: $35.00, Expiration Date August, 2012**	(1,000)	(38,000)

Total WRITTEN PUT OPTIONS (Premiums received $160,120)		$(59,000)

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis:	$39,080,038

Gross Appreciation	$5,264,293
Gross Depreciation	(1,688,391)

Net Appreciation	$3,575,902

*	The primary risk exposure is the price movement of underlying equity indices.
**	Non-income producing security
†	Restricted security — Investments in securities not registered under the Securities Act of 1933, excluding 144A securities. At June 30, 2012, the value of these restricted securities amounted to $2,972,549 or 6.7% of net assets.

Additional information on each restricted security is as follows:

Security	Acquisition Date(s)	Acquisition Cost
Bata India, Ltd.	04/03/12 to 05/21/12	$429,713
Bharat Forge, Ltd.	03/13/12 to 05/08/12	$637,062
Hexaware Technologies, Ltd.	02/06/12 to 06/07/12	$399,003
Indiabulls Financial Services, Ltd.	06/11/12 to 06/13/12	$433,091
Jubilant Foodworks, Ltd.	10/07/11 to 06/07/12	$329,013
Page Industries, Ltd.	04/27/12 to 05/11/12	$480,548
Yes Bank, Ltd.	08/22/11 to 05/21/12	$323,847

ADR — American Depository Receipt

GDR — Global Depository Receipt

NVDR — Non-Voting Depository Receipt

REIT — Real Estate Investment Trust

SP GDR — Sponsored Global Depository Receipt

Regional Weightings(a)(b)

Asia/Far East Ex-Japan	56.7%
South America	12.8%
Africa	7.3%
Eastern Europe	6.6%
North America	5.3%
Middle East	4.6%
Western Europe	2.5%

Top Ten Holdings(a)

Kolao Holdings	3.1%
NagaCorp, Ltd.	2.8%
BR Properties SA	2.5%
Banregio Grupo Financiero SAB de CV	2.4%
Oldtown BHD	2.3%
Cosmax, Inc.	2.1%
Land & Houses PCL — NVDR	1.9%
Mills Estruturas e Servicos de Engenharia SA	1.9%
The Spar Group, Ltd.	1.9%
Vinda International Holdings, Ltd.	1.8%

(a)	All percentages are stated as a percent of net assets at June 30, 2012.
(b)	Excludes purchased options and written options.

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Small Cap Growth Fund

Schedule of Investments

June 30, 2012 (unaudited)

Industry	Percent of Net Assets
Airlines	1.2%
Auto Components	1.2%
Automobiles	3.6%
Beverages	1.6%
Biotechnology	0.5%
Capital Markets	1.1%
Chemicals	1.2%
Commercial Banks	11.3%
Construction & Engineering	1.0%
Construction Materials	0.8%
Diversified Consumer Services	1.0%
Diversified Financial Services	2.3%
Electrical Equipment	0.6%
Electronic Equipment, Instruments & Components	1.2%
Energy Equipment & Services	1.1%
Food & Staples Retailing	5.2%
Food Products	6.5%
Health Care Providers & Services	3.1%

Industry	Percent of Net Assets
Hotels, Restaurants & Leisure	4.5%
Household Products	1.8%
IT Services	1.0%
Machinery	3.9%
Metals & Mining	1.9%
Multiline Retail	2.4%
Other	0.3%
Oil, Gas & Consumable Fuels	5.3%
Personal Products	2.0%
Professioinal Services	1.2%
Real Estate Investment Trusts	2.6%
Real Estate Management & Development	9.4%
Road & Rail	1.0%
Specialty Retail	4.2%
Textile, Apparel & Luxury Goods	5.2%
Trading Companies & Distributors	2.4%
Transportation Infrastructure	1.3%
Wireless Telecommunication Services	1.2%
Other Assets in Excess of Liabilities	3.9%

TOTAL	100.0%

Notes to Financial Statements are an integral part of this Schedule.

Driehaus International Small Cap Growth Fund

Performance Overview (unaudited)

The performance summarized below is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. Performance data presented measures the change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains. Average annual total return reflects annualized change.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph compares the results of a $10,000 investment in the Fund since August 1, 2002 (the date of the Predecessor Limited Partnership’s inception), with all dividends and capital gains reinvested, with the indicated indices (and dividends reinvested) for the same period.

	Fund Only			Including Predecessor Limited Partnership
Average Annual Total Returns as of 06/30/12	1 Year	3 Years	Since Inception (09/17/07 - 06/30/12)	5 Years	Since Inception (08/01/02 - 06/30/12)
Driehaus International Small Cap Growth Fund (DRIOX)[1]	–17.62%	13.83%	–0.45%	–1.04%	17.32%
MSCI World ex USA Small Cap Index[2]	–15.42%	10.51%	–3.31%	–4.57%	10.12%
MSCI AC World ex USA Small Cap Growth Index[3]	–15.55%	11.28%	–3.22%	–3.94%	10.28%

[1]

The Driehaus International Small Cap Growth Fund (the “Fund”) performance shown above includes the performance of the Driehaus International Opportunities Fund, L.P. (the “Predecessor Limited Partnership”), the Fund’s predecessor, for the periods before the Fund’s registration statement became effective. The Predecessor Limited Partnership, which was established on August 1, 2002, was managed with substantially the same investment objective, policies and philosophies as are followed by the Fund. The Fund succeeded to the Predecessor Limited Partnership’s assets on September 17, 2007. The Predecessor Limited Partnership was not registered under the Investment Company Act of 1940, as amended (“1940 Act”), and thus was not subject to certain investment and operational restrictions that are imposed by the 1940 Act. If the Predecessor Limited Partnership had been registered under the 1940 Act, its performance may have been adversely affected. The Predecessor Limited Partnership’s performance has been restated to reflect estimated expenses of the Fund. The returns for the periods prior to January 1, 2010, reflect fee waivers and/or reimbursements without which performance would have been lower.

[2]

The Morgan Stanley Capital International World ex USA Small Cap Index (MSCI World ex USA Small Cap Index) is a market capitalization-weighted index designed to measure the equity performance in 23 global developed markets, excluding the U.S., and is composed of stocks which are categorized as small capitalization stocks. Data is in U.S. dollars. Source: Morgan Stanley Capital International, Inc.

[3]

The Morgan Stanley Capital International All Country World ex USA Small Cap Growth Index (MSCI AC World ex USA Small Cap Growth Index) is a market capitalization-weighted index designed to measure equity performance in 44 global developed markets and emerging markets, excluding the U.S., and is composed of stocks which are categorized as small capitalization growth stocks. Data is in U.S. dollars. Source: Morgan Stanley Capital International, Inc.

Driehaus International Small Cap Growth Fund

Schedule of Investments

June 30, 2012 (unaudited)

	Number of Shares	Market Value (Note A)

EQUITY SECURITIES — 97.7%
EUROPE — 47.6%
United Kingdom — 23.9%
ASOS PLC**	80,923	$2,254,200
Aveva Group PLC	113,049	2,886,304
Babcock International Group PLC	234,163	3,136,202
Booker Group PLC	962,962	1,374,408
Croda International PLC	86,840	3,085,435
Domino’s Pizza UK & IRL PLC	817,982	6,595,644
Fenner PLC	385,225	2,184,506
Great Portland Estates PLC REIT	868,746	5,363,160
IG Group Holdings PLC	281,795	2,118,004
Melrose PLC	333,191	1,944,877
Moneysupermarket.com Group PLC	1,030,109	2,020,966
Morgan Crucible Co., PLC	468,260	2,048,339
Provident Financial PLC	122,716	2,336,506
Rightmove PLC	169,017	4,223,331
Rotork PLC	70,903	2,192,909
RPC Group PLC	338,464	2,059,258
Spirent Communications PLC	820,518	2,068,108
Telecity Group PLC**	178,449	2,249,003
Victrex PLC	55,040	1,098,886

		51,240,046

Germany — 10.8%
Delticom AG	22,283	1,467,616
Deutsche Wohnen AG	396,695	6,670,530
Gerresheimer AG	102,485	4,824,103
Gerry Weber International AG	105,944	4,382,102
GSW Immobilien AG	92,007	3,145,524
Wirecard AG	130,485	2,530,163

		23,020,038

Norway — 3.1%
Opera Software ASA	933,508	6,603,861
Spain — 2.1%
Viscofan SA	105,513	4,533,996
Netherlands — 2.0%
ASM International NV	114,434	4,346,811
Italy — 1.8%
Yoox SpA**	268,913	3,890,033
Switzerland — 1.2%
Dufry AG**	20,960	2,540,534
France — 1.1%
Ingenico SA	49,727	2,414,039
Denmark — 1.0%
Christian Hansen Holding AS	84,021	2,164,819

	Number of Shares	Market Value (Note A)

Russia — 0.6%
Globaltrans Investment PLC — SP GDR	68,738	$1,241,608

Total EUROPE		101,995,785

FAR EAST — 31.0%
Japan — 15.5%
Aeon Credit Service Co., Ltd.	96,199	1,784,458
Ain Pharmaciez, Inc.	26,348	1,589,399
Anritsu Corp.	296,423	3,359,695
M3, Inc.	1,390	6,652,800
Nabtesco Corp.	111,900	2,495,828
Sawai Pharmaceutical Co., Ltd.	28,980	3,117,714
Ship Healthcare Holdings, Inc.	143,793	3,465,451
Sugi Holdings Co., Ltd.	70,988	2,328,894
Tadano, Ltd.	285,000	2,118,390
The Yokohama Rubber Co., Ltd.	477,000	3,598,369
United Arrows, Ltd.	110,838	2,771,005

		33,282,003

South Korea — 3.0%
Cheil Worldwide, Inc.	81,429	1,300,626
Nexen Tire Corp.	168,730	3,003,418
Youngone Corp.	76,896	2,128,358

		6,432,402

Philippines — 2.9%
Megaworld Corp.	65,013,000	3,406,669
Metropolitan Bank & Trust	1,274,129	2,812,151

		6,218,820

China — 2.8%
China Liansu Group Holdings, Ltd.	2,385,000	1,040,987
China Overseas Grand Oceans Group, Ltd.	2,316,063	2,094,743
Haier Electronics Group Co., Ltd.**	1,078,901	1,302,781
Vinda International Holdings, Ltd.	1,003,865	1,499,120

		5,937,631

Indonesia — 2.5%
PT Kalbe Farma Tbk	7,366,123	2,978,979
PT Mitra Adiperkasa Tbk	3,187,300	2,447,036

		5,426,015

Thailand — 2.1%
Land & Houses PCL — NVDR	8,651,600	2,147,813

Notes to Financial Statements are an integral part of this Schedule.

Driehaus International Small Cap Growth Fund

Schedule of Investments

June 30, 2012 (unaudited)

	Number of Shares	Market Value (Note A)

LPN Development PCL — NVDR	4,384,264	$2,402,652

		4,550,465

Malaysia — 1.3%
AirAsia BHD	2,416,300	2,734,844
Australia — 0.9%
carsales.com, Ltd.	305,501	1,888,511

Total FAR EAST		66,470,691

NORTH AMERICA — 7.5%
Canada — 3.8%
Cineplex, Inc.	71,281	2,143,821
Crew Energy, Inc.**	411,875	2,326,177
Major Drilling Group International	93,214	1,077,624
Primaris Retail REIT	109,223	2,527,545

		8,075,167

Bermuda — 2.8%
Catlin Group, Ltd.	362,121	2,416,579
Lancashire Holdings, Ltd.	290,571	3,630,950

		6,047,529

United States — 0.9%
Samsonite International SA	1,187,373	2,007,190

Total NORTH AMERICA		16,129,886

SOUTH AMERICA — 6.8%
Brazil — 6.8%
Arezzo Industria e Comercio SA	179,350	2,632,431
BR Properties SA	340,693	3,986,201
Cia. Hering SA	89,100	1,692,390
Mills Estruturas e Servicos de Engenharia SA	214,505	2,883,562
OdontoPrev SA	657,800	3,317,657

		14,512,241

Total SOUTH AMERICA		14,512,241

	Number of Shares	Market Value (Note A)

AFRICA — 3.8%
South Africa — 3.8%
Capitec Bank Holdings, Ltd.	118,502	$3,083,977
Life Healthcare Group Holdings, Ltd.	681,582	2,599,375
The Spar Group, Ltd.	168,156	2,342,690

		8,026,042

Total AFRICA		8,026,042

CENTRAL AMERICA — 1.0%
Panama — 1.0%
Copa Holdings SA — A	27,021	2,228,692

Total CENTRAL AMERICA		2,228,692

Total EQUITY SECURITIES (Cost $195,170,541)		209,363,337

TOTAL INVESTMENTS (COST $195,170,541)	97.7%	$209,363,337
Other Assets In Excess Of Liabilities	2.3%	4,961,444

Net Assets	100.0%	$214,324,781

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis:	$199,409,272

Gross Appreciation	$17,228,076
Gross Depreciation	(7,274,011)

Net Appreciation	$9,954,065

**	Non-income producing security

NVDR — Non-Voting Depository Receipt

REIT — Real Estate Investment Trust

SP GDR — Sponsored Global Depository Receipt

Regional Weightings*

Western Europe	47.0%
Japan	15.5%
Asia/Far East Ex-Japan	15.5%
North America	7.5%
South America	6.8%
Africa	3.8%
Central America	1.0%
Eastern Europe	0.6%

Top Ten Holdings*

Deutsche Wohnen AG	3.1%
M3, Inc.	3.1%
Opera Software ASA	3.1%
Domino’s Pizza UK & IRL PLC	3.1%
Great Portland Estates PLC REIT	2.5%
Gerresheimer AG	2.3%
Viscofan SA	2.1%
Gerry Weber International AG	2.0%
ASM International NV	2.0%
Rightmove PLC	2.0%

*	All percentages are stated as a percent of net assets at June 30, 2012.

Notes to Financial Statements are an integral part of this Schedule.

Driehaus International Small Cap Growth Fund

Schedule of Investments

June 30, 2012 (unaudited)

Industry	Percent of Net Assets
Airlines	2.3%
Auto Components	3.1%
Building Products	0.5%
Chemicals	3.0%
Commercial Banks	2.7%
Commercial Services & Supplies	1.5%
Communications Equipment	1.0%
Consumer Finance	1.9%
Containers & Packaging	1.0%
Diversified Financial Services	1.0%
Electronic Equipment, Instruments & Components	2.7%
Food & Staples Retailing	3.6%
Food Products	2.1%
Health Care Providers & Services	4.4%
Health Care Technology	3.1%
Hotels, Restaurants & Leisure	3.1%
Household Durables	0.6%
Household Products	0.7%
Insurance	2.8%
Internet & Catalog Retail	2.9%

Industry	Percent of Net Assets
Internet Software & Services	5.9%
IT Services	1.2%
Life Sciences Tools & Services	2.2%
Machinery	6.1%
Media	3.6%
Metals & Mining	0.5%
Multiline Retail	1.1%
Oil, Gas & Consumable Fuels	1.1%
Pharmaceuticals	2.8%
Real Estate Invesment Trusts	3.7%
Real Estate Management & Development	11.1%
Road & Rail	0.6%
Semiconductors & Semiconductor Equipment	2.0%
Software	1.3%
Specialty Retail	4.0%
Textiles, Apparel & Luxury Goods	5.2%
Trading Companies & Distributors	1.3%
Other Assets in Excess of Liabilities	2.3%

TOTAL	100.0%

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Global Growth Fund

Performance Overview (unaudited)

The performance summarized below is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. Performance data presented measures the change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains. Average annual total return reflects annualized change.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph compares the results of a $10,000 investment in the Fund since May 1, 2008 (the date of the Fund’s inception), with all dividends and capital gains reinvested, with the indicated index (and dividends reinvested) for the same period.

Average Annual Total Returns as of 06/30/12	1 Year	3 Years	Since Inception (05/01/08 - 06/30/12)
Driehaus Global Growth Fund (DRGGX)[1]	–10.08%	10.02%	–5.28%
MSCI AC World Growth Index[2]	–4.89%	12.32%	–1.35%

[1]	The returns for the periods prior to September 1, 2009, reflect fee waivers and/or reimbursements without which performance would have been lower.

[2]

The Morgan Stanley Capital International All Country World Growth Index (MSCI AC World Growth Index) is a subset of the MSCI All Country World Index (MSCI ACWI) and includes only the MSCI ACWI stocks which are categorized as growth stocks. The MSCI ACWI is a free float-adjusted market-capitalization weighted index that is designed to measure the equity market performance of 24 developed and 21 emerging markets. Data is in U.S. dollars. Source: Morgan Stanley Capital International Inc.

Driehaus Global Growth Fund

Schedule of Investments

June 30, 2012 (unaudited)

	Number of Shares	Market Value (Note A)

EQUITY SECURITIES — 95.2%
NORTH AMERICA — 60.7%
United States — 58.8%
Alexion Pharmaceuticals, Inc.**	5,799	$575,841
Altera Corp.	7,026	237,760
Amazon.com, Inc.**	1,568	358,053
Apple Inc.**	2,740	1,600,160
Ariad Pharmaceuticals, Inc.**	10,743	184,887
Beam, Inc.	3,040	189,970
BioMarin Pharmaceutical, Inc.**	4,330	171,381
Bristol-Myers Squibb Co.	14,709	528,789
Cameron International Corp.**	9,014	384,988
Carpenter Technology Corp.	10,913	522,078
Catamaran Corp.**	5,691	564,604
Celgene Corp.**	2,997	192,287
Cerner Corp.**	4,380	362,051
CF Industries Holdings, Inc.	1,000	193,740
Chart Industries, Inc.**	3,619	248,842
Concho Resources, Inc.**	4,730	402,618
Costco Wholesale Corp.	4,444	422,180
Cummins, Inc.	2,390	231,615
Deckers Outdoor Corp.**	3,422	150,602
DSW, Inc. — A	6,693	364,099
Edwards Lifesciences Corp.**	4,998	516,293
Equinix, Inc.**	2,469	433,680
F5 Networks, Inc.**	1,607	159,993
Facebook, Inc. — A**	4,285	133,349
Freeport-McMoRan Copper & Gold, Inc.	10,318	351,534
Gilead Sciences, Inc.**	3,470	177,942
GNC Holdings, Inc. — A	15,783	618,694
Google, Inc. — A**	395	229,128
Halliburton Co.	11,233	318,905
Helmerich & Payne, Inc.	4,920	213,922
Intuitive Surgical, Inc.**	655	362,732
Joy Global, Inc.	5,890	334,140
MasterCard, Inc. — A	824	354,411
McDonald’s Corp.	3,737	330,837
Monster Beverage Corp.**	7,526	535,851
NetSuite, Inc.**	4,290	234,963
Nu Skin Enterprises, Inc. — A	7,735	362,771
Perrigo Co.	2,519	297,066
Pioneer Natural Resources Co.	3,501	308,823
Precision Castparts Corp.	1,388	228,312
priceline.com, Inc.**	519	344,886
Qualcomm, Inc.	8,597	478,681
Rackspace Hosting, Inc.**	5,097	223,962
Riverbed Technology, Inc.**	19,248	310,855
Ryder System, Inc.	3,705	133,417
Salesforce.com, Inc.**	2,487	343,853
SolarWinds, Inc.**	7,630	332,363
Spirit Aerosystems Holdings, Inc. — A**	11,001	262,154

	Number of Shares	Market Value (Note A)

Starbucks Corp.	8,463	$451,247
Tempur-Pedic International, Inc.**	6,480	151,567
Teradyne, Inc.**	13,979	196,545
Terex Corp.**	14,479	258,161
The Coca-Cola Co.	4,537	354,748
Tidewater, Inc.	8,629	400,040
Ulta Salon Cosmetics & Fragrance, Inc.	2,697	251,846
Under Armour, Inc. — A**	4,196	396,438
United Rentals, Inc.**	6,428	218,809
Vertex Pharmaceuticals, Inc.**	2,980	166,642
Whole Foods Market, Inc.	5,578	531,695

		20,197,800

Mexico — 1.1%
Fresnillo PLC	16,874	386,514
Canada — 0.8%
New Gold, Inc.**	28,523	272,034

Total NORTH AMERICA		20,856,348

EUROPE — 19.9%
France — 4.8%
Remy Cointreau SA	6,134	673,918
Safran SA	5,400	200,537
Sodexo	4,519	351,864
Technip SA	4,214	439,167

		1,665,486

United Kingdom — 4.7%
Aggreko PLC	10,089	328,100
ARM Holdings PLC	54,977	435,560
Diageo PLC	13,994	360,694
Petrofac, Ltd.	12,827	279,978
The Weir Group PLC	9,070	217,949

		1,622,281

Russia — 2.1%
NovaTek — SP GDR	2,351	251,035
Sberbank RF — SP ADR	42,433	459,176

		710,211

Germany — 1.9%
Bayerische Motoren Werke AG	3,814	276,012
Hugo Boss AG**	3,709	367,460

		643,472

Denmark — 1.7%
FLSmidth & Co. AS	2,690	147,177
Novo Nordisk AS — B	3,136	454,836

		602,013

Norway — 1.3%
Telenor ASA	25,897	432,954
Portugal — 1.2%
Jeronimo Martins SGPS SA	24,658	416,888

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Global Growth Fund

Schedule of Investments

June 30, 2012 (unaudited)

	Number of Shares	Market Value (Note A)

Finland — 0.9%
Nokian Renkaat OYJ	8,440	$320,612
Sweden — 0.8%
Sandvik AB	22,038	282,631
Switzerland — 0.5%
Temenos Group AG**	9,888	163,486

Total EUROPE		6,860,034

FAR EAST — 9.2%
China — 3.5%
Baidu, Inc. — SP ADR**	3,313	380,929
Sands China, Ltd.	106,159	341,516
Want Want China Holdings, Ltd.	391,153	483,716

		1,206,161

Japan — 3.4%
FANUC Corp.	2,073	340,762
Honda Motor Co., Ltd.	7,508	261,996
Komatsu, Ltd.	12,350	294,811
Nabtesco Corp.	11,683	260,579

		1,158,148

India — 1.0%
Tata Motors, Ltd. — SP ADR	15,570	341,917
South Korea — 0.7%
Samsung Electronics Co., Ltd.	225	238,272
Australia — 0.6%
Iluka Resources, Ltd.	17,858	210,766

Total FAR EAST		3,155,264

SOUTH AMERICA — 3.5%
Brazil — 2.6%
CETIP SA	15,800	197,372
Itau Unibanco Holding SA — PREF ADR	12,780	177,898
OGX Petroleo e Gas Participacoes SA**	40,709	111,476
Vale SA — SP ADR	20,326	403,471

		890,217

	Number of Shares	Market Value (Note A)

Argentina — 0.9%
Banco Macro SA — ADR**	12,625	$163,620
MercadoLibre, Inc.	1,890	143,262

		306,882

Total SOUTH AMERICA		1,197,099

MIDDLE EAST — 1.9%
Israel — 1.9%
Check Point Software Technologies, Ltd.**	7,148	354,469
Teva Pharmaceutical Industries, Ltd. — SP ADR	7,720	304,477

		658,946

Total MIDDLE EAST		658,946

Total EQUITY SECURITIES (Cost $29,238,333)		32,727,691

TOTAL INVESTMENTS (COST $29,238,333)	95.2%	$32,727,691
Other Assets In Excess Of Liabilities	4.8%	1,642,335

Net Assets	100.0%	$34,370,026

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis:	$29,833,671

Gross Appreciation	$5,694,806
Gross Depreciation	(2,800,786)

Net Appreciation	$2,894,020

**	Non-income producing security

ADR — American Depository Receipt

PREF ADR — Preferred American Depository Receipt

SP ADR — Sponsored American Depository Receipt

SP GDR — Sponsored Global Depository Receipt

Regional Weightings*

North America	60.7%
Western Europe	17.8%
Asia/Far East Ex-Japan	5.8%
South America	3.5%
Japan	3.4%
Eastern Europe	2.1%
Middle East	1.9%

Top Ten Holdings*

Apple Inc.	4.7%
Remy Cointreau SA	2.0%
GNC Holdings, Inc. — A	1.8%
Alexion Pharmaceuticals, Inc.	1.7%
Catamaran Corp.	1.6%
Monster Beverage Corp.	1.6%
Whole Foods Market, Inc.	1.5%
Bristol-Myers Squibb Co.	1.5%
Carpenter Technology Corp.	1.5%
Edwards Lifesciences Corp.	1.5%

*	All percentages are stated as a percent of net assets at June 30, 2012.

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Global Growth Fund

Schedule of Investments

June 30, 2012 (unaudited)

Industry	Percent of Net Assets
Aerospace & Defense	2.0%
Auto Components	0.9%
Automobiles	2.6%
Beverages	6.2%
Biotechnology	4.3%
Capital Markets	0.6%
Chemicals	0.6%
Commercial Banks	2.3%
Commercial Services & Supplies	1.0%
Communications Equipment	2.8%
Computers & Peripherals	4.6%
Construction & Engineering	0.4%
Diversified Telecommunication Services	1.3%
Energy Equipment & Services	5.9%
Food & Staples Retailing	4.0%
Food Products	1.4%
Health Care Equipment & Supplies	2.6%
Health Care Providers & Services	1.6%

Industry	Percent of Net Assets
Health Care Technology	1.1%
Hotels, Restaurants & Leisure	4.3%
Household Durables	0.4%
Internet & Catalog Retail	2.0%
Internet Software & Services	4.5%
IT Services	1.0%
Machinery	7.2%
Metals & Mining	6.2%
Oil, Gas & Consumable Fuels	3.1%
Personal Products	1.1%
Pharmaceuticals	4.6%
Road & Rail	0.4%
Semiconductors & Semiconductor Equipment	3.2%
Software	4.1%
Specialty Retail	3.6%
Textiles, Apparel & Luxury Goods	2.7%
Trading Companies & Distributors	0.6%
Other Assets in Excess of Liabilities	4.8%

TOTAL	100.0%

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Mid Cap Growth Fund

Performance Overview (unaudited)

The performance summarized below is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. Performance data presented measures the change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains. Average annual total return reflects annualized change.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph compares the results of a $10,000 investment in the Fund since January 1, 1999, with all dividends and capital gains reinvested, with the indicated index (and dividends reinvested) for the same period.

	Fund Only			Including Predecessor Limited Partnership
Average Annual Total Returns as of 06/30/12	1 Year	3 Years	Since Inception (04/27/09 - 06/30/12)	5 Years	10 Years	Since Inception (01/01/99 - 06/30/12)
Driehaus Mid Cap Growth Fund (DRMGX)[1]	–5.82%	17.67%	17.95%	1.10%	9.17%	8.15%
Russell Midcap Growth Index[2]	–2.99%	19.01%	20.36%	1.91%	8.46%	4.99%

[1]

The Driehaus Mid Cap Growth Fund (the “Fund”) performance shown above includes the performance of the Driehaus Institutional Mid Cap, L.P. (the “Predecessor Limited Partnership”), one of the Fund’s predecessors, for the periods before the Fund’s registration statement became effective. The Predecessor Limited Partnership, which was established on July 1, 1986, was managed with substantially the same investment objective, policies and philosophies as are followed by the Fund. The Fund succeeded to the Predecessor Limited Partnership’s assets together with the assets of the Driehaus Mid Cap Investors, L.P. on April 27, 2009. The Predecessor Limited Partnership was not registered under the Investment Company Act of 1940, as amended (“1940 Act”), and thus was not subject to certain investment and operational restrictions that are imposed by the 1940 Act. If the Predecessor Limited Partnership had been registered under the 1940 Act, its performance may have been adversely affected. The Predecessor Limited Partnership’s performance has been restated to reflect estimated expenses of the Fund. The returns reflect fee waivers and/or reimbursements without which performance would have been lower.

[2]

The Russell Midcap Growth Index measures the performance of those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index. Source: Russell Indices

Driehaus Mid Cap Growth Fund

Schedule of Investments

June 30, 2012 (unaudited)

	Number of Shares	Market Value (Note A)

EQUITY SECURITIES — 93.6%
CONSUMER DISCRETIONARY — 18.7%
Specialty Retail — 7.9%
Bed Bath & Beyond, Inc.**	4,668	$288,483
DSW, Inc. — A	7,024	382,106
GNC Holdings, Inc. — A	12,008	470,714
Penske Automotive Group, Inc.	5,184	110,108
Ross Stores, Inc.	4,749	296,670
Ulta Salon Cosmetics & Fragrance, Inc.	3,112	290,599

		1,838,680

Textiles, Apparel & Luxury Goods — 4.4%
Deckers Outdoor Corp.**	2,025	89,120
Lululemon Athletica, Inc.**	3,388	202,026
Michael Kors Holdings, Ltd.**	10,697	447,562
Under Armour, Inc. — A**	3,034	286,652

		1,025,360

Leisure Equipment & Products — 3.3%
Mattel, Inc.	10,968	355,802
Polaris Industries, Inc.	5,736	410,009

		765,811

Multiline Retail — 1.7%
Family Dollar Stores, Inc.	6,029	400,808
Distributors — 1.4%
LKQ Corp.**	10,063	336,104
Total CONSUMER DISCRETIONARY		4,366,763

HEALTH CARE — 18.7%
Biotechnology — 7.8%
Alexion Pharmaceuticals, Inc.**	6,103	606,028
Ariad Pharmaceuticals, Inc.**	11,753	202,269
BioMarin Pharmaceutical, Inc.**	5,842	231,226
Cubist Pharmaceuticals, Inc.**	7,589	287,699
Medivation, Inc.**	2,760	252,264
Vertex Pharmaceuticals, Inc.**	4,189	234,249

		1,813,735

Pharmaceuticals — 3.4%
Elan Corp. PLC — SP ADR**	17,531	255,777
Jazz Pharmaceuticals PLC**	7,556	340,096
Perrigo Co.	1,603	189,042

		784,915

Health Care Equipment & Supplies — 3.2%
Edwards Lifesciences Corp.**	3,142	324,569
Intuitive Surgical, Inc.**	759	420,327

		744,896

	Number of Shares	Market Value (Note A)

Health Care Providers & Services — 3.2%
Catamaran Corp.**	4,770	$473,232
HMS Holdings Corp.**	8,137	271,044

		744,276

Health Care Technology — 1.1%
Cerner Corp.**	3,204	264,843

Total HEALTH CARE		4,352,665

INFORMATION TECHNOLOGY — 14.9%
Internet Software & Services — 5.3%
Bankrate, Inc.**	17,753	326,478
Equinix, Inc.**	2,383	418,574
MercadoLibre, Inc.	2,170	164,486
Rackspace Hosting, Inc.**	7,151	314,215

		1,223,753

Software — 4.1%
Check Point Software Technologies, Ltd.**	4,771	236,594
NetSuite, Inc.**	7,762	425,125
SolarWinds, Inc.**	6,880	299,693

		961,412

Semiconductors & Semiconductor Equipment — 2.6%
Altera Corp.	6,639	224,664
ARM Holdings PLC — SP ADR	15,446	367,460

		592,124

Communications Equipment — 1.8%
F5 Networks, Inc.**	1,520	151,331
Riverbed Technology, Inc.**	16,595	268,009

		419,340

Electronic Equipment, Instruments & Components — 1.1%
IPG Photonics Corp.**	6,016	262,238

Total INFORMATION TECHNOLOGY		3,458,867

CONSUMER STAPLES — 13.6%
Beverages — 6.7%
Beam, Inc.	9,377	585,969
Brown-Forman Corp. — B	4,666	451,902
Monster Beverage Corp.**	7,357	523,818

		1,561,689

Food Products — 3.2%
The Hershey Co.	6,579	473,885
TreeHouse Foods, Inc.**	4,387	273,266

		747,151

Food & Staples Retailing — 1.4%
Whole Foods Market, Inc.	3,419	325,899
Household Products — 1.3%
Church & Dwight Co., Inc.	5,692	315,735

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Mid Cap Growth Fund

Schedule of Investments

June 30, 2012 (unaudited)

	Number of Shares	Market Value (Note A)

Personal Products — 1.0%
Nu Skin Enterprises, Inc. — A	4,769	$223,666

Total CONSUMER STAPLES		3,174,140

INDUSTRIALS — 11.3%
Aerospace & Defense — 3.0%
Spirit Aerosystems Holdings, Inc. — A**	10,016	238,681
Triumph Group, Inc.	8,245	463,946

		702,627

Machinery — 3.0%
Chart Industries, Inc.**	3,520	242,035
Joy Global, Inc.	5,386	305,548
Terex Corp.**	8,009	142,800

		690,383

Trading Companies & Distributors — 2.1%
MRC Global, Inc.**	14,760	314,093
United Rentals, Inc.**	4,948	168,430

		482,523

Road & Rail — 2.0%
Genesee & Wyoming, Inc. — A**	7,190	379,920
Ryder System, Inc.	2,450	88,225

		468,145

Marine — 1.2%
Kirby Corp.**	5,917	278,572

Total INDUSTRIALS		2,622,250

ENERGY — 6.0%
Energy Equipment & Services — 3.2%
Cameron International Corp.**	6,903	294,827
Gulfmark Offshore, Inc. — A**	13,082	445,311

		740,138

Oil, Gas & Consumable Fuels — 2.8%
Concho Resources, Inc.**	3,153	268,383
Pioneer Natural Resources Co.	2,964	261,454
Plains Exploration & Production Co.**	3,711	130,553

		660,390

Total ENERGY		1,400,528

MATERIALS — 5.2%
Metals & Mining — 4.1%
Carpenter Technology Corp.	12,042	576,089
Royal Gold, Inc.	4,718	369,891

		945,980

Chemicals — 1.1%
CF Industries Holdings, Inc.	1,323	256,318

Total MATERIALS		1,202,298

	Number of Shares	Market Value (Note A)

FINANCIALS — 4.1%
Real Estate Investment Trusts — 4.1%
American Capital Agency Corp.	16,594	$557,724
Boston Properties, Inc.	3,723	403,462

		961,186

Total FINANCIALS		961,186

TELECOMMUNICATION SERVICES — 1.1%
Wireless Telecommunication Services — 1.1%
Crown Castle International Corp.**	4,220	247,545

Total TELECOMMUNICATION SERVICES		247,545

Total EQUITY SECURITIES (Cost $18,546,216)		21,786,242

TOTAL INVESTMENTS (COST $18,546,216)	93.6%	$21,786,242
Other Assets In Excess Of Liabilities	6.4%	1,495,884

Net Assets	100.0%	$23,282,126

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis:	$18,662,486

Gross Appreciation	$4,144,906
Gross Depreciation	(1,021,150)

Net Appreciation	$3,123,756

**	Non-income producing security

SP ADR — Sponsored American Depository Receipt

Top Ten Holdings*

Alexion Pharmaceuticals, Inc.	2.6%
Beam, Inc.	2.5%
Carpenter Technology Corp.	2.5%
American Capital Agency Corp.	2.4%
Monster Beverage Corp.	2.3%
The Hershey Co.	2.0%
Catamaran Corp.	2.0%
GNC Holdings, Inc. — A	2.0%
Triumph Group, Inc.	2.0%
Brown-Forman Corp. — B	1.9%

*	All percentages are stated as a percent of net assets at June 30, 2012.

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Large Cap Growth Fund

Performance Overview (unaudited)

The performance summarized below is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. Performance data presented measures the change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains. Average annual total return reflects annualized change.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph compares the results of a $10,000 investment in the Fund since January 1, 2008 (the date of the Predecessor Limited Partnership’s inception), with all dividends and capital gains reinvested, with the indicated index (and dividends reinvested) for the same period.

	Fund Only			Including Predecessor Limited Partnership
Average Annual Total Returns as of 06/30/12	1 Year	3 Years	Since Inception (04/27/09 - 06/30/12)	Since Inception (01/01/08 - 06/30/12)
Driehaus Large Cap Growth Fund (DRLGX)[1]	5.60%	15.17%	15.54%	–2.42%
Russell 1000 Growth Index[2]	5.76%	17.50%	19.01%	2.43%

[1]

The Driehaus Large Cap Growth Fund (the “Fund”) performance shown above includes the performance of the Driehaus Large Cap Growth Fund, L.P. (the “Predecessor Limited Partnership”), the Fund’s predecessor, for the periods before the Fund’s registration statement became effective. The Predecessor Limited Partnership, which was established on January 1, 2008, was managed with substantially the same investment objective, policies and philosophies as are followed by the Fund. The Fund succeeded to the Predecessor Limited Partnership’s assets on April 27, 2009. The Predecessor Limited Partnership was not registered under the Investment Company Act of 1940, as amended (“1940 Act”), and thus was not subject to certain investment and operational restrictions that are imposed by the 1940 Act. If the Predecessor Limited Partnership had been registered under the 1940 Act, its performance may have been adversely affected. The Predecessor Limited Partnership’s performance has been restated to reflect estimated expenses of the Fund. The returns reflect fee waivers and/or reimbursements without which performance would have been lower.

[2]

The Russell 1000 Growth Index measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Index measures the performance of the 1000 largest companies in the Russell 3000 Index, which represents approximately 98% of the investable U.S. equity market. Source: Russell Indices

Driehaus Large Cap Growth Fund

Schedule of Investments

June 30, 2012 (unaudited)

	Number of Shares	Market Value (Note A)

EQUITY SECURITIES — 96.9%
INFORMATION TECHNOLOGY — 23.8%
Computers & Peripherals — 9.0%
Apple Inc.**	3,065	$1,789,960

Communications Equipment — 4.1%
F5 Networks, Inc.**	947	94,283
Qualcomm, Inc.	9,303	517,991
Riverbed Technology, Inc.**	11,950	192,993

		805,267

Software — 3.4%
Check Point Software Technologies, Ltd.**	4,746	235,354
NetSuite, Inc.**	1,249	68,408
Salesforce.com, Inc.**	2,212	305,831
SolarWinds, Inc.**	1,321	57,543

		667,136

Internet Software & Services — 3.3%
Baidu, Inc. — SP ADR**	2,668	306,767
Equinix, Inc.**	732	128,576
Facebook, Inc. — A**	3,860	120,123
Rackspace Hosting, Inc.**	2,143	94,163

		649,629

IT Services — 1.6%
Accenture PLC — A	3,153	189,464
MasterCard, Inc. — A	293	126,022

		315,486

Semiconductors & Semiconductor Equipment — 1.5%
ARM Holdings PLC — SP ADR	12,784	304,131
Electronic Equipment, Instruments & Components — 0.9%
IPG Photonics Corp.**	4,233	184,516

Total INFORMATION TECHNOLOGY		4,716,125

HEALTH CARE — 18.4%
Pharmaceuticals — 6.6%
Allergan, Inc.	3,583	331,678
Bristol-Myers Squibb Co.	8,483	304,964
Perrigo Co.	1,230	145,054
Pfizer, Inc.	11,935	274,505
Shire PLC — ADR	2,889	249,581

		1,305,782

Biotechnology — 6.1%
Alexion Pharmaceuticals, Inc.**	4,675	464,227
Biogen Idec, Inc.**	1,576	227,543
BioMarin Pharmaceutical, Inc.**	4,039	159,864
Gilead Sciences, Inc.**	2,401	123,123
Medivation, Inc.**	714	65,260
Vertex Pharmaceuticals, Inc.**	2,993	167,369

		1,207,386

	Number of Shares	Market Value (Note A)

Health Care Equipment & Supplies — 2.6%
Edwards Lifesciences Corp.**	2,525	$260,832
Intuitive Surgical, Inc.**	481	266,373

		527,205

Health Care Providers & Services — 2.0%
Catamaran Corp.**	3,971	393,963
Health Care Technology — 1.1%
Cerner Corp.**	2,762	228,307

Total HEALTH CARE		3,662,643

CONSUMER DISCRETIONARY — 16.5%
Hotels, Restaurants & Leisure — 4.5%
McDonald’s Corp.	6,032	534,013
Starbucks Corp.	6,843	364,869

		898,882

Textiles, Apparel & Luxury Goods — 4.3%
Coach, Inc.	2,297	134,329
Deckers Outdoor Corp.**	1,952	85,908
Lululemon Athletica, Inc.**	1,706	101,729
Michael Kors Holdings, Ltd.**	6,587	275,600
NIKE, Inc. — B	2,848	249,997

		847,563

Specialty Retail — 3.9%
Bed Bath & Beyond, Inc.**	2,474	152,893
DSW, Inc. — A	4,456	242,406
GNC Holdings, Inc. — A	1,684	66,013
Ross Stores, Inc.	3,814	238,261
Ulta Salon Cosmetics & Fragrance, Inc.	821	76,665

		776,238

Multiline Retail — 2.4%
Family Dollar Stores, Inc.	4,365	290,185
Macy’s, Inc.	5,465	187,723

		477,908

Internet & Catalog Retail — 1.4%
priceline.com, Inc.**	409	271,789

Total CONSUMER DISCRETIONARY		3,272,380

CONSUMER STAPLES — 15.2%
Beverages — 5.4%
Brown-Forman Corp. — B	4,285	415,002
Diageo PLC — SP ADR	3,025	311,787
Monster Beverage Corp.**	4,986	355,003

		1,081,792

Food & Staples Retailing — 4.8%
Costco Wholesale Corp.	7,074	672,030
Whole Foods Market, Inc.	2,847	271,376

		943,406

Food Products — 4.0%
Kraft Foods, Inc. — A	11,850	457,647
The Hershey Co.	4,725	340,342

		797,989

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Large Cap Growth Fund

Schedule of Investments

June 30, 2012 (unaudited)

	Number of Shares	Market Value (Note A)

Household Products — 1.0%
Church & Dwight Co., Inc.	3,520	$195,254

Total CONSUMER STAPLES		3,018,441

INDUSTRIALS — 6.0%
Aerospace & Defense — 2.9%
Precision Castparts Corp.	1,560	256,604
Spirit Aerosystems Holdings, Inc. — A**	13,054	311,077

		567,681

Machinery — 1.2%
Joy Global, Inc.	4,174	236,791
Road & Rail — 1.0%
CSX Corp.	8,859	198,087
Marine — 0.9%
Kirby Corp.**	3,866	182,011

Total INDUSTRIALS		1,184,570

MATERIALS — 5.9%
Metals & Mining — 3.7%
Carpenter Technology Corp.	8,397	401,712
Newmont Mining Corp.	6,827	331,178

		732,890

Chemicals — 2.2%
CF Industries Holdings, Inc.	604	117,019
Praxair, Inc.	2,971	323,037

		440,056

Total MATERIALS		1,172,946

ENERGY — 5.8%
Energy Equipment & Services — 3.7%
Cameron International Corp.**	6,854	292,734
Halliburton Co.	6,172	175,223
Tidewater, Inc.	5,677	263,186

		731,143

Oil, Gas & Consumable Fuels — 2.1%
Concho Resources, Inc.**	2,524	214,843
Pioneer Natural Resources Co.	2,237	197,326

		412,169

Total ENERGY		1,143,312

	Number of Shares	Market Value (Note A)

FINANCIALS — 5.3%
Real Estate Investment Trusts — 5.3%
American Capital Agency Corp.	13,760	$462,474
American Tower Corp.	4,350	304,108
Boston Properties, Inc.	2,720	294,766

		1,061,348

Total FINANCIALS		1,061,348

Total EQUITY SECURITIES (Cost $15,899,099)		19,231,765

TOTAL INVESTMENTS (COST $15,899,099)	96.9%	$19,231,765
Other Assets In Excess Of Liabilities	3.1%	609,380

Net Assets	100.0%	$19,841,145

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis	$16,037,591

Gross Appreciation	$4,134,727
Gross Depreciation	(940,553)

Net Appreciation	$3,194,174

**	Non-income producing security

ADR — American Depository Receipt

SP ADR — Sponsored American Depository Receipt

Top Ten Holdings*

Apple Inc.	9.0%
Costco Wholesale Corp.	3.4%
McDonald’s Corp.	2.7%
Qualcomm, Inc.	2.6%
Alexion Pharmaceuticals, Inc.	2.3%
American Capital Agency Corp.	2.3%
Kraft Foods, Inc. — A	2.3%
Brown-Forman Corp. — B	2.1%
Carpenter Technology Corp.	2.0%
Catamaran Corp.	2.0%

*	All percentages are stated as a percent of net assets at June 30, 2012.

Notes to Financial Statements are an integral part of this Schedule.

Statements of Assets and Liabilities

June 30, 2012 (unaudited)

	Driehaus International Discovery Fund	Driehaus Emerging Markets Growth Fund
ASSETS:
Investments, at cost	$182,089,801	$743,080,639

Investments, at market value	$193,990,036	$790,890,848
Foreign currency*	1,039,121	11,910,218
Cash	8,645,964	21,012,945
Segregated cash	—	—
Receivables:
Dividends	498,441	3,300,626
Interest	—	180
Investment securities sold	1,439,177	21,871,065
Fund shares sold	106,102	893,097
Net unrealized appreciation on unsettled foreign currency transactions	3,959	—
Prepaid expenses	5,606	23,667

TOTAL ASSETS	205,728,406	849,902,646

LIABILITIES:
Payables:
Investment securities purchased	820,082	25,598,173
Fund shares redeemed	47,649	718,975
Net unrealized depreciation on unsettled foreign currency transactions	—	157,034
Due to affiliates	242,569	981,811
Audit and tax fees	20,738	42,225
Accrued expenses	34,694	123,667
Outstanding options written, at value (premiums received $160,120)	—	—

TOTAL LIABILITIES	1,165,732	27,621,885

NET ASSETS	$204,562,674	$822,280,761

SHARES OUTSTANDING (Unlimited shares authorized, no par value)	8,103,736	30,656,321

NET ASSET VALUE	$25.24	$26.82

NET ASSETS CONSISTED OF THE FOLLOWING AT JUNE 30, 2012:
Paid-in capital	$460,080,466	$846,829,919
Accumulated net investment income (loss)	(1,038,015)	4,183,838
Accumulated net realized gain (loss)	(266,441,305)	(76,670,748)
Unrealized net foreign exchange gain (loss)	61,293	127,543
Unrealized net appreciation (depreciation) on written options	—	—
Unrealized net appreciation (depreciation) on investments	11,900,235	47,810,209

NET ASSETS	$204,562,674	$822,280,761

*	The cost of foreign currency was $990,103, $11,710,619, $376,298, $1, $65,363, $0 and $0, respectively.

Notes to Financial Statements are an integral part of this Statement.

Statements of Assets and Liabilities

June 30, 2012 (unaudited)

Driehaus Emerging Markets Small Cap Growth Fund	Driehaus International Small Cap Growth Fund	Driehaus Global Growth Fund	Driehaus Mid Cap Growth Fund	Driehaus Large Cap Growth Fund

$38,773,175	$195,170,541	$29,238,333	$18,546,216	$15,899,099

$42,655,940	$209,363,337	$32,727,691	$21,786,242	$19,231,765
376,109	1	72,427	—	—
1,537,814	1,711,274	1,332,888	1,521,672	799,457
999,993	—	—	—	—

93,192	637,567	21,230	24,620	27,604
6	54	17	192	40
1,556,411	5,602,208	452,242	428,806	57,395
—	19,648	—	—	—
4,974	—	—	—	—
20,325	—	8,928	6,252	6,256

47,244,764	217,334,089	34,615,423	23,767,784	20,122,517

2,709,972	2,639,276	165,349	434,776	237,443
—	22,486	—	—	—
—	13,080	1,114	—	—
45,337	256,243	34,495	13,542	8,981
20,801	32,235	26,246	23,040	23,040
18,300	45,988	18,193	14,300	11,908
59,000	—	—	—	—

2,853,410	3,009,308	245,397	485,658	281,372

$44,391,354	$214,324,781	$34,370,026	$23,282,126	$19,841,145

4,665,324	25,078,624	4,844,270	1,739,416	1,481,870

$9.52	$8.55	$7.09	$13.39	$13.39

$45,497,608	$222,554,234	$30,325,380	$18,486,236	$15,151,492
(20,007)	1,757,376	(270,481)	(79,265)	(11,012)
(5,083,892)	(24,199,218)	818,828	1,635,129	1,367,999
13,760	19,593	6,941	—	—
101,120	—	—	—	—
3,882,765	14,192,796	3,489,358	3,240,026	3,332,666

$44,391,354	$214,324,781	$34,370,026	$23,282,126	$19,841,145

Notes to Financial Statements are an integral part of this Statement.

Statements of Operations

For the Six Months Ended June 30, 2012 (unaudited)

	Driehaus International Discovery Fund	Driehaus Emerging Markets Growth Fund
INVESTMENT INCOME (LOSS):
Income:
Dividends*	$2,646,207	$11,109,932

Total income	2,646,207	11,109,932

Expenses:
Investment advisory fee	1,645,490	6,250,113
Administration fee	109,863	258,344
Professional fees	25,601	83,194
Audit and tax fees	27,598	30,085
Federal and state registration fees	12,976	30,003
Custodian fees	23,346	122,747
Transfer agent fees	37,222	96,227
Trustees’ and Advisory Board Memebers’ fees	13,397	23,287
Chief compliance officer fees	3,829	3,829
Reports to shareholders	13,803	40,668
Interest expense	2,847	—
Miscellaneous	13,277	22,196

Total expenses	1,929,249	6,960,693

Investment advisory fees recaptured (waived)	—	—
Administration fees waived	—	—
Transfer agent fees waived	—	—
Fees paid indirectly	(24,000)	(57,483)

Net expenses	1,905,249	6,903,210

Net investment income (loss)	740,958	4,206,722

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, WRITTEN OPTIONS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) from security transactions	3,045,346	(3,495,058)
Net realized foreign exchange gain (loss)	102,239	(753,695)
Net realized gain (loss) on written options**	—	—
Net change in unrealized foreign exchange gain (loss)	12,384	(60,609)
Net change in unrealized appreciation (depreciation) on written options	—	—
Net change in unrealized appreciation (depreciation) on investments	4,684,484	27,599,099

Net realized and unrealized gain (loss) on investments, written options and foreign currency transactions	7,844,453	23,289,737

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$8,585,411	$27,496,459

*	Dividends are net of $205,664, $893,343, $36,089, $166,474, $18,532, $0 and $0 nonreclaimable foreign taxes withheld, respectively.

**	The primary risk exposure is the price movement of underlying equity indices.

Notes to Financial Statements are an integral part of this Statement.

Statements of Operations

For the Six Months Ended June 30, 2012 (unaudited)

Driehaus Emerging Markets Small Cap Growth Fund	Driehaus International Small Cap Growth Fund	Driehaus Global Growth Fund	Driehaus Mid Cap Growth Fund	Driehaus Large Cap Growth Fund

$490,158	$3,150,676	$271,930	$125,125	$165,678

490,158	3,150,676	271,930	125,125	165,678

342,460	1,753,249	225,060	116,994	91,126
46,293	114,586	40,219	27,760	26,572
8,406	26,944	7,855	6,625	6,330
26,011	28,095	26,106	20,140	20,140
10,089	13,099	10,050	10,014	10,006
12,268	35,820	4,786	4,709	3,240
19,018	38,232	18,958	18,975	18,756
9,864	13,630	9,997	9,757	9,708
3,829	3,829	3,829	3,829	3,829
5,850	11,836	6,026	5,742	5,686
—	—	1,613	—	—
4,442	13,044	7,848	7,308	7,262

488,530	2,052,364	362,347	231,853	202,655

(17,886)	—	—	(27,113)	(25,465)
(2,097)	—	—	—	—
(11,934)	—	—	—	—
(7,212)	(22,751)	(1,500)	(350)	(500)

449,401	2,029,613	360,847	204,390	176,690

40,757	1,121,063	(88,917)	(79,265)	(11,012)

(2,270,507)	(6,216,367)	1,445,588	1,309,028	1,204,612
(75,676)	(266,858)	1,489	—	—
758,112	—	—	—	—
12,008	20,838	1,146	—	—
4,196	—	—	—	—
4,622,783	6,724,326	1,704,054	252,808	169,667

3,050,916	261,939	3,152,277	1,561,836	1,374,279

$3,091,673	$1,383,002	$3,063,360	$1,482,571	$1,363,267

Notes to Financial Statements are an integral part of this Statement.

Statements of Changes in Net Assets

	Driehaus International Discovery Fund		Driehaus Emerging Markets Growth Fund
	For the six month period January 1, 2012 through June 30, 2012 (unaudited)	For the year ended December 31, 2011	For the six month period January 1, 2012 through June 30, 2012 (unaudited)	For the year ended December 31, 2011
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$740,958	$1,240,370	$4,206,722	$4,053,368
Net realized gain (loss) on investments, written options and foreign currency transactions	3,147,585	19,452,598	(4,248,753)	(68,664,043)
Net change in unrealized gain (loss) on investments, written options and foreign currency transactions	4,696,868	(75,763,331)	27,538,490	(69,751,981)

Net increase (decrease) in net assets resulting from operations	8,585,411	(55,070,363)	27,496,459	(134,362,656)

Distributions to shareholders:
Net investment income	—	—	—	—
Capital gains	—	—	—	(45,863,976)

Total distributions to shareholders	—	—	—	(45,863,976)

Capital share transactions:
Proceeds from shares sold	16,932,134	12,941,401	153,377,813	301,459,540
Reinvestment of distributions	—	—	—	43,894,950
Cost of shares redeemed	(32,887,014)	(84,785,765)	(99,918,325)	(258,212,279)
Redemption fees	5,435	1,670	33,725	64,812

Net increase (decrease) in net assets derived from capital share transactions	(15,949,445)	(71,842,694)	53,493,213	87,207,023

Total increase (decrease) in net assets	(7,364,034)	(126,913,057)	80,989,672	(93,019,609)

NET ASSETS:

Beginning of period	$211,926,708	$338,839,765	$741,291,089	$834,310,698

End of period	$204,562,674	$211,926,708	$822,280,761	$741,291,089

Accumulated net investment income (loss)	$(1,038,015)	$(1,778,973)	$4,183,838	$(22,884)

Capital share transactions are as follows:
Shares issued	625,078	470,032	5,456,345	9,680,600
Shares reinvested	—	—	—	1,705,983
Shares redeemed	(1,252,792)	(2,931,206)	(3,626,544)	(8,467,597)

Net increase (decrease) from capital share transactions	(627,714)	(2,461,174)	1,829,801	2,918,986

*	Fund commenced operations on August 22, 2011

Notes to Financial Statements are an integral part of this Statement.

Statements of Changes in Net Assets

Driehaus Emerging Markets Small Cap Growth Fund		Driehaus International Small Cap Growth Fund		Driehaus Global Growth Fund
For the six month period January 1, 2012 through June 30, 2012 (unaudited)	For the period August 22, 2011 through December 31, 2011*	For the six month period January 1, 2012 through June 30, 2012 (unaudited)	For the year ended December 31, 2011	For the six month period January 1, 2012 through June 30, 2012 (unaudited)	For the year ended December 31, 2011

$40,757	$(95,922)	$1,121,063	$1,840,114	$(88,917)	$(493,760)
(1,588,071)	(3,439,883)	(6,483,225)	1,081,006	1,447,077	1,725,242
4,638,987	(641,342)	6,745,164	(32,150,405)	1,705,200	(9,918,461)

3,091,673	(4,177,147)	1,383,002	(29,229,285)	3,063,360	(8,686,979)

—	—	—	(1,347,630)	—	—
—	—	—	—	—	(3,868,133)

—	—	—	(1,347,630)	—	(3,868,133)

13,301,432	36,999,932	8,936,521	84,575,481	2,647,779	7,143,933
—	—	—	1,244,851	—	3,868,133
(4,721,871)	(103,015)	(28,726,582)	(80,964,036)	(6,920,829)	(15,596,557)
350	—	2,745	3,636	47	568

8,579,911	36,896,917	(19,787,316)	4,859,932	(4,273,003)	(4,583,923)

11,671,584	32,719,770	(18,404,314)	(25,716,983)	(1,209,643)	(17,139,035)

$32,719,770	$—	$232,729,095	$258,446,078	$35,579,669	$52,718,704

$44,391,354	$32,719,770	$214,324,781	$232,729,095	$34,370,026	$35,579,669

$(20,007)	$(60,764)	$1,757,376	$636,313	$(270,481)	$(181,564)

1,424,125	3,726,377	997,222	8,803,227	353,771	804,222
—	—	—	148,373	—	587,862
(474,017)	(11,161)	(3,280,187)	(8,344,929)	(920,738)	(1,832,167)

950,108	3,715,216	(2,282,965)	606,671	(566,967)	(440,083)

Notes to Financial Statements are an integral part of this Statement.

Statements of Changes in Net Assets

	Driehaus Mid Cap Growth Fund		Driehaus Large Cap Growth Fund
	For the six month period January 1, 2012 through June 30, 2012 (unaudited)	For the year ended December 31, 2011	For the six month period January 1, 2012 through June 30, 2012 (unaudited)	For the year ended December 31, 2011
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(79,265)	$(283,279)	$(11,012)	$(165,417)
Net realized gain (loss) on investments, written options and foreign currency transactions	1,309,028	1,118,775	1,204,612	1,324,203
Net change in unrealized gain (loss) on investments, written options and foreign currency transactions	252,808	(1,492,884)	169,667	(1,452,726)

Net increase (decrease) in net assets resulting from operations	1,482,571	(657,388)	1,363,267	(293,940)

Distributions to shareholders:
Net investment income	—	—	—	—
Capital gains	—	(1,411,100)	—	(1,600,488)

Total distributions to shareholders	—	(1,411,100)	—	(1,600,488)

Capital share transactions:
Proceeds from shares sold	250,096	5,187,425	449,296	3,177,254
Reinvestment of distributions	—	1,365,613	—	1,575,209
Cost of shares redeemed	(345,163)	(4,163,241)	(1,306,611)	(4,692,707)
Redemption fees	16	692	73	894
Capital contributions	—	—	—	—

Net increase (decrease) in net assets derived from capital share transactions	(95,051)	2,390,489	(857,242)	60,650

Total increase (decrease) in net assets	1,387,520	322,001	506,025	(1,833,778)

NET ASSETS:

Beginning of period	$21,894,606	$21,572,605	$19,335,120	$21,168,898

End of period	$23,282,126	$21,894,606	$19,841,145	$19,335,120

Accumulated net investment income (loss)	$(79,265)	$—	$(11,012)	$—

Capital share transactions are as follows:
Shares issued	18,230	352,650	34,414	226,550
Shares reinvested	—	109,249	—	126,421
Shares redeemed	(26,500)	(289,931)	(96,451)	(344,046)

Net increase (decrease) from capital share transactions	(8,270)	171,968	(62,037)	8,925

Notes to Financial Statements are an integral part of this Statement.

Driehaus International Discovery Fund

Financial Highlights

	For the six month period January 1, 2012 through June 30, 2012 (unaudited)		For the year ended December 31, 2011		For the year ended December 31, 2010	For the year ended December 31, 2009	For the year ended December 31, 2008	For the year ended December 31, 2007
Net asset value, beginning of period	$24.27		$30.27		$27.19	$18.28	$41.55	$39.35

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.08		0.13 ^		(0.22)	0.00 ~	(0.06)	(0.03)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.89		(6.13)		3.86	9.02	(22.85)	12.19

Total income (loss) from investment operations	0.97		(6.00)		3.64	9.02	(22.91)	12.16

LESS DISTRIBUTIONS:
Dividends from net investment income	—		—		(0.56)	(0.11)	—	(0.13)
Distributions from capital gains	—		—		—	—	(0.38)	(9.83)

Total distributions	—		—		(0.56)	(0.11)	(0.38)	(9.96)

Redemption fees added to paid-in capital	0.00	~	0.00	~	0.00 ~	0.00 ~	0.02	0.00 ~

Net asset value, end of period	$25.24		$24.27		$30.27	$27.19	$18.28	$41.55

Total Return	4.00	%**	(19.85)%		13.47%	49.28%	(55.07)%	32.32%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$204,563		$211,927		$338,840	$364,411	$302,112	$857,041
Ratio of expenses before reimbursements, waivers and fees paid indirectly to average net assets	1.76	%*¥	1.72	%¥	1.71%	1.75%	1.65%	1.63%
Ratio of net expenses to average net assets	1.74	%*#¥	1.71	%#¥	1.70%#	1.74%#	1.64%#	1.59%#
Ratio of net investment income (loss) to average net assets	0.68	%*#	0.44	%#	(0.77)%#	0.07%#	(0.07)%#	(0.28)%#
Portfolio turnover	56	%**	119%		93%	145%	188%	218%

*	Annualized

**	Not Annualized

^	Net investment income (loss) per share has been calculated using the average shares method.

~	Amount represents less than $0.01 per share

#	Such ratios are net of fees paid indirectly (see Note B in the Notes to Financial Statements).

¥	Ratio of expenses to average net assets includes interest expense of less than 0.005% for the six month period ended June 30, 2012 and the year ended December 31, 2011. The interest expense is from utilizing the line of credit (see Note F in the Notes to Financial Statements).

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Growth Fund

Financial Highlights

	For the six month period January 1, 2012 through June 30, 2012 (unaudited)		For the year ended December 31, 2011	For the year ended December 31, 2010		For the year ended December 31, 2009	For the year ended December 31, 2008	For the year ended December 31, 2007
Net asset value, beginning of period	$25.72		$32.20	$29.24		$17.19	$43.45	$39.09

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.14		0.16	(0.04	) ^	(0.05)	(0.08)	(0.09)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.96		(4.97)	6.84		12.09	(23.53)	16.00

Total income (loss) from investment operations	1.10		(4.81)	6.80		12.04	(23.61)	15.91

LESS DISTRIBUTIONS:
Dividends from net investment income	—		—	(0.69)		—	—	—
Distributions from capital gains	—		(1.67)	(3.15)		—	(2.65)	(11.56)

Total distributions	—		(1.67)	(3.84)		—	(2.65)	(11.56)

Redemption fees added to paid-in capital	0.00	~	0.00 ~	0.00	~	0.01	0.00 ~	0.01

Net asset value, end of period	$26.82		$25.72	$32.20		$29.24	$17.19	$43.45

Total Return	4.32	%**	(15.02)%	23.56%		70.10%	(54.45)%	42.36%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$822,281		$741,291	$834,311		$575,842	$263,406	$958,230
Ratio of expenses before reimbursements, waivers and fees paid indirectly to average net assets	1.67	%*	1.68%	1.69%		1.78%	1.77%	1.74%
Ratio of net expenses to average net assets	1.66	%*#	1.64%#	1.63	%#	1.75%#	1.75%#	1.69%#
Ratio of net investment income (loss) to average net assets	1.01	%*#	0.49%#	(0.15	)%#	(0.30)%#	(0.19)%#	(0.22)%#
Portfolio turnover	131	%**	342%	293%		275%	313%	165%

*	Annualized

**	Not Annualized

^	Net investment income (loss) per share has been calculated using the average shares method.

~	Amount represents less than $0.01 per share

#	Such ratios are net of fees paid indirectly (see Note B in the Notes to Financial Statements).

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Small Cap Growth Fund

Financial Highlights

	For the six month period January 1, 2012 through June 30, 2012 (unaudited)		For the period August 22, 2011 through December 31, 2011
Net asset value, beginning of period	$8.81		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.01		(0.03)
Net realized and unrealized gain (loss) on investments	0.70		(1.16)

Total income (loss) from investment operations	0.71		(1.19)

LESS DISTRIBUTIONS:
Dividends from net investment income	—		—
Distributions from capital gains	—		—

Total distributions	—		—

Redemption fees added to paid-in capital	0.00	~	—

Net asset value, end of period	$9.52		$8.81

Total Return	7.95	%**	(11.90	)%**
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$44,391		$32,720
Ratio of expenses before reimbursements and waivers to average net assets	2.14	%*	2.74	%*
Ratio of net expenses to average net assets	1.97	%*+#	1.97	%*+#
Ratio of net investment loss to average net assets	0.18	%*+#	(0.91	)%*+#
Portfolio turnover	108	%**	74	%**

*	Annualized

**	Not Annualized

~	Amount represents less than $0.01 per share

+	Such ratios are after administrative and transfer agent waivers and adviser expense reimbursements, when applicable. BNY Mellon Investment Servicing (US) Inc., the administrative agent and transfer agent, waived a portion of its fees beginning with the Fund’s commencement of operations, August 22, 2011. The Adviser agreed to waive its investment advisory fee or absorb other operating expenses to the extent necessary to ensure that total Fund operating expenses (other than interest, taxes, brokerage commissions, dividends and interest on short sales and other portfolio transaction expenses, capital expenditures, and extraordinary expenses) would not exceed the Fund’s operating expense cap of 2.00% of average daily net assets until August 21, 2014.

#	Such ratios are net of fees paid indirectly (see Note B in the Notes to Financial Statements).

Notes to Financial Statements are an integral part of this Schedule.

Driehaus International Small Cap Growth Fund

Financial Highlights

	For the six month period January 1, 2012 through June 30, 2012 (unaudited)		For the year ended December 31, 2011	For the year ended December 31, 2010		For the year ended December 31, 2009		For the year ended December 31, 2008		For the period September 17, 2007 through December 31, 2007
Net asset value, beginning of period	$8.51		$9.66	$7.64		$4.93		$11.14		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.05		0.07	(0.06)		(0.02)		(0.01)		(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.01)		(1.17)	2.14		2.73		(5.90)		1.84

Total income (loss) from investment operations	0.04		(1.10)	2.08		2.71		(5.91)		1.82

LESS DISTRIBUTIONS:
Dividends from net investment income	—		(0.05)	(0.06)		—		(0.01)		(0.10)
Distributions from capital gains	—		—	—		—		(0.29)		(0.61)

Total distributions	—		(0.05)	(0.06)		—		(0.30)		(0.71)

Redemption fees added to paid-in capital	0.00	~	0.00 ~	0.00	~	0.00	~	0.00	~	0.03

Net asset value, end of period	$8.55		$8.51	$9.66		$7.64		$4.93		$11.14

Total Return	0.47	%**	(11.39)%	27.13%		55.17%		(53.12)%		18.88	%**
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$214,325		$232,729	$258,446		$201,020		$111,446		$143,364
Ratio of expenses before reimbursements, waivers and fees paid indirectly to average net assets	1.76	%*	1.73%	1.75%		1.87%		1.88%		1.94	%*
Ratio of net expenses to average net assets	1.74	%*#	1.69%#	1.72	%+#	1.85	%+#	1.83	%+#	1.90	%*+#
Ratio of net investment income (loss) to average net assets	0.96	%*#	0.66%#	(0.76	)%+#	(0.54	)%+#	(0.71	)%+#	(0.83	)%*+#
Portfolio turnover	160	%**	311%	298%		265%		271%		100	%**

*	Annualized

**	Not Annualized

~	Amount represents less than $0.01 per share

+	Such ratios are after administrative and transfer agent waivers and adviser expense reimbursements, when applicable.BNY Mellon Investment Servicing (US) Inc., the administrative agent and transfer agent, waived a portion of its fees beginning with the Fund’s commencement of operations, September 17, 2007. The Adviser agreed to waive its investment advisory fee or absorb other operating expenses to the extent necessary to ensure that total Fund operating expenses (other than interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures, and extraordinary expenses) would not exceed the Fund’s operating expense cap of 2.00% of average daily net assets until September 16, 2010.

#	Such ratios are net of fees paid indirectly (see Note B in the Notes to Financial Statements).

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Global Growth Fund

Financial Highlights

	For the six month period January 1, 2012 through June 30, 2012 (unaudited)		For the year ended December 31, 2011		For the year ended December 31, 2010		For the year ended December 31, 2009		For the period May 1, 2008 through December 31, 2008
Net asset value, beginning of period	$6.58		$9.01		$7.59		$4.98		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	(0.02)		(0.10)		(0.11)		(0.05)		(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.53		(1.53)		1.55		2.66		(5.00)

Total income (loss) from investment operations	0.51		(1.63)		1.44		2.61		(5.02)

LESS DISTRIBUTIONS:
Dividends from net investment income	—		—		(0.02)		—		—
Distributions from capital gains	—		(0.80)		—		—		—

Total distributions	—		(0.80)		(0.02)		—		—

Redemption fees added to paid-in capital	0.00	~	0.00	~	—		0.00	~	0.00	~

Net asset value, end of period	$7.09		$6.58		$9.01		$7.59		$4.98

Total Return	7.90	%**	(18.15)%		19.00%		52.41%		(50.20	)%**
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$34,370		$35,580		$52,719		$40,301		$14,557
Ratio of expenses before reimbursements and/or recapture, waivers and fees paid indirectly to average net assets	2.01	%*¥	1.88	%¥	1.81%		2.34%		3.94	%*
Ratio of net expenses to average net assets	2.00	%*#¥	1.97	%+#¥	2.00	%+#	2.00	%+#	2.00	%*+#
Ratio of net investment income (loss) to average net assets	(0.49	)%*#	(1.08	)%+#	(1.37	)%+#	(1.09	)%+#	(0.86	)%*+#
Portfolio turnover	46	%**	142%		145%		119%		74	%**

*	Annualized

**	Not Annualized

~	Amount represents less than $0.01 per share

+	Such ratios are after administrative and transfer agent waivers and adviser expense reimbursements and/or recapture, when applicable. BNY Mellon Investment Servicing (US) Inc., the administrative agent and transfer agent, waived a portion of its fees beginning with the Fund’s commencement of operations, May 1, 2008. The Adviser agreed to waive its investment advisory fee or absorb other operating expenses to the extent necessary to ensure that total Fund operating expenses (other than interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures, and extraordinary expenses) would not exceed the Fund’s operating expense cap of 2.00% of average daily net assets until April 30, 2011.

#	Such ratios are net of fees paid indirectly (see Note B in the Notes to Financial Statements).

¥	Ratio of expenses to average net assets includes interest expense of less than 0.005% for the six month period ended June 30, 2012 and the year ended December 31, 2011. The interest expense is from utilizing the line of credit (see Note F in the Notes to Financial Statements).

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Mid Cap Growth Fund

Financial Highlights

	For the six month period January 1, 2012 through June 30, 2012 (unaudited)		For the year ended December 31, 2011	For the year ended December 31, 2010	For the period April 27, 2009 through December 31, 2009
Net asset value, beginning of period	$12.53		$13.69	$11.63	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	(0.05)		(0.16)	(0.14)	(0.08)
Net realized and unrealized gain (loss) on investments	0.91		(0.14)	3.25	2.85

Total income (loss) from investment operations	0.86		(0.30)	3.11	2.77

LESS DISTRIBUTIONS:
Dividends from net investment income	—		—	—	—
Distributions from capital gains	—		(0.86)	(1.05)	(1.14)

Total distributions	—		(0.86)	(1.05)	(1.14)

Redemption fees added to paid-in capital	0.00	~	0.00 ~	0.00 ~	0.00	~

Net asset value, end of period	$13.39		$12.53	$13.69	$11.63

Total Return	6.86	%**	(2.15)%	26.59%	27.66	%**
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$23,282		$21,895	$21,573	$14,821
Ratio of expenses before reimbursements and waivers to average net assets	1.98	%*	1.95%	2.47%	2.82	%*
Ratio of net expenses to average net assets	1.75	%*+	1.75%+	1.75%+	1.75	%*+
Ratio of net investment income (loss) to average net assets	(0.68	)%*+	(1.13)%+	(1.39)%+	(1.15	)%*+
Portfolio turnover	64	%**	193%	182%	208	%**

*	Annualized

**	Not Annualized

~	Amount represents less than $0.01 per share

+	Such ratios are after administrative and transfer agent waivers and adviser expense reimbursements, when applicable. BNY Mellon Investment Servicing (US) Inc., the administrative agent and transfer agent, waived a portion of its fees beginning with the Fund’s commencement of operations, April 27, 2009. The Adviser agreed to waive its investment advisory fee or absorb other operating expenses to the extent necessary to ensure that total Fund operating expenses (other than interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures, and extraordinary expenses) would not exceed the Fund’s operating expense cap of 1.75% of average daily net assets until April 30, 2015.

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Large Cap Growth Fund

Financial Highlights

	For the six month period January 1, 2012 through June 30, 2012 (unaudited)		For the year ended December 31, 2011	For the year ended December 31, 2010	For the period April 27, 2009 through December 31, 2009
Net asset value, beginning of period	$12.52		$13.79	$11.94	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	(0.01)		(0.11)	(0.12)	(0.05)
Net realized and unrealized gain (loss) on investments	0.88		(0.03)	2.67	2.36

Total income (loss) from investment operations	0.87		(0.14)	2.55	2.31

LESS DISTRIBUTIONS:
Dividends from net investment income	—		—	—	—
Distributions from capital gains	—		(1.13)	(0.70)	(0.37)

Total distributions	—		(1.13)	(0.70)	(0.37)

Redemption fees added to paid-in capital	0.00	~	0.00 ~	0.00 ~	0.00	~

Net asset value, end of period	$13.39		$12.52	$13.79	$11.94

Total Return	6.95	%**	(0.97)%	21.36%	23.14	%**
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$19,841		$19,335	$21,169	$13,875
Ratio of expenses before reimbursements and waivers to average net assets	2.00	%*	1.96%	2.28%	2.72	%*
Ratio of net expenses to average net assets	1.75	%*+	1.75%+	1.75%+	1.75	%*+
Ratio of net investment loss to average net assets	(0.11	)%*+	(0.76)%+	(1.12)%+	(0.67	)%*+
Portfolio turnover	56	%**	156%	140%	142	%**

*	Annualized

**	Not Annualized

~	Amount represents less than $0.01 per share

+	Such ratios are after administrative and transfer agent waivers and adviser expense reimbursements, when applicable. BNY Mellon Investment Servicing (US) Inc., the administrative agent and transfer agent, waived a portion of its fees beginning with the Fund’s commencement of operations, April 27, 2009. The Adviser agreed to waive its investment advisory fee or absorb other operating expenses to the extent necessary to ensure that total Fund operating expenses (other than interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures, and extraordinary expenses) would not exceed the Fund’s operating expense cap of 1.75% of average daily net assets until April 30, 2015.

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Mutual Funds

Notes to Financial Statements (unaudited)

A.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Organization

The Driehaus Mutual Funds (the “Trust”) is a registered management investment company, organized as a Delaware statutory trust, with ten separate series currently in operation. The Trust was organized under an Agreement and Declaration of Trust dated May 31, 1996 and may issue an unlimited number of full and fractional units of beneficial interest (shares) without par value. The seven series (“Funds” or each a “Fund”) included in this report are as follows:

Fund	Commencement of Operations
Driehaus International Discovery Fund	12/31/98
Driehaus Emerging Markets Growth Fund	12/31/97
Driehaus Emerging Markets Small Cap Growth Fund	08/22/11
Driehaus International Small Cap Growth Fund*	09/17/07
Driehaus Global Growth Fund	05/01/08
Driehaus Mid Cap Growth Fund	04/27/09
Driehaus Large Cap Growth	04/27/09

*	On December 29, 2010, the Driehaus International Small Cap Growth Fund was closed to new investors.

The investment objective of each Fund is to maximize capital appreciation.

Driehaus International Discovery Fund seeks to achieve its objective by generally investing in equity securities of non-U.S. companies exhibiting strong growth characteristics.

Driehaus Emerging Markets Growth Fund seeks to achieve its objective by investing primarily in equity securities of emerging markets companies.

Driehaus Emerging Markets Small Cap Growth Fund seeks to achieve its objective by investing primarily in equity securities of small capitalization emerging markets companies.

Driehaus International Small Cap Growth Fund seeks to achieve its objective by investing primarily in equity securities of smaller capitalization non-U.S. companies exhibiting strong growth characteristics.

Driehaus Global Growth Fund seeks to achieve its objective by investing primarily in equity securities of both U.S. and non-U.S. companies exhibiting strong growth characteristics.

Driehaus Mid Cap Growth Fund seeks to achieve its objective by investing primarily in equity securities of mid capitalization U.S. companies exhibiting strong growth characteristics.

Driehaus Large Cap Growth Fund seeks to achieve its objective by investing primarily in equity securities of large capitalization U.S. companies exhibiting strong growth characteristics.

Fiscal Year End

The fiscal year end for the Funds is December 31.

Securities Valuation and Transactions

Equity securities are valued at the last sale price as of the close of the primary exchange or other designated time. In addition, if quotations are not readily available, if the values have been materially affected by events occurring after the closing of a foreign market, or if there has been a movement in the United States market that exceeds a certain threshold, assets may be valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees. Events that may materially affect asset values that could cause a fair value determination include, but are not limited to: corporate announcements relating to a specific security; natural and other disasters which may impact an entire market or region; and political and other events which may be global or impact a particular country or region. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. To the extent utilized, securities would be considered level 2 in the hierarchy described below. Substantially all transfers between level 1 and level 2 relate to the use of these procedures.

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

Each Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

Level 1 — quoted prices in active markets for identical securities

Level 2 — significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of the Funds’ investments that are measured at fair value by Level within the fair value hierarchy as of June 30, 2012 is as follows:

Fund	Total Value at June 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Driehaus International Discovery Fund
Equity Securities:
Europe	$93,736,426	$5,664,900	$88,071,526	$—
Far East	63,876,764	7,845,210	56,031,554	—
Middle East	5,120,455	5,120,455	—	—
North America	17,982,394	17,982,394	—	—
South America	13,273,997	13,273,997	—	—

Total Investments	$193,990,036	$49,886,956	$144,103,080	$—

Driehaus Emerging Markets Growth Fund
Equity Securities:
Africa	$37,052,778	$6,227,664	$30,825,114	$—
Central America	7,694,889	7,694,889	—	—
Europe	89,725,552	21,749,117	67,976,435	—
Far East	415,610,709	22,104,179	393,506,530	—
Middle East	32,935,992	—	32,935,992	—
North America	71,190,154	71,190,154	—	—
South America	136,680,774	136,680,774	—	—

Total Investments	$790,890,848	$265,646,777	$525,244,071	$—

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

Fund	Total Value at June 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Driehaus Emerging Markets Small Cap Growth Fund
Assets:
Equity Securities:
Africa	$3,235,663	$413,054	$2,822,609	$—
Europe	4,045,007	319,558	3,725,449	—
Far East	22,183,464	—	22,183,464	—
Middle East	2,034,822	515,766	1,519,056	—
North America	2,346,971	2,346,971	—	—
South America	5,687,464	5,687,464	—	—
Equity Certificates	2,972,549	2,972,549	—	—
Purchased Put Options by Risk Category: Equity Contracts	150,000	150,000	—	—

Total Investments	$42,655,940	$12,405,362	$30,250,578	$—

Liabilities:
Written Put Options by Risk Category: Equity Contracts	$(59,000)	$(59,000)	$—	$—

Total Liabilities	$(59,000)	$(59,000)	$—	$—

Driehaus International Small Cap Growth Fund
Equity Securities:
Africa	$8,026,042	$—	$8,026,042	$—
Central America	2,228,692	2,228,692	—	—
Europe	101,995,785	—	101,995,785	—
Far East	66,470,691	—	66,470,691	—
North America	16,129,886	8,075,167	8,054,719	—
South America	14,512,241	14,512,241	—	—

Total Investments	$209,363,337	$24,816,100	$184,547,237	$—

Driehaus Global Growth Fund
Equity Securities:
Europe	$6,860,034	$—	$6,860,034	$—
Far East	3,155,264	722,846	2,432,418	—
Middle East	658,946	658,946	—	—
North America	20,856,348	20,469,834	386,514	—
South America	1,197,099	1,197,099	—	—

Total Investments	$32,727,691	$23,048,725	$9,678,966	$—

Driehaus Mid Cap Growth Fund
Investments in Securities*	$21,786,242	$21,786,242	$—	$—

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

Fund	Total Value at June 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Driehaus Large Cap Growth Fund
Investments in Securities*	$19,231,765	$19,231,765	$—	$—

*	See Schedule of Investments for industry breakout.

Transfers between levels, if any, are recognized as of the last day in the fiscal quarter of the period in which the event or change in circumstances that caused the reclassification occurred. The Funds used observable inputs in their valuation methodologies whenever they were available and deemed reliable.

When fair value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from closing prices for the same securities, which means that a Fund may value those securities higher or lower than another fund that does not employ fair value. In addition, the fair value price may differ materially from the value a Fund may ultimately realize.

For the period ended June 30, 2012, securities with end of period values of $83,459,750, $149,920,096, $9,689,393, $85,681,702 and $7,130,719 held by Driehaus International Discovery Fund, Driehaus Emerging Markets Growth Fund, Driehaus Emerging Markets Small Cap Growth Fund, Driehaus International Small Cap Growth Fund, and Driehaus Global Growth Fund, respectively, were transferred from Level 1 to Level 2.

Securities transactions are accounted for on trade date. The cost of investments sold is determined by the use of specific identification method for both financial reporting and income tax purposes. Interest income is recorded on an accrual basis. Dividend income, net of non-reclaimable foreign taxes withheld, is recorded on the ex-dividend date or as soon as the information is available. Income and expenses are accrued daily.

Options Contracts

The Funds are subject to equity and other risk exposures in the normal course of pursuing their investment objective. The Funds may use options contracts to hedge their portfolio or a portion thereof or speculatively for the purpose of profiting from a decline in the market value of a security.

The Funds may write covered call and put options on futures, securities or currencies the Funds own or in which they may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Schedule of Investments. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such in the Schedule of Investments. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. The risk exists that a Fund may not be able to enter into a closing transaction because of an illiquid market.

For the period January 1, 2012 through June 30, 2012, the average volume of purchased and written options for Driehaus Emerging Markets Small Cap Growth Fund is $404,456 and $176,079, respectively.

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

The premiums received and the number of option contracts written during the period ended June 30, 2012, were as follows:

Driehaus Emerging Markets Small Cap Growth Fund	Number of Contracts	Premiums Received
Options outstanding at December 31, 2011	4,583	$204,989
Options written	54,250	1,730,963
Options closed	(43,833)	(1,544,146)
Options expired	(12,500)	(231,686)

Options outstanding as of June 30, 2012	2,500	$160,120

The Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included in its Schedule of Investments as an investment and subsequently marked-to-market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, security or currency transaction to determine the realized gain or loss. When entering into purchased option contracts, a Fund bears the risk of securities prices moving unexpectedly, in which case, a Fund may not achieve the anticipated benefits of the purchased option contracts; however, the risk of loss is limited to the premium paid. As of June 30, 2012, the Funds had outstanding options as listed on the Schedule of Investments.

Derivative Investment Holdings Categorized by Risk Exposure

Each Fund is subject to the Financial Accounting Standards Board’s (“FASB”) “Disclosures about Derivative Instruments and Hedging Activities” (the “Derivatives Statement”). The Derivatives Statement amends and expands disclosures about derivative instruments and hedging activities. The Derivatives Statement is intended to improve financial reporting about derivative instruments requiring enhanced disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivative instruments are accounted for and their effects on the Funds’ financial position and results of operations.

The following table sets forth the fair value and the location in the Statement of Assets and Liabilities of the Driehaus Emerging Market Small Cap Growth Fund’s derivative contracts by primary risk exposure as of June 30, 2012:

	Asset derivatives		Liability derivatives
Risk exposure category	Statement of Assets and Liabilities location	Fair value	Statement of Assets and Liabilities location	Fair Value
Equity contracts*	Investments, at market value	$150,000	Outstanding options written, at value	$59,000

*	Includes cumulative appreciation/depreciation of options contracts shown in the Schedule of Investments.

The following table sets forth the Driehaus Emerging Markets Small Cap Growth Fund’s realized gain/loss by primary risk exposure and by type of derivative contract for the period January 1, 2012 through June 30, 2012.

	Amount of realized gain/(loss) on derivatives
Risk exposure category	Purchased Options	Written Options
Equity contracts	$(1,735,866)	$758,112

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

The following table sets forth the Driehaus Emerging Markets Small Cap Growth Fund’s change in unrealized appreciation/depreciation by primary risk exposure and by type of derivative contract for the period January 1, 2012 through June 30, 2012.

	Change in unrealized appreciation/(depreciation) on derivatives
Risk exposure category	Purchased Options	Written Options
Equity contracts	$(76,523)	$101,120

Federal Income Taxes

No provision is made for Federal income taxes since each Fund has elected or will elect to be taxed as a “regulated investment company” under Subchapter M of the Internal Revenue Code (the “Code”) and has made and declared all the required distributions to its shareholders in amounts sufficient to relieve each Fund from all or substantially all Federal income and excise taxes under provisions of current Federal tax law.

Each Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ending 2011, 2010, 2009 and 2008 remain open to Federal and state audit. As of June 30, 2012, management has evaluated the application of these standards to each Fund, and has determined that no provision for income tax is required in each Fund’s financial statements for uncertain tax provisions. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Funds did not incur any interest or penalties. The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion which may be recoverable. Foreign taxes are provided for based on the Funds’ understanding of the tax rules and regulations that exist in the foreign markets in which they invest.

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

For the year ended December 31, 2011, reclassifications were recorded to undistributed net investment income, undistributed net realized gain and paid-in capital for any permanent tax differences. These reclassifications relate primarily to foreign currency gains and losses, sales of passive foreign investment companies and net operating losses. Results of operations and net assets were not affected by these reclassifications.

For Federal income tax purposes, capital loss carryforwards represent net capital losses of a Fund that may be carried forward for a maximum period of eight years and applied against future net realized gains. On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 was enacted to modernize several of the Federal income and excise tax provisions related to regulated investment companies. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital losses, irrespective of the character of the original loss. New net capital losses (those earned in taxable years beginning after December 22, 2010) may be carried forward indefinitely and must retain the character of the original loss. Such new net capital losses generally must be used by a regulated investment company before it uses any net capital losses incurred in taxable years beginning on or before December 22, 2010. This increases the likelihood that net capital losses incurred in taxable years beginning on or before December 22, 2010 will expire unused.

During the year ended December 31, 2011, Driehaus International Discovery Fund utilized $18,755,180 of capital loss carryforwards and as of December 31, 2011, had capital loss carryforwards of $4,895,971 expiring in 2015, $150,784,019 expiring in 2016 and $109,113,076 expiring in 2017. During the year ended December 31, 2011, Driehaus Emerging Markets Growth Fund did not utilize any capital loss carryforwards and as of December 31, 2011, had capital loss carryforwards of $30,833,247 with no expiration date. During the period ended December 31, 2011, Driehaus Emerging Markets Small Cap Growth Fund did not utilize any capital loss carryforwards and as of December 31, 2011, had capital loss carryforwards of $1,341,385 with no expiration date. During the year ended December 31, 2011, Driehaus International

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

Small Cap Growth Fund utilized $12,998,689 of capital loss carryforwards and as of December 31, 2011, had capital loss carryforwards of $3,818,027 expiring in 2017. During the year ended December 31, 2011, Driehaus Global Growth Fund, Driehaus Mid Cap Growth Fund and Driehaus Large Cap Growth Fund did not utilize any capital loss carryforwards and as of December 31, 2011, had no capital loss carryforwards. To the extent that the Funds realize future net capital gains, those capital gains will be offset by any unused capital loss carryforwards subject to the limitations described below. For the year or period ended December 31, 2011, Driehaus International Discovery Fund, Driehaus Emerging Markets Growth Fund, Driehaus Emerging Markets Small Cap Growth Fund, Driehaus International Small Cap Growth Fund and Driehaus Global Growth Fund had late-year ordinary losses deferral of $532,171, $2,925,109, $9,595, $177,777 and $45,026, respectively, which were deferred for tax purposes and were recognized on January 1, 2012. For the year or period ended December 31, 2011, Driehaus International Discovery Fund, Driehaus Emerging Markets Growth Fund, Driehaus Emerging Markets Small Cap Growth Fund, Driehaus International Small Cap Growth Fund, Driehaus Global Growth Fund, Driehaus Mid Cap Growth Fund and Driehaus Large Cap Growth Fund had late-year capital looses deferral of $4,139,514, $30,325,458, $1,897,337, $9,894,543, $575,600, $260,058 and $105,420, respectively, which were deferred for tax purposes and were recognized on January 1, 2012.

Included in the capital loss carryforward amounts stated above are capital losses that Driehaus International Discovery Fund inherited from its merger with Driehaus International Equity Yield Fund on September 19, 2008 of approximately $4,895,971, which may be applied against any realized net taxable capital gains in future years. Section 382 of the Code imposes certain limitations that will likely reduce the Fund’s ability to use these capital loss carryforwards.

Distributions to Shareholders

The Funds had no distributions during the six months ended June 30, 2012.

The tax character of distributions paid during the fiscal year ended December 31, 2011 was as follows:

Distributions paid from:	Driehaus International Discovery Fund	Driehaus Emerging Markets Growth Fund	Driehaus Emerging Markets Small Cap Growth Fund	Driehaus International Small Cap Growth Fund	Driehaus Global Growth Fund	Driehaus Mid Cap Growth Fund	Driehaus Large Cap Growth Fund
Ordinary income	$—	$44,003,425	$—	$1,347,630	$—	$254,377	$414,273
Net long-term capital gain	—	1,860,551	—	—	3,868,133	1,156,723	1,186,215

Total distributions paid	$—	$45,863,976	$—	$1,347,630	$3,868,133	$1,411,100	$1,600,488

The tax character of distributions paid during the fiscal year ended December 31, 2010 was as follows:

Distributions paid from:	Driehaus International Discovery Fund	Driehaus Emerging Markets Growth Fund	Driehaus International Small Cap Growth Fund	Driehaus Global Growth Fund	Driehaus Mid Cap Growth Fund	Driehaus Large Cap Growth Fund
Ordinary income	$6,325,312	$62,595,686	$1,697,404	$130,742	$440,656	$1,652
Net long-term capital gain	—	25,891,729	—	33	786,687	967,589

Total distributions paid	$6,325,312	$88,487,415	$1,697,404	$130,775	$1,227,343	$969,241

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

As of December 31, 2011, the components of net assets on a tax basis were as follows:

Distributions paid from:	Driehaus International Discovery Fund	Driehaus Emerging Markets Growth Fund	Driehaus Emerging Markets Small Cap Growth Fund	Driehaus International Small Cap Growth Fund	Driehaus Global Growth Fund	Driehaus Mid Cap Growth Fund	Driehaus Large Cap Growth Fund
Undistributed ordinary income	$—	$3,661,395	$—	$1,069,438	$—	$—	$—
Undistributed long-term capital gain	—	—	—	—	406,151	702,428	407,300

Accumulated earnings	$—	$3,661,395	$—	$1,069,438	$406,151	$702,428	$407,300
Paid-in capital	476,029,911	793,336,706	36,917,697	242,341,550	34,598,383	18,581,287	16,008,734
Accumulated capital and other losses	(269,464,752)	(64,083,815)	(3,248,317)	(13,890,345)	(620,626)	(260,057)	(105,421)
Unrealized appreciation (depreciation) on foreign currency	48,958	188,152	97,271	(21,287)	5,795	—	—
Unrealized appreciation on investments	5,312,591	8,188,651	(1,046,881)	3,229,739	1,189,966	2,870,948	3,024,507

Net assets	$211,926,708	$741,291,089	$32,719,770	$232,729,095	$35,579,669	$21,894,606	$19,335,120

The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the tax deferral of losses on wash sales and passive foreign investment company (PFIC) mark-to-market.

Foreign Currency Translation

Foreign currency and equity securities not denominated in U.S. dollars are translated into U.S. dollar values based upon the current rates of exchange on the date of the Funds’ valuations.

Net realized foreign exchange gains or losses which are reported by the Funds result from currency gains and losses on transaction hedges arising from changes in exchange rates between the trade and settlement dates on spot contracts underlying securities transactions, the difference between the amounts accrued for dividends, interest, and foreign taxes and the amounts actually received or paid in U.S. dollars for these items, and taxes imposed each time a Fund purchases Brazilian currency. Net unrealized foreign exchange gains and losses result from changes in the U.S. dollar value of assets and liabilities (other than investments in securities), which are denominated in foreign currencies, as a result of changes in exchange rates.

Net realized foreign exchange gains or losses on portfolio hedges result from the use of forward contracts to hedge portfolio positions denominated or quoted in a particular currency in order to reduce or limit exposure in that currency. The Funds had no portfolio hedges during the six months ended June 30, 2012.

The Funds do not isolate that portion of the results of operations which results from fluctuations in foreign exchange rates on investments. These fluctuations are included with the net realized gain (loss) from security transactions and the net change in unrealized appreciation (depreciation) of investments.

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

Use of Estimates

The preparation of financial statements, in conformity with U.S. generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of net increases or decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Indemnifications

Under the Trust’s organizational documents, the officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Funds’ maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

New Accounting Pronouncements

In December 2011, FASB issued ASU No. 2011-11, “Disclosures about Offsetting Assets and Liabilities.” ASU No. 2011-11 requires disclosures to make financial statements that are prepared under U.S. GAAP more comparable to those prepared under IFRSs. The new disclosure requirements mandate that entities disclose both gross and net information about instruments and transactions eligible for offset in the statement of assets and liabilities as well as instruments and transactions subject to an agreement similar to a master netting arrangement. In addition, ASU No. 2011-11 requires disclosure of collateral received and posted in connection with master netting agreements or similar arrangements. New disclosures are required for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is evaluating the impact of ASU No. 2011-11 on the financial statements and disclosures.

B.   INVESTMENT ADVISORY FEES, TRANSACTIONS WITH AFFILIATES, AND ADMINISTRATIVE FEES

Richard H. Driehaus, the President of the Trust, is also the Chairman of the Board of Driehaus Capital Management LLC (“DCM” or the “Adviser”), a registered investment adviser, and of Driehaus Securities LLC (“DS LLC” or the “Distributor”), a registered broker-dealer.

DCM serves as the Funds’ investment adviser. In return for its services to the Funds, DCM receives monthly fees. Driehaus International Discovery Fund pays the Adviser an annual management fee on a monthly basis computed and accrued daily as follows: 1.50% on the first $500 million of average daily net assets, 1.35% on the next $500 million and 1.25% of average daily net assets in excess of $1 billion. Driehaus Emerging Markets Growth Fund, Driehaus Emerging Markets Small Cap Growth Fund and Driehaus International Small Cap Growth Fund each pay the Adviser a monthly fee computed and accrued daily at an annual rate of 1.50% of each Fund’s average daily net assets. Driehaus Global Growth Fund pays the Adviser a monthly fee computed and accrued daily at an annual rate of 1.25% of the Fund’s average daily net assets. Driehaus Mid Cap Growth Fund pays the Adviser a monthly fee computed and accrued daily at an annual rate of 1.00% of the Fund’s average daily net assets. Driehaus Large Cap Growth Fund pays the Adviser a monthly fee computed and accrued daily at an annual rate of 0.90% of the Fund’s average daily net assets.

DCM has entered into an agreement to cap Driehaus Emerging Markets Small Cap Growth Fund’s annual operating expenses (other than interest, taxes, brokerage commissions, dividends and interest on short sales and other portfolio transaction expenses, capital expenditures and extraordinary expenses) at 2.00% of average daily net assets until August 21, 2014. For a period of three years subsequent to the Fund’s commencement of operations, DCM is entitled to reimbursement for previously waived fees and reimbursed expenses to the extent that the Fund’s expense ratio remains below the operating expense cap. For the six months ended June 30, 2012, DCM waived fees for Driehaus Emerging Markets Small Cap Growth Fund totaling $17,886 under this agreement and $75,467 is still subject to recapture under the agreement.

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

DCM has entered into agreements to cap Driehaus Mid Cap Growth Fund’s and Driehaus Large Cap Growth Fund’s annual operating expenses (other than interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures and extraordinary expenses) at 1.75% of average daily net assets until April 30, 2015. For a period of three years subsequent to any waiver of fees or reimbursement of expenses, DCM is entitled to reimbursement for such previously waived fees and reimbursed expenses to the extent that each Fund’s expense ratio remains below the operating expense cap. For the six months ended June 30, 2012, DCM waived fees for Driehaus Mid Cap Growth Fund and Driehaus Large Cap Growth Fund totaling $27,113 and $25,465, respectively, under these agreements, and the total amount of expenses still subject to recapture under the agreements are $210,057 and $172,824, respectively.

The amounts accrued and payable to DCM during the six months ended June 30, 2012, are as follows:

Fund	Advisory Fees	Advisory Fees Payable (included in Due to affiliates)
Driehaus International Discovery Fund	$1,645,490	$242,569
Driehaus Emerging Markets Growth Fund	6,250,113	981,811
Driehaus Emerging Markets Small Cap Growth Fund	342,460	45,337
Driehaus International Small Cap Growth Fund	1,753,249	256,243
Driehaus Global Growth Fund	225,060	34,495
Driehaus Mid Cap Growth Fund	116,994	13,542
Driehaus Large Cap Growth Fund	91,126	8,981

Certain of the Funds direct certain portfolio trades, subject to obtaining the best price and execution, to brokers who have agreed to pay a portion of the Funds’ operating expenses using part of the commissions generated. For the six months ended June 30, 2012, these arrangements reduced the expenses of Driehaus International Discovery Fund, Driehaus Emerging Markets Growth Fund, Driehaus Emerging Markets Small Cap Growth Fund, Driehaus International Small Cap Growth Fund, Driehaus Global Growth Fund, Driehaus Mid Cap Growth Fund and Driehaus Large Cap Growth Fund by $24,000 (1.2%), $57,483 (0.8%), $7,212 (1.5%), $22,751 (1.1%), $1,500 (0.4%), $350 (0.2%) and $500 (0.2%), respectively.

Certain officers of the Trust are also officers of DCM and DS LLC. The Funds pay a portion of the Chief Compliance Officer’s salary and bonus. No other officers received compensation from the Funds.

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as the Funds’ administrative and accounting agent. In compensation for these services, BNY Mellon receives the larger of a monthly minimum fee or a monthly fee based upon average net assets. BNY Mellon has agreed to waive a portion of its monthly fee for administrative and accounting agent service for the first six months of operations for Driehaus Emerging Markets Small Cap Growth Fund. For the six months ended June 30, 2012, BNY Mellon waived $2,097 for Driehaus Emerging Markets Small Cap Growth Fund. BNY Mellon also acts as the transfer agent and dividend disbursing agent for the Funds. For these services, BNY Mellon receives a monthly fee based on shareholder processing activity during the month. BNY Mellon has agreed to waive a portion of its monthly fee for transfer agent service for the first two years of operations for Driehaus Emerging Markets Small Cap Growth Fund. For the six months ended June 30, 2012, BNY Mellon waived $11,934 for Driehaus Emerging Markets Small Cap Growth Fund.

C.  DERIVATIVES AND OTHER FINANCIAL INSTRUMENTS

The Driehaus Emerging Markets Small Cap Growth Fund invests in equity certificates which allows the Fund to participate in the appreciation (depreciation) of the underlying security without actually owning the underlying security. These instruments are purchased pursuant to an agreement with a financial institution and are valued at a calculated market price based on the value of the underlying security in accordance with the agreement. At June 30, 2012, Driehaus Emerging Markets Small Cap Growth Fund had unrealized depreciation of $59,728 as a result of its investment in these financial instruments. The aggregate market values of these certificates for the Driehaus Emerging Markets Small Cap Growth Fund represented 6.7% of the Fund’s net assets at June 30, 2012.

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

The Funds enter into foreign currency spot contracts to facilitate transactions in foreign denominated securities. These spot contracts are typically open for 2 to 5 days, depending on the settlement terms of the underlying security transaction. At June 30, 2012, the Funds had foreign currency spot contracts outstanding under which they are obligated to exchange currencies at specified future dates. The unrealized appreciation or depreciation on spot contracts is reflected as a separate line item in the Statement of Assets and Liabilities. At June 30, 2012, the Funds’ currency transactions were limited to transaction hedges.

D.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales of investment securities, other than short-term obligations, for the year ended June 30, 2012 were as follows:

Fund	Purchases	Sales
Driehaus International Discovery Fund	$117,832,146	$136,286,005
Driehaus Emerging Markets Growth Fund	1,114,598,168	1,029,627,155
Driehaus Emerging Markets Small Cap Growth Fund	56,188,687	44,378,125
Driehaus International Small Cap Growth Fund	358,826,314	368,591,835
Driehaus Global Growth Fund	15,953,410	20,748,881
Driehaus Mid Cap Growth Fund	14,449,434	14,686,300
Driehaus Large Cap Growth Fund	11,200,669	12,175,841

E.  RESTRICTED SECURITIES

Restricted securities are securities that are not registered for sale under the Securities Act of 1933 or applicable foreign law and that may be re-sold only in transactions exempt from applicable registration. Restricted securities include Rule 144A securities which may be sold normally to qualified institutional buyers. At June 30, 2012, the Funds held no restricted securities, other than equity certificates. Since an investment in equity certificates represents an agreement entered into with a financial institution, with terms set by such financial institution, these instruments are also deemed to be restricted (see Note C).

F.  LINE OF CREDIT

Driehaus International Discovery Fund, Driehaus Emerging Markets Growth Fund and Driehaus International Small Cap Growth Fund have obtained an uncommitted line of credit in the amount of $25,000,000 and Driehaus Emerging Markets Small Cap Growth Fund, Driehaus Global Growth Fund, Driehaus Mid Cap Growth Fund and Driehaus Large Cap Growth Fund have obtained an uncommitted line of credit in the amount of $5,000,000. These lines of credit are available primarily to meet large, unexpected shareholder withdrawals subject to certain restrictions. Interest is charged at a rate per annum equal to the Federal Funds Rate in effect at the time of the borrowings plus 1.5%. Driehaus International Discovery Fund utilized the line of credit during the period January 25, 2012 to February 13, 2012. The average daily loan balance outstanding on days where borrowings existed was $4,000,000, the weighted average interest rate was 0.66% and the interest expense which is included on the Statement of Operations, was $2,847 for Driehaus International Discovery Fund. Driehaus Global Growth Fund utilized the line of credit during the period March 1, 2012 to March 13, 2012. The average daily loan balance outstanding on days where borrowings existed was $3,000,000, the weighted average interest rate was 0.01% and the interest expense which is included on the Statement of Operations, was $1,613 for Driehaus Global Growth Fund.

G.  RISKS CONCENTRATIONS

To the extent a Fund invests in foreign securities, it may entail risks due to the potential for political and economic instability in the countries where the issuers of these securities are located. In addition, foreign exchange fluctuations could affect the value of positions held. These risks are generally intensified in emerging markets.

H.  REDEMPTION FEES

The Funds may charge a redemption fee of 2.00% of the redemption amount for shares redeemed within 60 days of purchase. The redemption fees are recorded in paid-in capital.

Fund Expense Examples (unaudited)

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, including sales charges; redemption fees; and exchange fees and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six months ending June 30, 2012.

Actual Expenses

The first line of the tables below (“Actual”) provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below (“Hypothetical”) provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. You may use this information to compare the ongoing costs of investing in the Funds versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Driehaus International Discovery Fund

	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Six Months Ending June 30, 2012*
Actual	$1,000	$1,040.00	$8.83
Hypothetical (5% return before expenses)	$1,000	$1,016.21	$8.72

Driehaus Emerging Markets Growth Fund

	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Six Months Ending June 30, 2012*
Actual	$1,000	$1,043.20	$8.43
Hypothetical (5% return before expenses)	$1,000	$1,016.61	$8.32

Fund Expense Examples (unaudited) — (Continued)

Driehaus Emerging Markets Small Cap Growth Fund

	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Six Months Ending June 30, 2012*
Actual	$1,000	$1,079.50	$10.19
Hypothetical (5% return before expenses)	$1,000	$1,015.07	$9.87

Driehaus International Small Cap Growth Fund

	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Six Months Ending June 30, 2012*
Actual	$1,000	$1,004.70	$8.67
Hypothetical (5% return before expenses)	$1,000	$1,016.21	$8.72

Driehaus Global Growth Fund

	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Six Months Ending June 30, 2012*
Actual	$1,000	$1,079.00	$10.34
Hypothetical (5% return before expenses)	$1,000	$1,014.92	$10.02

Driehaus Mid Cap Growth Fund

	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Six Months Ending June 30, 2012*
Actual	$1,000	$1,068.60	$9.00
Hypothetical (5% return before expenses)	$1,000	$1,016.16	$8.77

Driehaus Large Cap Growth Fund

	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Six Months Ending June 30, 2012*
Actual	$1,000	$1,069.50	$9.00
Hypothetical (5% return before expenses)	$1,000	$1,016.16	$8.77

*	Expenses are equal to the Fund’s annualized expense ratios for the six-month period in the table below multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 366 to reflect the half-year period.

Fund Expense Examples (unaudited) — (Continued)

Driehaus International Discovery Fund	1.74%
Driehaus Emerging Markets Growth Fund	1.66%
Driehaus Emerging Markets Small Cap Growth Fund	1.97%
Driehaus International Small Cap Growth Fund	1.74%
Driehaus Global Growth Fund	2.00%
Driehaus Mid Cap Growth Fund	1.75%
Driehaus Large Cap Growth Fund	1.75%

DRH-SAR2012

Driehaus Mutual Funds

Trustees, Advisory Board Members & Officers

Richard H. Driehaus

Trustee

A.R. Umans

Chairman of the Board

Francis J. Harmon

Trustee

Daniel F. Zemanek

Trustee

Dawn M. Vroegop

Advisory Board Member

Theodore J. Beck

Advisory Board Member

Robert H. Gordon

President

Michelle L. Cahoon

Vice President & Treasurer

Janet L. McWilliams

Assistant Vice President

Michael Shoemaker

Chief Compliance Officer &

Assistant Vice President

Diane J. Drake

Secretary

Michael P. Kailus

Assistant Secretary

William H. Wallace, III

Assistant Secretary

Investment Adviser

Driehaus Capital Management LLC

25 East Erie Street

Chicago, IL 60611

Distributor

Driehaus Securities LLC

25 East Erie Street

Chicago, IL 60611

Administrator

UMB Fund Services, Inc.

803 W. Michigan St.

Milwaukee, WI 53233

Transfer Agent

UMB Fund Services, Inc.

803 W. Michigan St.

Milwaukee, WI 53233

Custodian

UMB Bank, n.a.

928 Grand Blvd.

Kansas City, MO 64106

Semi-Annual Report to Shareholders

June 30, 2012

Driehaus Active Income Fund

Driehaus Select Credit Fund

Driehaus International Credit Opportunities Fund

Distributed by:

Driehaus Securities LLC

This report has been prepared for the shareholders of the Funds and is not an offering to sell or buy any Fund securities. Such offering is only made by the Funds’ prospectus.

PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

A description of the Funds’ policies and procedures with respect to the voting of proxies relating to the Funds’ portfolio securities is available without charge, upon request, by calling 1-877-779-0079. This information is also available on the Funds’ website at http://www.driehaus.com.

Information regarding how the Funds voted proxies related to portfolio securities during the 12-month period ended June 30, 2012 is available without charge, upon request, by calling 1-877-779-0079. This information is also available on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS

Each Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available electronically on the SEC’s website at http://www.sec.gov; hard copies may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330. Each Fund’s complete schedule of portfolio holdings is also available on the Fund’s website at http://www.driehaus.com.

Driehaus Active Income Fund

Performance Overview (unaudited)

The performance summarized below is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. Performance data presented measures the change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains. Average annual total return reflects annualized change.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph compares the results of a $25,000 investment (minimum investment) in the Fund since November 8, 2005 (the date of the Predecessor Fund’s inception), with all dividends and capital gains reinvested, with the indicated indices (and dividends reinvested) for the same period.

Average Annual Total Returns as of 06/30/12	1 Year	3 Years	5 Years	Since Inception (11/08/05 - 06/30/12)
Driehaus Active Income Fund (LCMAX)[1]	–2.26%	4.27%	4.96%	4.81%
Citigroup 3-Month T-Bill Index[2]	0.04%	0.10%	0.87%	1.83%
Barclays Capital U.S. Aggregate Bond Index[3]	7.47%	6.94%	6.80%	6.43%

[1]

The Driehaus Active Income Fund (the “Fund”) performance shown above includes the performance of the Lotsoff Capital Management Active Income Fund (the “Predecessor Fund”) for the periods before the Fund’s registration statement became effective. The Fund received the assets and liabilities of the Predecessor Fund on June 1, 2009 through a reorganization of the Predecessor Fund into the Fund. The Predecessor Fund was a nondiversified fund that was a series of another management investment company registered under the Investment Company Act of 1940, as amended. The Fund had no prior operating history prior to succeeding to the assets of the Predecessor Fund. The Fund has substantially similar investment objectives, strategies, and policies as the Predecessor Fund. Financial and performance information of the Fund includes the Predecessor Fund information. The returns for the periods prior to October 1, 2006, reflect fee waivers and/or reimbursements without which performance would have been lower.

[2]

The Citigroup 3-Month T-Bill Index is designed to mirror the performance of the 3 month U.S. Treasury Bill. The Citigroup 3-Month T-Bill Index is unmanaged and its returns reflect reinvestment of all distributions and changes in market prices.

[3]

The Barclays Capital U.S. Aggregate Bond Index, an unmanaged index, represents securities that are SEC-registered, taxable and dollar denominated. This index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.

1

Driehaus Active Income Fund

Schedule of Investments

June 30, 2012 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value

ASSET-BACKED SECURITIES — 2.95%
Bear Stearns Asset Backed Securities Trust 0.31%, 2/25/28[2]	$1,226,287	$1,199,527
Citigroup Mortgage Loan Trust, Inc. 0.32%, 1/25/37[2]	404,520	185,823
CNL Funding 7.65%, 6/18/14[1]	3,031,081	3,117,206
Countrywide Asset-Backed Certificates 0.73%, 4/25/34[2]	122,988	97,142
Fannie Mae REMICS 0.90%, 9/25/23[2]	14,882,607	15,046,346
Fannie Mae REMICS 0.57%, 6/25/36[2]	14,485,807	14,476,521
Freddie Mac REMICS 0.44%, 1/15/35[2]	7,954,678	7,927,418
JP Morgan Alternative Loan Trust 0.31%, 3/25/37[2]	119,175	112,084
Merrill Lynch Mortgage Investors, Inc. 0.72%, 8/25/35[2]	124,929	98,813
Wells Fargo Mortgage Loan Trust 0.50%, 8/27/37[1,2,4]	36,029,572	32,741,874

Total ASSET-BACKED SECURITIES (Cost $74,833,335)		75,002,754

BANK LOANS — 11.01%
Auto Manufacturers — 1.56%
General Motors Holdings LLC 5.76%, 10/27/15[2]	44,000,000	39,746,520
Commercial Services — 0.94%
Altegrity, Inc. 7.75%, 2/21/15[2]	24,288,930	24,005,478
Electronics — 0.39%
NuSil Technology LLC 5.25%, 3/28/17[2]	9,869,507	9,803,677
Internet — 0.10%
Mood Media Corp. (Canada) 7.00%, 3/24/18[2,3]	2,475,000	2,440,201
Mining — 0.61%
American Rock Salt Co. LLC 5.50%, 4/25/17[2]	16,319,269	15,498,247
Oil & Gas — 0.97%
Chesapeake Energy Corp. 8.50%, 12/2/17[2]	25,000,000	24,778,500

	Shares, Principal Amount, or Number of Contracts	Value

Retail — 2.19%
Claire’s Stores, Inc. 3.22%, 5/29/14[2]	$14,452,106	$13,696,406
Gymboree Corp. 5.00%, 2/23/18[2]	12,194,289	11,516,774
Neiman Marcus Group, Inc. 4.75%, 5/16/18[2]	31,000,000	30,597,000

		55,810,180

Software — 2.19%
First Data Corp. 2.99%, 9/24/14[2]	38,458,087	36,995,141
First Data Corp. 2.99%, 9/24/14[2]	11,263,157	10,834,706
First Data Corp. 2.99%, 9/24/14[2]	8,278,757	7,963,833

		55,793,680

Telecommunications — 2.06%
Arinc, Inc. 6.25%, 10/26/15[2]	36,000,000	34,875,000
LightSquared LP 6.00%, 10/1/14[2,5]	23,807,674	16,099,939
Sorenson Communications, Inc. 6.00%, 8/16/13[2]	1,472,973	1,416,824

		52,391,763

Total BANK LOANS (Cost $288,174,822)		280,268,246

CORPORATE BONDS — 44.85%
Banks — 2.88%
Chase Capital II 0.97%, 2/1/27[2]	11,879,000	8,570,164
First Chicago NBD Institutional Capital I 1.02%, 2/1/27[2]	725,000	565,607
JP Morgan Chase Capital XXIII 1.47%, 5/15/77[2]	9,000,000	6,096,438
JPMorgan Chase & Co. 7.90%, 4/29/49[2]	43,813,000	48,031,754
JPMorgan Chase Capital XXI 1.42%, 1/15/87[2]	15,000,000	10,084,125

		73,348,088

Biotechnology — 0.89%
STHI Holding Corp. 8.00%, 3/15/18[1]	21,389,000	22,618,868
Chemicals — 0.93%
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC 8.88%, 2/1/18	2,000,000	2,040,000

Notes to Financial Statements are an integral part of this Schedule.

2

Driehaus Active Income Fund

Schedule of Investments

June 30, 2012 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value

Momentive Performance Materials, Inc. 12.50%, 6/15/14	$9,231,000	$9,623,317
Momentive Performance Materials, Inc. 11.50%, 12/1/16	16,240,000	12,098,800

		23,762,117

Commercial Services — 1.73%
DynCorp International, Inc. 10.38%, 7/1/17	23,280,000	19,904,400
Wyle Services Corp. 10.50%, 4/1/18[1]	22,285,000	24,067,800

		43,972,200

Computers — 2.21%
Seagate HDD Cayman (Cayman Islands) 7.75%, 12/15/18[3]	36,330,000	40,190,062
Seagate HDD Cayman (Cayman Islands) 6.88%, 5/1/20[3]	15,000,000	16,125,000

		56,315,062

Diversified Financial Services — 3.22%
American Express Co. 6.80%, 9/1/66[2]	56,843,000	58,718,819
General Electric Capital Corp. 7.13%, 12/15/49[2]	14,000,000	14,790,440
Textron Financial Corp. 6.00%, 2/15/67[1,2]	10,824,000	8,442,720

		81,951,979

Entertainment — 1.44%
Midwest Gaming Borrower LLC/Midwest Finance Corp. 11.63%, 4/15/16[1]	15,137,000	16,707,464
Production Resource Group, Inc. 8.88%, 5/1/19	26,475,000	19,988,625

		36,696,089

Healthcare — Products — 1.41%
ConvaTec Healthcare E S.A. (Luxembourg) 10.50%, 12/15/18[1,3]	35,666,000	35,844,330
Healthcare — Services — 2.41%
Aurora Diagnostics Holdings/Aurora Diagnostics Financing, Inc. 10.75%, 1/15/18	17,035,000	16,949,825
Healthsouth Corp. 7.25%, 10/1/18	1,500,000	1,597,500

	Shares, Principal Amount, or Number of Contracts	Value

Healthsouth Corp. 7.75%, 9/15/22	$20,541,000	$22,030,222
Kindred Healthcare, Inc. 8.25%, 6/1/19	5,400,000	5,008,500
National Mentor, Inc. 12.50%, 2/15/18[1]	15,850,000	15,790,563

		61,376,610

Household Products/Wares — 0.87%
Armored Autogroup, Inc. 9.50%, 11/1/18[1,2]	25,575,000	22,058,438
Insurance — 1.20%
Chubb Corp. 6.38%, 3/29/67[2]	29,500,000	30,458,750
Iron/Steel — 0.56%
Allegheny Technologies, Inc. 9.38%, 6/1/19	11,200,000	14,252,179
Leisure Time — 2.01%
Equinox Holdings, Inc. 9.50%, 2/1/16[1]	48,327,000	51,226,620
Media — 1.10%
Clear Channel Worldwide Holdings, Inc. 9.25%, 12/15/17	600,000	652,500
Clear Channel Worldwide Holdings, Inc. 9.25%, 12/15/17	2,400,000	2,616,000
ProQuest LLC/ProQuest Notes Co. 9.00%, 10/15/18[1]	27,605,000	24,568,450

		27,836,950

Metal Fabricate/Hardware — 0.23%
Dynacast International LLC/Dynacast Finance, Inc. 9.25%, 7/15/19[1]	5,527,000	5,761,898
Miscellaneous Manufacturing — 2.75%
Amsted Industries, Inc. 8.13%, 3/15/18[1]	34,990,000	37,001,925
GE Capital Trust I 6.38%, 11/15/67[2]	32,140,000	33,064,025

		70,065,950

Oil & Gas — 2.71%
Chesapeake Energy Corp. 9.50%, 2/15/15	24,820,000	26,867,650
Comstock Resources, Inc. 9.50%, 6/15/20	3,000,000	2,955,000
PetroBakken Energy Ltd. (Canada) 8.63%, 2/1/20[1,3]	2,000,000	1,990,000

Notes to Financial Statements are an integral part of this Schedule.

3

Driehaus Active Income Fund

Schedule of Investments

June 30, 2012 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value

Venoco, Inc. 8.88%, 2/15/19	$40,780,000	$37,109,800

		68,922,450

Packaging & Containers — 1.16%
Berry Plastics Corp. 4.34%, 9/15/14[2]	14,000,000	13,720,000
Berry Plastics Corp. 9.75%, 1/15/21	14,500,000	15,768,750

		29,488,750

Pipelines — 1.52%
Enbridge Energy Partners LP 8.05%, 10/1/77[2]	31,500,000	34,126,249
Oneok, Inc. 6.00%, 6/15/35	4,250,000	4,637,953

		38,764,202

Retail — 6.39%
Gymboree Corp. 9.13%, 12/1/18	2,925,000	2,712,938
Michaels Stores, Inc. 11.38%, 11/1/16	18,730,000	19,900,812
Michaels Stores, Inc. 7.75%, 11/1/18	39,800,000	41,989,000
Neiman Marcus Group, Inc. 10.38%, 10/15/15	19,985,000	20,734,637
Rite Aid Corp. 6.88%, 8/15/13	11,400,000	11,742,000
Rite Aid Corp. 10.38%, 7/15/16	32,350,000	34,230,344
Rite Aid Corp. 9.50%, 6/15/17	13,850,000	14,161,625
Rite Aid Corp. 10.25%, 10/15/19	3,000,000	3,375,000
Rite Aid Corp. 9.25%, 3/15/20[1]	9,800,000	9,824,500
Rite Aid Corp. 9.25%, 3/15/20[1]	4,000,000	4,000,000

		162,670,856

Software — 1.47%
First Data Corp. 11.25%, 3/31/16	25,500,000	24,033,750
SSI Investments II/SSI Co.-Issuer LLC 11.13%, 6/1/18	12,000,000	13,470,000

		37,503,750

Telecommunications — 5.76%
Clearwire Communications LLC/Clearwire Finance, Inc. 12.00%, 12/1/15[1]	36,600,000	33,123,000

	Shares, Principal Amount, or Number of Contracts	Value

Clearwire Communications LLC/Clearwire Finance, Inc. 12.00%, 12/1/15[1]	$42,000,000	$38,640,000
CommScope, Inc. 8.25%, 1/15/19[1]	50,300,000	53,192,250
NII Capital Corp. 7.63%, 4/1/21	8,427,000	7,226,152
Nortel Networks Ltd. (Canada) 10.13%, 7/15/13[3,5]	10,000,000	11,075,000
Nortel Networks Ltd. (Canada) 10.75%, 7/15/16[3,5]	3,000,000	3,337,500

		146,593,902

Total CORPORATE BONDS (Cost $1,134,889,982)		1,141,490,038

CONVERTIBLE CORPORATE BONDS — 10.39%
Auto Manufacturers — 2.08%
Ford Motor Co. 4.25%, 11/15/16	38,150,000	53,028,500
Electrical Components & Equipment — 2.44%
SunPower Corp. 4.50%, 3/15/15	46,334,000	40,426,415
Suntech Power Holdings Co., Ltd. (China) 3.00%, 3/15/13[3]	31,822,000	21,559,405

		61,985,820

Internet — 1.74%
Equinix, Inc. 3.00%, 10/15/14	12,750,000	21,515,625
WebMD Health Corp. 2.25%, 3/31/16	24,450,000	22,799,625

		44,315,250

Lodging — 0.81%
Gaylord Entertainment Co. 3.75%, 10/1/14[1]	13,730,000	20,474,863
Real Estate Investment Trusts — 1.17%
Host Hotels & Resorts LP 2.50%, 10/15/29[1]	23,000,000	29,813,750
Software — 0.33%
Electronic Arts, Inc. 0.75%, 7/15/16[1]	9,720,000	8,505,000
Telecommunications — 1.82%
Alcatel-Lucent USA, Inc. 2.88%, 6/15/23	16,500,000	12,498,750
Anixter International, Inc. 1.00%, 2/15/13	20,800,000	21,892,000
Nortel Networks Corp. (Canada) 1.75%, 10/15/12[3,5]	6,000,000	5,955,000

Notes to Financial Statements are an integral part of this Schedule.

4

Driehaus Active Income Fund

Schedule of Investments

June 30, 2012 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value

Nortel Networks Corp. (Canada) 2.13%, 4/15/14[3,5]	$6,000,000	$5,940,000

		46,285,750

Total CONVERTIBLE CORPORATE BONDS (Cost $275,149,812)		264,408,933

U.S. GOVERNMENT AND AGENCY SECURITY — 0.04%
Freddie Mac Non Gold Pool 2.45%, 6/1/34[2]	1,028,136	1,093,604

Total U.S. GOVERNMENT AND AGENCY SECURITIES (Cost $1,028,104)		1,093,604

COMMON STOCK — 1.18%
Airlines — 0.11%
United Continental Holdings, Inc.*	118,124	2,873,957
Auto Manufacturers — 0.69%
General Motors Co.*	701,946	13,842,375
Motors Liquidation Co. GUC Trust	313,752	3,843,462

		17,685,837

Auto Parts & Equipment — 0.04%
Lear Corp.	26,450	997,958
Software — 0.34%
Microsoft Corp.	280,637	8,584,686

Total COMMON STOCK (Cost $26,197,036)		30,142,438

CONVERTIBLE PREFERRED STOCK — 4.20%
Auto Manufacturers — 0.00%
General Motors Corp. Senior Convertible Preferred Escrow — B 5.25%, 3/6/34[4]	475,000	—
General Motors Corp. Senior Convertible Preferred Escrow — C 6.25%,12/15/12[4]	11,790,650	—

		—

Banks — 2.01%
Bank of America Corp. 7.25%, 12/31/49	48,422	47,211,450
Citigroup, Inc. 7.50%, 12/15/12	45,000	3,850,200

		51,061,650

	Shares, Principal Amount, or Number of Contracts	Value

Telecommunications — 2.19%
Lucent Technologies Capital Trust I 7.75%, 3/15/17	82,662	$55,796,850

Total CONVERTIBLE PREFERRED STOCK (Cost $126,487,364)		106,858,500

PREFERRED STOCKS — 3.71%
Banks — 0.41%
Goldman Sachs Group, Inc. 6.13%, 11/1/15	400,000	10,528,000
Office/Business Equipment — 2.03%
Pitney Bowes International Holdings, Inc. 6.13%, 10/30/16[1]	57,950	51,760,215
Telecommunications — 1.27%
Centaur Funding Corp. (Cayman Islands) 9.08%, 4/21/20[1,3]	27,242	32,188,126

Total PREFERRED STOCKS (Cost $92,591,190)		94,476,341

PURCHASED PUT OPTIONS — 0.21%
Standard and Poor’s 500 Index, Exercise Price: $1,300.00, Expiration Date: August, 2012*	2,111	3,039,840
Standard and Poor’s 500 Index, Exercise Price: $1,325.00, Expiration Date: August, 2012*	1,100	2,200,000

Total PURCHASED PUT OPTIONS (Cost $13,135,573)		5,239,840

DEMAND DEPOSIT — 20.24%
UMB Money Market Fiduciary 0.01%	515,117,560	515,117,560

Total DEMAND DEPOSIT (Cost $515,117,560)		515,117,560

WARRANTS — 0.30%
General Motors Co. —CW 19, Strike Price $18.33, Expiration Date 7/10/19	1,136,155	7,703,131

Total WARRANTS (Cost $21,643,013)		7,703,131

TOTAL INVESTMENTS (COST $2,569,247,791)	99.08%	$2,521,801,385
Other Assets less Liabilities	0.92%	23,332,441

Net Assets	100.00%	$2,545,133,826

Notes to Financial Statements are an integral part of this Schedule.

5

Driehaus Active Income Fund

Schedule of Investments

June 30, 2012 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value

SECURITIES SOLD SHORT — (11.86)%
CORPORATE BONDS — (2.86)%
Auto Manufacturers — (1.23)%
Chrysler Group LLC/CG Co. — Issuer, Inc. 8.00%, 6/15/19	$(30,250,000)	$(31,384,375)
Chemicals — (0.27)%
Huntsman International LLC 8.63%, 3/15/21	(6,000,000)	(6,825,000)
Lodging — (0.33)%
MGM Resorts International 7.63%, 1/15/17	(8,000,000)	(8,340,000)
Oil & Gas — (0.89)%
Chesapeake Energy Corp. 6.63%, 8/15/20	(23,000,000)	(22,770,000)
Retail — (0.14)%
RadioShack Corp. 6.75%, 5/15/19	(4,770,000)	(3,589,425)

Total CORPORATE BONDS (Proceeds $69,713,917)		(72,908,800)

CONVERTIBLE CORPORATE BONDS — (1.89)%
Software — (1.58)%
Microsoft Corp. 0.00%, 6/15/13[1]	(37,500,000)	(40,171,875)
Telecommunications — (0.31)%
Alcatel-Lucent USA, Inc. 2.88%, 6/15/25	(7,850,000)	(7,820,563)

Total CONVERTIBLE CORPORATE BONDS (Proceeds $45,190,723)		(47,992,438)

COMMON STOCK — (4.52)%
Airlines — 0.00%
United Continental Holdings, Inc.*	(1,848)	(44,962)
Auto Manufacturers — (1.39)%
Ford Motor Co.	(3,691,935)	(35,405,657)
Auto Parts & Equipment — 0.00%
Goodyear Tire & Rubber Co.*	(300)	(3,543)
Banks — (0.33)%
Bank of America Corp.	(1,028,321)	(8,411,666)
Electrical Components & Equipment — 0.00%
SunPower Corp.*	(13,869)	(66,710)
Healthcare — Services — (0.02)%
Kindred Healthcare, Inc.*	(59,696)	(586,812)
Internet — (0.88)%
Equinix, Inc.*	(118,490)	(20,812,768)

	Shares, Principal Amount, or Number of Contracts	Value

WebMD Health Corp.*	(71,575)	$(1,468,003)

		(22,280,771)

Lodging — (0.59)%
Gaylord Entertainment Co.*	(387,621)	(14,946,666)
Real Estate Investment Trusts — (0.74)%
Host Hotels & Resorts, Inc.	(1,193,449)	(18,880,363)
Software — (0.06)%
Electronic Arts, Inc.*	(125,200)	(1,546,220)
Telecommunications — (0.51)%
Anixter International, Inc.	(241,571)	(12,815,341)

Total COMMON STOCK (Proceeds $132,929,462)		(114,988,711)

WRITTEN PUT OPTIONS — (0.06)%
Standard and Poor’s 500 Index, Exercise Price: $1,200.00, Expiration Date: August, 2012*	(2,111)	(922,507)
Standard and Poor’s 500 Index, Exercise Price: $1,225.00, Expiration Date: August, 2012*	(1,100)	(594,000)

Total WRITTEN PUT OPTIONS (Proceeds $5,442,197)		(1,516,507)

EXCHANGE-TRADED FUND — (2.53)%
iShares iBoxx $ High Yield Corporate Bond Fund	(707,000)	(64,492,540)

Total EXCHANGE-TRADED FUND (Proceeds $61,988,910)		(64,492,540)

TOTAL INVESTMENT SECURITIES SOLD SHORT (Proceeds $315,265,209)	(11.86)%	$(301,898,996)

*	Non-income producing security.
[1]	144A restricted security.
[2]	Variable rate security.
[3]	Foreign security denominated in U.S. dollars and traded on a U.S. exchange.
[4]

Security valued at fair value as determined in good faith by Driehaus Capital Management LLC, investment adviser to the Fund, in accordance with procedures established by, and under the general supervision of, the Fund’s Board of Trustees.

[5]	Security is in default.

Percentages are stated as a percent of net assets.

Notes to Financial Statements are an integral part of this Schedule.

6

Driehaus Active Income Fund

Schedule of Investments

June 30, 2012 (unaudited)

SWAP CONTRACTS
Credit Default Swaps
Counterparty	Reference Instrument	Currency	Notional AmountB	Pay/ ReceiveA Fixed Rate	Fixed Rate	Expiration Date	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)	Credit Event	RatingC
Goldman Sachs	Alcatel-Lucent USA, Inc. 6.50%, 1/15/28	USD	15,000,000	Pay	5.00%	9/20/2012	$(480,584)	$404,745	Bankruptcy/FTP	B
Goldman Sachs	Alcatel-Lucent USA, Inc. 6.50%, 1/15/28	USD	48,500,000	Pay	5.00	9/20/2014	4,193,750	(1,299,240)	Bankruptcy/FTP	B
Goldman Sachs	Alcatel-Lucent USA, Inc. 6.50%, 1/15/28	USD	5,000,000	Pay	5.00	12/20/2012	(278,812)	234,521	Bankruptcy/FTP	B
Morgan Stanley	American Express Co. 5.50%, 9/12/16	USD	25,000,000	Pay	1.00	12/20/2016	324,580	(437,228)	Bankruptcy/FTP	BBB
Goldman Sachs	Bank of America Corp. 6.25%, 4/15/12	USD	10,000,000	Pay	1.00	12/20/2016	1,499,776	(851,722)	Bankruptcy/FTP	NR
Goldman Sachs	Boston Properties L.P. 6.25%, 1/15/13	USD	11,000,000	Pay	1.00	9/20/2014	848,323	(975,241)	Bankruptcy/FTP	BBB
Goldman Sachs	Brunswick Corp. 7.13%, 8/1/27	USD	10,000,000	Pay	5.00	12/20/2014	40,542	(954,120)	Bankruptcy/FTP	B
Goldman Sachs	Brunswick Corp. 7.13%, 8/1/27	USD	10,000,000	Pay	5.00	12/20/2014	(143,212)	(770,365)	Restructuring/ Bankruptcy/FTP	B
Goldman Sachs	Centex Corp. 5.25%, 6/15/15	USD	5,000,000	Pay	4.21	3/20/2013	—	(123,453)	Bankruptcy/FTP	BB
Merrill Lynch	Citigroup, Inc. 6.13%, 5/15/18	USD	5,000,000	Pay	1.00	12/20/2016	432,520	(143,457)	Bankruptcy/FTP	BBB
Goldman Sachs	Citigroup, Inc. 6.13%, 5/15/18	USD	5,000,000	Pay	1.00	12/20/2016	379,663	(90,601)	Bankruptcy/FTP	BBB
Goldman Sachs	Continental Airlines, Inc. 5.00%, 6/15/23	USD	1,000,000	Receive	5.00	6/20/2013	(400,000)	393,974	Bankruptcy/FTP	NR
Goldman Sachs	Continental Airlines, Inc. 5.00%, 6/15/23	USD	1,000,000	Receive	5.00	6/20/2013	(290,000)	283,974	Bankruptcy/FTP	NR
Goldman Sachs	CVS Caremark Corp. 4.88%, 9/15/14	USD	10,000,000	Pay	1.00	9/20/2014	(286,840)	113,539	Bankruptcy/FTP	BBB
Goldman Sachs	Dow Jones CDX NA High Yield Series II Index	USD	7,470,000	Pay	5.00	12/20/2013	2,058,919	(2,299,011)	Bankruptcy/FTP	NA
Morgan Stanley	Enbridge Energy, L.P. 4.75%, 6/1/13	USD	10,000,000	Pay	1.00	6/20/2015	56,732	(23,081)	Bankruptcy/FTP	BBB
Goldman Sachs	First Data Corp. 9.88%, 9/24/15	USD	5,000,000	Pay	5.00	6/20/2016	350,000	165,317	Bankruptcy/FTP	CCC
Goldman Sachs	First Data Corp. 9.88%, 9/24/15	USD	3,000,000	Pay	5.00	3/10/2017	540,000	(123,295)	Bankruptcy/FTP	CCC
Morgan Stanley	First Data Corp. 9.88%, 9/24/15	USD	10,000,000	Pay	5.00	3/10/2017	1,150,000	239,018	Bankruptcy/FTP	CCC

Notes to Financial Statements are an integral part of this Schedule.

7

Driehaus Active Income Fund

Schedule of Investments

June 30, 2012 (unaudited)

Credit Default Swaps (continued)
Counterparty	Reference Instrument	Currency	Notional AmountB	Pay/ ReceiveA Fixed Rate	Fixed Rate	Expiration Date	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)	Credit Event	RatingC
Goldman Sachs	H.J. Heinz Co. 6.38%, 7/15/28	USD	10,000,000	Pay	1.00%	9/20/2014	$(320,193)	$156,566	Bankruptcy/FTP	BBB
Goldman Sachs	Host Hotels & Resorts, Inc. 6.75%, 6/1/16	USD	10,000,000	Pay	1.00	12/20/2016	1,067,644	(617,912)	Bankruptcy/FTP	BB
Goldman Sachs	Huntsman Corp. 11.50%, 7/15/12	USD	5,000,000	Pay	5.00	12/20/2016	124,119	(300,636)	Bankruptcy/FTP	B
Goldman Sachs	iStar Financial, Inc. 6.00%, 12/15/10	USD	4,000,000	Pay	5.50	3/20/2013	—	4,477	Bankruptcy/FTP	CCC
Goldman Sachs	iStar Financial, Inc. 6.00%, 12/15/10	USD	4,000,000	Pay	5.05	6/20/2013	—	51,518	Bankruptcy/FTP	CCC
Goldman Sachs	iStar Financial, Inc. 5.95%, 10/15/13	USD	5,000,000	Pay	5.00	6/20/2013	700,000	(633,218)	Bankruptcy/FTP	CCC
Goldman Sachs	iStar Financial, Inc. 5.95%, 10/15/13	USD	5,000,000	Pay	5.00	6/20/2013	725,000	(658,218)	Restructuring/ Bankruptcy/FTP	CCC
Goldman Sachs	Limited Brands, Inc. 6.13%, 12/1/12	USD	4,150,000	Pay	3.38	6/20/2013	—	(117,565)	Restructuring/ Bankruptcy/FTP	BB
Goldman Sachs	Limited Brands, Inc. 6.13%, 12/1/12	USD	4,700,000	Pay	2.55	6/20/2013	—	(93,995)	Restructuring/ Bankruptcy/FTP	BB
Goldman Sachs	Limited Brands, Inc. 6.90%, 7/15/17	USD	15,000,000	Pay	1.00	12/20/2015	679,159	(344,467)	Restructuring/ Bankruptcy/FTP	BB
Goldman Sachs	Liz Claiborne, Inc. 5.00%, 7/8/13	USD	15,000,000	Pay	5.00	9/20/2014	1,875,000	(2,937,733)	Restructuring/ Bankruptcy/FTP	B
Goldman Sachs	Liz Claiborne, Inc. 5.00%, 7/8/13	USD	15,000,000	Pay	5.00	12/20/2014	1,087,500	(2,162,962)	Restructuring/ Bankruptcy/FTP	B
Goldman Sachs	The Markit CDX NA High Yield Series 16 Index	USD	14,200,000	Pay	5.00	12/20/2016	1,500,750	(1,184,920)	Bankruptcy/FTP	NA
Merrill Lynch	The Markit CDX NA High Yield Series 16 Index	USD	5,000,000	Pay	5.00	12/20/2016	550,000	(438,792)	Bankruptcy/FTP	NA
Goldman Sachs	The Markit iTraxx Europe Crossover Index Series 17	EUR	32,000,000	Pay	5.00	6/20/2017	2,512,503	(111,704)	Bankruptcy/FTP	NA
Goldman Sachs	Masco Corp. 6.13%, 10/3/16	USD	15,000,000	Pay	1.00	12/20/2015	1,047,333	(401,209)	Bankruptcy/FTP	BB
Morgan Stanley	Masco Corp. 6.13%, 10/3/16	USD	4,500,000	Pay	1.00	3/20/2016	273,169	(44,709)	Bankruptcy/FTP	BB
Goldman Sachs	Newell Rubbermaid, Inc. 5.50%, 4/15/13	USD	30,000,000	Pay	1.00	6/20/2014	620,488	(974,736)	Bankruptcy/FTP	BBB
Merrill Lynch	Pitney Bowes, Inc. 4.63%, 10/1/12	USD	20,000,000	Pay	1.00	3/20/2016	436,253	1,119,257	Bankruptcy/FTP	BBB
Goldman Sachs	Pitney Bowes, Inc. 6.25%, 3/15/19	USD	5,000,000	Pay	1.00	9/20/2016	164,656	331,182	Bankruptcy/FTP	BBB
Morgan Stanley	Pitney Bowes, Inc. 6.25%, 3/15/19	USD	5,000,000	Pay	1.00	12/20/2016	244,614	314,151	Bankruptcy/FTP	BBB
Goldman Sachs	RadioShack Corp. 7.38%, 5/15/11	USD	9,000,000	Pay	2.27	9/20/2013	—	525,031	Bankruptcy/FTP	BB

Notes to Financial Statements are an integral part of this Schedule.

8

Driehaus Active Income Fund

Schedule of Investments

June 30, 2012 (unaudited)

Credit Default Swaps (continued)
Counterparty	Reference Instrument	Currency	Notional AmountB	Pay/ ReceiveA Fixed Rate	Fixed Rate	Expiration Date	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)	Credit Event	RatingC
Goldman Sachs	Realogy Corp. 10.50%, 4/15/14	USD	3,000,000	Pay	5.00%	3/20/2016	$285,000	$53,645	Bankruptcy/FTP	CC
Merrill Lynch	Realogy Corp. 10.50%, 4/15/14	USD	2,000,000	Pay	5.00	3/20/2016	190,000	35,764	Bankruptcy/FTP	CC
Merrill Lynch	Rite Aid Corp. 7.70%, 2/15/27	USD	10,000,000	Pay	5.00	12/20/2013	700,000	(908,065)	Bankruptcy/FTP	CCC
Goldman Sachs	Saks, Inc. 2.00%, 3/15/24	USD	10,000,000	Pay	5.00	12/20/2016	406,250	(984,055)	Bankruptcy/FTP	B
Morgan Stanley	Sprint Nextel Corp. 6.00%, 12/1/16	USD	5,000,000	Pay	5.00	3/20/2016	(354,760)	496,854	Bankruptcy/FTP	B
Goldman Sachs	Standard Pacific Corp. 7.00%, 8/15/15	USD	4,000,000	Receive	6.70	9/20/2013	—	270,768	Bankruptcy/FTP	B
Goldman Sachs	The Chubb Corp. 6.60%, 8/15/18	USD	10,000,000	Pay	1.00	12/20/2014	(242,813)	88,562	Bankruptcy/FTP	A
Goldman Sachs	The Chubb Corp. 6.60%, 8/15/18	USD	10,000,000	Pay	1.00	3/20/2015	(257,326)	95,369	Bankruptcy/FTP	A
Goldman Sachs	TRW Automotive, Inc. 7.25%, 3/15/17	USD	5,000,000	Pay	5.00	3/20/2015	92,579	(516,434)	Bankruptcy/FTP	BB
Goldman Sachs	TRW Automotive, Inc. 7.25%, 3/15/17	USD	3,000,000	Pay	5.00	6/20/2015	(133,100)	(133,463)	Bankruptcy/FTP	BB
Goldman Sachs	Tyson Foods, Inc. 6.85%, 4/1/16	USD	6,000,000	Pay	3.05	9/20/2013	—	(213,657)	Bankruptcy/FTP	BBB
Goldman Sachs	Vornado Realty L.P. 4.75%, 12/1/10	USD	5,500,000	Pay	1.50	6/20/2013	—	(59,140)	Restructuring/ Bankruptcy/FTP	BBB
Morgan Stanley	Vulcan Materials Co. 6.40%, 11/30/17	USD	5,000,000	Pay	5.00	12/20/2016	255,000	(567,454)	Bankruptcy/FTP	BB

Total Credit Default Swaps							24,224,182	(17,117,626)

Total Swap Contracts							$24,224,182	$(17,117,626)

A

If the Fund is paying a fixed rate, the counterparty acts as guarantor of the variable instrument and thus the Fund is a buyer of protection. If the Fund is receiving a fixed rate, the Fund acts as guarantor of the variable instrument and thus is a seller of protection.

B	For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse has been entered into in association with the contracts.

C	Based on Moody’s or Standard & Poor’s credit rating for the underlying reference instrument entity.

FTP=Failure to Pay

NR=Not Rated

NA=Not Applicable

EUR — Euro

USD — United States Dollar

FUTURES CONTRACTS

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Unrealized Appreciation/ (Depreciation)
U.S. 5 Year Treasury Note	(1,387)	September 2012	$(165,132)
U.S. 10 Year Treasury Note	(2,846)	September 2012	(1,628,072)
U.S. 30 Year Treasury Note	(226)	September 2012	(62,219)

Total Futures Contracts			$(1,855,423)

Notes to Financial Statements are an integral part of this Schedule.

9

Driehaus Select Credit Fund

Performance Overview (unaudited)

The performance summarized below is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. Performance data presented measures the change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph compares the results of a $25,000 investment (minimum investment) in the Fund since September 30, 2010 (the date of the Fund’s inception), with all dividends and capital gains reinvested, with the indicated indices (and dividends reinvested) for the same period.

Average Annual Total Returns as of 06/30/12	1 Year	Since Inception (09/30/10 - 06/30/12)
Driehaus Select Credit Fund (DRSLX)[1]	–0.25%	3.45%
Citigroup 3-Month T-Bill Index[2]	0.04%	0.08%
BofA Merrill Lynch U.S. High Yield Index[3]	6.51%	8.43%

[1]	The returns for the periods prior to February 1, 2011, reflect fee waivers and/or reimbursements without which performance would have been lower.

[2]

The Citigroup 3-Month T-Bill Index is designed to mirror the performance of the 3 month U.S. Treasury Bill. The Citigroup 3-Month T-Bill Index is unmanaged and its returns reflect reinvestment of all distributions and changes in market prices.

[3]

The BofA Merrill Lynch U.S. High Yield Index is an unmanaged index that tracks the performance of below-investment grade, U.S.-dollar denominated corporate bonds publicly issued in the U.S. domestic market.

10

Driehaus Select Credit Fund

Schedule of Investments

June 30, 2012 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value

BANK LOANS — 4.43%
Internet — 1.41%
Mood Media Corp. (Canada) 10.25%, 9/24/18[2,3]	$4,000,000	$3,891,240
Oil & Gas — 1.43%
Buffalo Gulf Coast Terminals 7.50%, 9/2/17[2]	3,970,000	3,950,150
Retail — 1.07%
Targus Group International 11.00%, 5/12/16[2]	2,970,000	2,967,535
Telecommunications — 0.52%
Arinc, Inc. 6.25%, 10/26/15[2]	1,500,000	1,453,125

Total BANK LOANS (Cost $12,290,424)		12,262,050

CORPORATE BONDS — 63.31%
Agriculture — 1.91%
American Rock Salt Co. LLC/American Rock Capital Corp. 8.25%, 5/1/18[1]	6,080,000	5,289,600
Building Materials — 3.25%
Cemex SAB de CV (Mexico) 5.47%, 9/30/15[1,2,3]	9,930,000	8,976,720
Chemicals — 3.89%
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC 4.97%, 11/15/14[2]	3,000,000	2,767,500
Momentive Performance Materials, Inc. 12.50%, 6/15/14	3,000,000	3,127,500
Momentive Performance Materials, Inc. 11.50%, 12/1/16	6,530,000	4,864,850

		10,759,850

Commercial Services — 4.67%
Ceridian Corp. 8.88%, 7/15/19[1]	1,000,000	1,032,500
DynCorp International, Inc. 10.38%, 7/1/17	6,647,000	5,683,185
iPayment, Inc. 10.25%, 5/15/18	6,833,000	6,218,030

		12,933,715

Electric — 0.92%
Atlantic Power Corp. (Canada) 9.00%, 11/15/18[1,3]	2,500,000	2,556,250

	Shares, Principal Amount, or Number of Contracts	Value

Entertainment — 4.89%
Midwest Gaming Borrower LLC/Midwest Finance Corp. 11.63%, 4/15/16[1]	$5,000,000	$5,518,750
Production Resource Group, Inc. 8.88%, 5/1/19	5,500,000	4,152,500
WMG Acquisition Corp. 11.50%, 10/1/18	3,500,000	3,867,500

		13,538,750

Healthcare — Products — 3.64%
ConvaTec Healthcare E S.A. (Luxembourg) 10.50%, 12/15/18[1,3]	7,930,000	7,969,650
Kinetic Concepts, Inc./KCI USA, Inc. 10.50%, 11/1/18[1]	2,000,000	2,100,000

		10,069,650

Healthcare — Services — 4.11%
Aurora Diagnostics Holdings/Aurora Diagnostics Financing, Inc. 10.75%, 1/15/18	1,000,000	995,000
Kindred Healthcare, Inc. 8.25%, 6/1/19	5,955,000	5,523,262
National Mentor, Inc. 12.50%, 2/15/18[1]	4,875,000	4,856,719

		11,374,981

Household Products/Wares — 0.90%
Armored Autogroup, Inc. 9.50%, 11/1/18[1,2]	2,900,000	2,501,250
Insurance — 1.03%
MBIA Insurance Corp. 14.00%, 1/15/33[1,2]	5,250,000	2,835,000
Iron/Steel — 3.24%
Edgen Murray Corp. 12.25%, 1/15/15	8,973,000	8,973,000
Mining — 2.71%
Cuco Resources Ltd. 14.00%, 12/1/13[4]	6,000,000	5,700,000
Great Western Minerals Group Ltd. (Canada) 8.00%, 4/6/17[3]	2,000,000	1,795,000

		7,495,000

Oil & Gas — 9.74%
ATP Oil & Gas Corp. 11.88%, 5/1/15	5,300,000	2,464,500
Chesapeake Energy Corp. 9.50%, 2/15/15	7,500,000	8,118,750
Comstock Resources, Inc. 9.50%, 6/15/20	1,000,000	985,000

Notes to Financial Statements are an integral part of this Schedule.

11

Driehaus Select Credit Fund

Schedule of Investments

June 30, 2012 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value

Newfield Exploration Co. 5.75%, 1/30/22	$1,000,000	$1,045,000
United Refining Co. 10.50%, 2/28/18	8,600,000	8,815,000
Venoco, Inc. 8.88%, 2/15/19	6,075,000	5,528,250

		26,956,500

Packaging & Containers — 3.90%
Berry Plastics Corp. 9.75%, 1/15/21	9,000,000	9,787,500
Tekni-Plex, Inc. 9.75%, 6/1/19[1]	1,000,000	1,010,000

		10,797,500

Retail — 3.42%
Michaels Stores, Inc. 11.38%, 11/1/16	3,000,000	3,187,530
Rite Aid Corp. 6.88%, 8/15/13	2,000,000	2,060,000
Rite Aid Corp. 9.25%, 3/15/20[1]	2,200,000	2,205,500
Rite Aid Corp. 9.25%, 3/15/20[1]	2,000,000	2,000,000

		9,453,030

Software — 0.34%
First Data Corp. 11.25%, 3/31/16	1,000,000	942,500
Telecommunications — 10.26%
Alcatel-Lucent USA, Inc. 2.88%, 6/15/23	6,000,000	4,545,000
Clearwire Communications LLC/Clearwire Finance, Inc. 14.75%, 12/1/16[1]	6,000,000	5,880,000
Clearwire Communications LLC/Clearwire Finance, Inc. 12.00%, 12/1/15[1]	3,000,000	2,760,000
Nokia OYJ (Finland) 5.38%, 5/15/19[3]	5,000,000	3,937,500
Nortel Networks Corp. (Canada) 2.13%, 4/15/14[3,5]	3,000,000	2,970,000
Nortel Networks Ltd. (Canada) 10.13%, 7/15/13[3,5]	7,500,000	8,306,250

		28,398,750

Transportation — 0.49%
Overseas Shipholding Group, Inc. 8.13%, 3/30/18	2,000,000	1,355,000

Total CORPORATE BONDS (Cost $176,158,812)		175,207,046

	Shares, Principal Amount, or Number of Contracts	Value

CONVERTIBLE CORPORATE BONDS — 7.24%
Electrical Components & Equipment — 3.13%
SunPower Corp. 4.50%, 3/15/15	$6,836,000	$5,964,410
Suntech Power Holdings Co., Ltd. (China) 3.00%, 3/15/13[3]	4,000,000	2,710,000

		8,674,410

Internet — 0.92%
Equinix, Inc. 3.00%, 10/15/14	1,500,000	2,531,250
Software — 3.19%
Nuance Communications, Inc. 2.75%, 11/1/31[1]	8,000,000	8,830,000

Total CONVERTIBLE CORPORATE BONDS (Cost $20,549,421)		20,035,660

COMMON STOCK — 1.56%
Auto Manufacturers — 0.08%
General Motors Co.*	9,541	188,149
Motors Liquidation Co. GUC Trust	2,395	29,339

		217,488

Beverages — 0.46%
Molson Coors Brewing Co. — B	30,400	1,264,944
Retail — 1.02%
Rite Aid Corp.*	2,017,905	2,825,067

Total COMMON STOCK (Cost $4,902,190)		4,307,499

CONVERTIBLE PREFERRED STOCK — 3.89%
Auto Manufacturers — 0.96%
General Motors Co. 4.75%, 12/1/13	80,000	2,656,000
General Motors Corp. Senior Convertible Preferred Escrow — C 7.25%, 4/15/41[4]	94,958	—

		2,656,000

Telecommunications — 2.93%
Lucent Technologies Capital Trust I 7.75%, 3/15/17	12,000	8,100,000

Total CONVERTIBLE PREFERRED STOCK (Cost $14,155,012)		10,756,000

Notes to Financial Statements are an integral part of this Schedule.

12

Driehaus Select Credit Fund

Schedule of Investments

June 30, 2012 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value

PURCHASED PUT OPTIONS — 0.43%
ATP Oil & Gas Corp., Exercise Price: $4.00 Expiration Date: September, 2012*	1,000	$163,000
MBIA, Inc., Exercise Price: $7.00 Expiration Date: August, 2012[4]*	1,000	—
MBIA, Inc., Exercise Price: $8.00 Expiration Date: August, 2012*	860	6,880
MBIA, Inc., Exercise Price: $9.00 Expiration Date: August, 2012*	1,412	35,300
Overseas Shipholding Group, Inc., Exercise Price: $8.00 Expiration Date: January, 2013*	1,030	133,900
Standard and Poor’s 500 Index, Exercise Price: $1,300.00 Expiration Date: August, 2012*	421	606,240
Standard and Poor’s 500 Index, Exercise Price: $1,325.00 Expiration Date: August, 2012*	120	240,000

Total PURCHASED PUT OPTIONS (Cost $2,918,511)		1,185,320

DEMAND DEPOSIT — 21.71%
UMB Money Market Fiduciary 0.01%	60,086,640	60,086,640

Total DEMAND DEPOSIT (Cost $60,086,640)		60,086,640

WARRANTS — 0.05%
Cuco Resources Ltd. — Strike Price $4.00, Expiration Date 12/1/16[4]	600,000	—
General Motors Co. — CW 16, Strike Price $10.00, Expiration Date 7/10/16	8,675	95,598
General Motors Co. — CW 19, Strike Price $18.33, Expiration Date 7/10/19	8,675	58,817

Total WARRANTS (Cost $398,024)		154,415

TOTAL INVESTMENTS (Cost $291,459,034)	102.62%	$283,994,630
Liabilities less Other Assets	(2.62)%	(7,259,829)

Net Assets	100.00%	$276,734,801

	Shares, Principal Amount, or Number of Contracts	Value

SECURITIES SOLD SHORT — (13.88)%
CORPORATE BONDS — (4.41)%
Oil & Gas — (3.01)%
Chesapeake Energy Corp. 6.63%, 8/15/20	$(3,000,000)	$(2,970,000)
Newfield Exploration Co. 6.88%, 2/1/20	(5,000,000)	(5,375,000)

		(8,345,000)

Telecommunications — (1.40)%
Nokia OYJ (Finland) 6.63%, 5/15/39[3]	(5,000,000)	(3,862,115)

Total CORPORATE BONDS (Proceeds $11,865,328)		(12,207,115)

CONVERTIBLE CORPORATE BONDS — (1.85)%
Beverages — (1.85)%
Molson Coors Brewing Co. 2.50%, 7/30/13	(5,000,000)	(5,106,250)

Total CONVERTIBLE CORPORATE BONDS (Proceeds $5,234,666)		(5,106,250)

COMMON STOCK — (1.76)%
Healthcare — Services — (0.06)%
Kindred Healthcare, Inc.*	(17,015)	(167,258)
Internet — (0.88)%
Equinix, Inc.*	(13,940)	(2,448,561)
Software — (0.82)%
Nuance Communications, Inc.*	(94,944)	(2,261,566)

Total COMMON STOCK (Proceeds $4,911,261)		(4,877,385)

EXCHANGE-TRADED FUND — (5.77)%
iShares iBoxx $ High Yield Corporate Bond Fund	(175,000)	(15,963,500)

Total EXCHANGE-TRADED FUND (Proceeds $15,345,004)		(15,963,500)

WRITTEN PUT OPTIONS — (0.09)%
Standard and Poor’s 500 Index, Exercise Price: $1,200.00 Expiration Date: August, 2012*	(421)	(183,977)

Notes to Financial Statements are an integral part of this Schedule.

13

Driehaus Select Credit Fund

Schedule of Investments

June 30, 2012 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value

Standard and Poor’s 500 Index, Exercise Price: $1,225.00 Expiration Date: August, 2012*	(120)	$(64,800)

Total WRITTEN PUT OPTIONS (Proceeds $936,584)		(248,777)

TOTAL INVESTMENT SECURITIES SOLD SHORT (Proceeds $38,292,843)	(13.88)%	$(38,403,027)

*	Non-income producing security.
[1]	144A restricted security.
[2]	Variable rate security.
[3]	Foreign security denominated in U.S. dollars and traded on a U.S. exchange.
[4]

Security valued at fair value as determined in good faith by Driehaus Capital Management LLC, investment adviser to the Fund, in accordance with procedures established by, and under the general supervision of, the Fund’s Board of Trustees.

[5]	Security is in default.

Percentages are stated as a percent of net assets.

Notes to Financial Statements are an integral part of this Schedule.

14

Driehaus Select Credit Fund

Schedule of Investments

June 30, 2012 (unaudited)

SWAP CONTRACTS
Credit Default Swaps
Counterparty	Reference Instrument	Currency	Notional AmountB	Pay/ ReceiveA Fixed Rate	Fixed Rate	Expiration Date	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)	Credit Event	RatingC
Merrill Lynch	Freeport-McMoRan Copper & Gold, Inc. 8.38%, 4/1/17	USD	2,000,000	Pay	1.00%	3/20/2017	$40,381	$37,773	Bankruptcy/FTP	NR
Goldman Sachs	Masco Corp. 6.13%, 10/3/16	USD	500,000	Pay	1.00	12/20/2015	39,569	(18,032)	Bankruptcy/FTP	BB
Morgan Stanley	Masco Corp. 6.13%, 10/3/16	USD	500,000	Pay	1.00	3/20/2016	30,352	(4,968)	Bankruptcy/FTP	BB
Morgan Stanley	Masco Corp. 6.13%, 10/3/16	USD	1,000,000	Pay	1.00	3/20/2016	66,735	(8,362)	Bankruptcy/FTP	BB
Goldman Sachs	The Markit iTraxx Europe Crossover Index Series 17	EUR	6,000,000	Pay	5.00	6/20/2017	471,095	(20,944)	Bankruptcy/FTP	NA
Morgan Stanley	Vulcan Materials Co. 6.40%, 11/30/17	USD	3,000,000	Pay	5.00	12/20/2016	202,500	(389,972)	Bankruptcy/FTP	BB

Total Credit Default Swaps							850,632	(404,505)

Total Swap Contracts							$850,632	$(404,505)

A

If the Fund is paying a fixed rate, the counterparty acts as guarantor of the variable instrument and thus the Fund is a buyer of protection. If the Fund is receiving a fixed rate, the Fund acts as guarantor of the variable instrument and thus is a seller of protection.

B	For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse has been entered into in association with the contracts.

C	Based on Moody’s or Standard & Poor’s credit rating for the underlying reference instrument entity.

FTP=Failure to Pay

NR=Not Rated

NA=Not Applicable

EUR — Euro

USD — United States Dollar

FUTURES CONTRACTS

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Unrealized Appreciation/ (Depreciation)
U.S. 5 Year Treasury Note	(32)	September 2012	$(3,810)
U.S. 10 Year Treasury Note	(92)	September 2012	(52,625)
U.S. 30 Year Treasury Note	(1)	September 2012	(275)

Total Futures Contracts			$(56,710)

Notes to Financial Statements are an integral part of this Schedule.

15

Driehaus International Credit Opportunities Fund

Performance Overview (unaudited)

The performance summarized below is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. Performance data presented measures the change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph compares the results of a $10,000 investment in the Fund since March 1, 2012 (the date of the Fund’s inception), with all dividends and capital gains reinvested, with the indicated indices (and dividends reinvested) for the same period.

Cumulative Total Returns as of 06/30/12	Since Inception (03/01/12 - 06/30/12)
Driehaus International Credit Opportunities Fund (DRCIX)	–2.79%
J.P. Morgan EMBI Global Diversified Index[1]	2.99%
BofA Merrill Lynch Global High Yield Index[2]	1.34%

[1]

The J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified Index is an unmanaged, market-capitalization weighted, total-return index tracking the traded market for U.S. dollar-denominated Brady bonds, Eurobonds, traded loans, and local market debt instruments issued by emerging markets' sovereign and quasi-sovereign entities.

[2]

The BofA Merrill Lynch Global High Yield Index is an unmanaged index that tracks the performance of below and border-line investment grade global debt markets denominated in the major developed market currencies.

16

Driehaus International Credit Opportunities Fund

Schedule of Investments

June 30, 2012 (unaudited)

	Shares, Principal Amount, or Number of Contracts		Value

INTERNATIONAL FIXED INCOME INVESTMENTS — 41.32%
Bermuda — 4.00%
Qtel International Finance Ltd.[2] 6.50%, 6/10/14	$1,000,000		$1,091,500
British Virgin Islands — 1.92%
CNOOC Finance 2012 Ltd. 3.88%, 5/2/22	500,000		523,075
Canada — 7.64%
Province of Ontario Canada 1.90%, 9/8/17	1,000,000	[1]	979,845
Province of Quebec Canada 4.50%, 12/1/17	1,000,000	[1]	1,105,893

			2,085,738

China — 4.29%
Country Garden Holdings Co., Ltd.[2] 11.13%, 2/23/18	250,000		253,125
Powerlong Real Estate Holdings Ltd.[2] 13.75%, 9/16/15	250,000		211,250
Winsway Coking Coal Holding Ltd. 8.50%, 4/8/16	500,000		467,500
Yuzhou Properties Co. 13.50%, 12/15/15	250,000		239,062

			1,170,937

Germany — 1.65%
Heckler & Koch GmbH 9.50%, 5/15/18	250,000	[1]	230,954
Heidelberger Druckmaschinen AG 9.25%, 4/15/18	250,000	[1]	218,299

			449,253

Hong Kong — 1.84%
Bank of China Hong Kong Ltd. 3.75%, 11/8/16	250,000		263,524
Pacnet Ltd. 9.25%, 11/9/15	250,000		240,000

			503,524

Luxembourg — 3.68%
Codere Finance Luxembourg SA2 8.25%, 6/15/15	250,000	[1]	232,536
Sberbank of Russia Via SB Capital SA2 6.13%, 2/7/22	500,000		520,460
Wind Acquisition Finance SA2 11.75%, 7/15/17	250,000	[1]	253,101

			1,006,097

	Shares, Principal Amount, or Number of Contracts		Value

Mexico — 10.07%
Axtel S.A.B. de CV 7.63%, 2/1/17	$250,000		$163,750
Bio Pappel S.A.B. de CV 7.00%, 8/27/16	250,000		195,000
Petroleos Mexicanos 4.88%, 3/15/15	2,000,000		2,157,500
Servicios Corporativos Javer S.A.P.I. de CV 9.88%, 4/6/21	250,000		235,000

			2,751,250

Netherlands — 0.71%
Marfrig Holding Europe BV 8.38%, 5/9/18	250,000		195,000
Singapore — 2.91%
Bumi Investment Pte Ltd. 10.75%, 10/6/17	250,000		246,875
Temasek Financial I Ltd.[2] 4.50%, 9/21/15	500,000		549,107

			795,982

South Korea — 0.95%
Busan Bank 4.13%, 2/9/17	250,000		259,644
United Kingdom — 0.93%
Matalan Finance PLC 9.63%, 3/31/17	250,000	[1]	254,499
United States — 0.73%
CEDC Finance Corp. International, Inc.[2] 8.88%, 12/1/16	250,000	[1]	199,317

Total INTERNATIONAL FIXED INCOME INVESTMENTS (Cost $11,317,978)			11,285,816

PURCHASED CALL OPTIONS — 0.04%
OTC EUR versus USD, Exercise Price: $1.28, Expiration Date: July, 2012*	2,000,000		11,056

Total PURCHASED CALL OPTIONS (Cost $19,333)			11,056

PURCHASED PUT OPTIONS — 0.17%
OTC AUD versus USD, Exercise Price: $0.90, Expiration Date: August, 2012*	4,000,000		6,015
OTC AUD versus USD, Exercise Price: $0.99, Expiration Date: August, 2012*	500,000		2,152

Notes to Financial Statements are an integral part of this Schedule.

17

Driehaus International Credit Opportunities Fund

Schedule of Investments

June 30, 2012 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value

OTC AUD versus USD, Exercise Price: $0.99, Expiration Date: August, 2012*	500,000	$2,152
OTC EUR versus USD, Exercise Price: $1.29, Expiration Date: August, 2012*	1,500,000	35,984

Total PURCHASED PUT OPTIONS (Cost $82,811)		46,303

MONEY MARKET FUND — 42.34%
Northern Institutional U.S. Government Select Portfolio 0.01%	11,561,936	11,561,936

Total MONEY MARKET FUND (Cost $11,561,936)		11,561,936

TOTAL INVESTMENTS (COST $22,982,058)	83.87%	22,905,111
Other Assets less Liabilities	16.13%	4,403,789

Net Assets	100.00%	$27,308,900

SECURITIES SOLD SHORT — (0.08)%
WRITTEN CALL OPTIONS — 0.00%
OTC EUR versus USD, Exercise Price: $1.32, Expiration Date: July, 2012*	(4,000,000)	(1,025)

Total WRITTEN CALL OPTIONS (Proceeds $6,515)		(1,025)

WRITTEN PUT OPTIONS — (0.08)%
OTC AUD versus USD, Exercise Price: $1.07, Expiration Date: August, 2012*	(1,000,000)	(885)
OTC AUD versus USD, Exercise Price: $1.07, Expiration Date: August, 2012*	(1,000,000)	(884)
OTC AUD versus USD, Exercise Price: $0.95, Expiration Date: August, 2012*	(2,000,000)	(7,290)
OTC EUR versus USD, Exercise Price: $1.25, Expiration Date: August, 2012*	(1,500,000)	(12,750)

	Shares, Principal Amount, or Number of Contracts	Value

OTC USD versus MXN, Exercise Price: $14.45, Expiration Date: July, 2012*	(1,000,000)	$(158)

Total WRITTEN PUT OPTIONS (Proceeds $71,995)		(21,967)

TOTAL INVESTMENT SECURITIES SOLD SHORT (Proceeds $78,510)	(0.08)%	$(22,992)

*	Non-income producing security.
[1]	Local currency.
[2]	144A restricted security.

Percentages are stated as a percent of net assets.

OTC — Over the Counter

AUD — Australian Dollar

EUR — Euro

MXN — Mexican Peso

Regional Weightings(a)

North America(b)	66.70%
Europe	6.97%
Far East	9.99%

(a)	All percentages are stated as a percent of net assets at June 30, 2012 and exclude purchased options and securities sold short.
(b)	Includes money market fund.

Notes to Financial Statements are an integral part of this Schedule.

18

Driehaus International Credit Opportunities Fund

Schedule of Investments

June 30, 2012 (unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Sale Contracts	Settlement Date	Currency Amount Sold	Value At Settlement Date	Value At June 30, 2012	Unrealized Appreciation (Depreciation)
Argentine Peso	May 17, 2013	(2,257,500)	$(401,690)	$(363,866)	$37,824
Australian Dollar	July 13, 2012	(1,001,661)	(1,000,000)	(1,023,796)	(23,796)
Brazilian Real	July 13, 2012	(1,048,300)	(512,867)	(520,312)	(7,445)
Canadian Dollar	September 10, 2012	(2,125,000)	(2,070,164)	(2,083,785)	(13,621)
Chilean Peso	July 13, 2012	(253,250,000)	(504,985)	(504,659)	326
Euro	September 24, 2012	(958,000)	(1,218,452)	(1,213,390)	5,062
British Pound	September 11, 2012	(166,063)	(258,268)	(260,028)	(1,760)
Russian Ruble	July 23, 2012	(16,640,000)	(500,000)	(511,530)	(11,530)

TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS			$(6,466,426)	$(6,481,366)	$(14,940)

Notes to Financial Statements are an integral part of this Schedule.

19

Driehaus International Credit Opportunities Fund

Schedule of Investments

June 30, 2012 (unaudited)

SWAP CONTRACTS

Interest Rate Swaps
Counterparty	Floating Rate Index	Currency	Notional AmountB	Pay/ReceiveA Fixed Rate	Fixed Rate	Expiration Date	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)
Morgan Stanley	Brazil Cetip Interbank Deposit Rate Over Index	BRL	1,964,391	Pay	9.64%	1/2/2017	$—	$(22,189)

Total Interest Rate Swaps							$—	$(22,189)

Credit Default Swaps
Counterparty	Reference Instrument	Currency	Notional AmountB	Pay/ ReceiveA Fixed Rate	Fixed Rate	Expiration Date	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)	Credit Event	RatingC
Goldman Sachs	Belgium Kingdom 4.25%, 9/28/14	USD	1,000,000	Pay	1.00%	6/20/2017	$64,956	$(4,239)	Bankruptcy/FTP	AA
Morgan Stanley	BNP Paribas SA 5.43%, 9/7/17	EUR	1,000,000	Pay	3.00	9/20/2017	94,300	(27,596)	Bankruptcy/FTP	A
Credit Suisse	Bolivarian Republic of Venezuela 9.25%, 9/15/27	USD	1,000,000	Pay	5.00	6/20/2017	135,732	7,791	Bankruptcy/FTP	B+
Bank of America	Bundesrepublic Deutschland 6.00%, 6/20/16	USD	1,000,000	Pay	0.25	6/20/2017	30,517	3,822	Bankruptcy/FTP	AAA
Goldman Sachs	Bundesrepublic Deutschland 6.00%, 6/20/16	USD	1,000,000	Pay	0.25	3/20/2017	25,228	4,999	Bankruptcy/FTP	AAA
Bank of America	France Government Bond OAT 4.25%, 4/25/19	USD	1,000,000	Pay	0.25	3/20/2017	67,684	(906)	Bankruptcy/FTP	AAA
Morgan Stanley	Intesa Sanpaolo SpA 4.75%, 6/15/17	EUR	1,000,000	Pay	5.00	9/20/2017	131,536	(32,386)	Bankruptcy/FTP	BBB
Morgan Stanley	Kingdom of Spain 5.50%, 7/30/17	USD	1,000,000	Pay	1.00	6/20/2017	196,588	(27,729)	Bankruptcy/FTP	BBB
Credit Suisse	Kingdom of Spain 5.50%, 7/30/17	USD	1,000,000	Pay	1.00	6/20/2017	192,708	(23,849)	Bankruptcy/FTP	BBB
Bank of America	Republic of Argentina 8.28%, 12/31/33	USD	1,000,000	Pay	5.00	6/20/2017	179,033	76,178	Bankruptcy/FTP	B
Morgan Stanley	Republic of Italy 6.88%, 9/27/23	USD	1,000,000	Pay	1.00	6/20/2017	183,413	(28,738)	Bankruptcy/FTP	A
Credit Suisse	Republic of Italy 6.88%, 9/27/23	USD	1,000,000	Pay	1.00	6/20/2017	178,716	(24,041)	Bankruptcy/FTP	A
Goldman Sachs	Russia Foreign Bond 7.50%, 3/31/30	USD	1,000,000	Pay	1.00	6/20/2017	45,635	12,734	Bankruptcy/FTP	BBB
Bank of America	The Markit iTraxx Europe Senior Financial Index	EUR	1,000,000	Receive	1.00	6/20/2017	(92,804)	3,090	Bankruptcy/FTP	NA
Bank of America	The Markit iTraxx Europe Subordinated Financial Index	EUR	1,000,000	Pay	5.00	6/20/2017	(51,368)	15,655	Bankruptcy/FTP	NA

Notes to Financial Statements are an integral part of this Schedule.

20

Driehaus International Credit Opportunities Fund

Schedule of Investments

June 30, 2012 (unaudited)

Credit Default Swaps (continued)
Counterparty	Reference Instrument	Currency	Notional AmountB	Pay/ ReceiveA Fixed Rate	Fixed Rate	Expiration Date	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)	Credit Event	RatingC
Credit Suisse	The Markit iTraxx Europe Subordinated Financial Index	EUR	1,000,000	Pay	5.00%	6/20/2017	$(11,274)	$(24,439)	Bankruptcy/FTP	NA

Total Credit Default Swaps							1,370,600	(69,654)

Total Swap Contracts							$1,370,600	$(91,843)

A

If the Fund is paying a fixed rate, the counterparty acts as guarantor of the variable instrument and thus the Fund is a buyer of protection. If the Fund is receiving a fixed rate, the Fund acts as guarantor of the variable instrument and thus is a seller of protection.

B	For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse has been entered into in association with the contracts.

C	Based on Moody’s or Standard & Poor’s credit rating for the underlying reference instrument entity.

FTP=Failure to Pay

NR=Not Rated

NA=Not Applicable

BRL — Brazilian Real

EUR — Euro

USD — United States Dollar

Notes to Financial Statements are an integral part of this Schedule.

21

Statements of Assets and Liabilities

June 30, 2012 (unaudited)

	Driehaus Active Income Fund	Driehaus Select Credit Fund	Driehaus International Credit Opportunities Fund
ASSETS:
Investment securities, at fair value (cost $2,556,112,218, $288,540,523 and $22,879,914, respectively)	$2,516,561,545	$282,809,310	$22,847,752
Purchased options, at fair value (cost $13,135,573, $2,918,511 and $102,144, respectively)	5,239,840	1,185,320	57,359
Foreign currency (cost $2,450,682, $459,503 and $0, respectively)	2,357,270	441,988	—
Unrealized appreciation on forward foreign currency contracts	—	—	43,212
Unrealized appreciation on open swap contracts	5,378,232	37,773	124,269
Premiums paid on open swap contracts	27,411,822	850,632	1,526,046
Cash	—	—	2,280,000
Collateral held at custodian for the benefit of brokers	320,521,353	30,834,028	1,987,709
Receivable for investment securities sold	11,938,376	—	2,397,348
Receivable for capital stock sold	3,485,798	516,671	—
Receivable for interest and dividends	28,145,115	4,508,450	166,516
Receivable for unsettled forward foreign currency contracts	—	—	3,303
Receivable for variation margin	2,272,744	58,938	—
Prepaid expenses	37,273	13,765	14,512

TOTAL ASSETS	2,923,349,368	321,256,875	31,448,026

LIABILITIES:
Payable for investment securities sold short, at fair value (proceeds $309,823,012, $37,356,259 and $0, respectively)	300,382,489	38,154,250	—
Written options outstanding, at fair value (premiums received $5,442,197, $936,584 and $78,510, respectively)	1,516,507	248,777	22,992
Unrealized depreciation on open swap contracts	22,495,858	442,278	216,112
Premiums received on open swap contracts	3,187,640	—	155,446
Payable for capital stock redeemed	2,214,625	96,261	—
Payable for investment securities purchased	44,925,095	4,945,347	3,429,191
Payable for interest and dividends on securities sold short	1,251,560	313,069	—
Payable for unsettled forward foreign currency contracts	—	—	184,351
Foreign currency due to custodian (proceeds $0, $0 and $63, respectively)	—	—	64
Unrealized depreciation on forward foreign currency contracts	—	—	58,152
Accrued investment advisory fees	1,142,456	178,110	20,472
Accrued shareholder services plan fees	537,762	31,626	266
Accrued administration and accounting fees	76,466	15,592	1,592
Accrued chief compliance officer fees	3,096	3,088	4,998
Accrued expenses	481,988	93,676	45,490

TOTAL LIABILITIES	378,215,542	44,522,074	4,139,126

NET ASSETS	$2,545,133,826	$276,734,801	$27,308,900

SHARES OUTSTANDING (Unlimited shares authorized, no par value)	245,603,018	28,213,762	2,815,125

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$10.36	$9.81	$9.70

NET ASSETS CONSISTED OF THE FOLLOWING AT JUNE 30, 2012:
Paid-in-capital	$2,777,020,721	$284,243,476	$28,155,193
Undistributed net investment income (loss)	21,231,267	826,623	17,372
Undistributed net realized gain (loss) on investments, futures, swap contracts and foreign currency	(199,971,508)	(281,980)	(735,735)
Net unrealized appreciation (depreciation) on:
Investments	(39,550,673)	(5,731,213)	(32,162)
Purchased options	(7,895,733)	(1,733,191)	(44,785)
Securities sold short	9,440,523	(797,991)	—
Written options	3,925,690	687,807	55,518
Futures contracts	(1,855,423)	(56,710)	—
Swap contracts	(17,117,626)	(404,505)	(91,843)
Foreign currency	(93,412)	(17,515)	(1)
Foreign currency translations	—	—	(14,657)

NET ASSETS	$2,545,133,826	$276,734,801	$27,308,900

Notes to Financial Statements are an integral part of these Statements.

22

Statements of Operations

For the six months ended June 30, 2012 (unaudited)

	Driehaus Active Income Fund	Driehaus Select Credit Fund	Driehaus International Credit Opportunities Fund*
INVESTMENT INCOME:
Interest income**	$66,042,526	$9,563,378	$249,405
Dividend income	8,737,983	517,587	—

Total investment income	74,780,509	10,080,965	249,405

Expenses:
Investment advisory fees	6,987,409	984,181	83,635
Shareholder services plan fees	2,394,565	176,422	847
Custody fees	1,066,703	79,053	6,826
Administration and fund accounting fees	466,790	86,116	6,505
Transfer agent fees and expenses	207,725	52,807	14,402
Federal and state registration fees	142,457	27,525	9,317
Trustees’ and Advisory Board Members’ fees	72,399	13,919	4,359
Reports to shareholders	64,342	13,406	3,116
Legal fees	53,284	14,683	8,934
Audit and tax fees	24,321	24,321	20,573
Chief compliance officer fees	7,677	7,682	4,998
Miscellaneous	76,734	16,500	8,964
Dividends on short positions	1,768,962	129,827	—
Interest on short positions	1,499,622	308,388	—
Interest expense	383,692	26,271	79

Total expenses	15,216,682	1,961,101	172,555

Net investment income	59,563,827	8,119,864	76,850

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on transactions from:
Investments	(50,570,093)	1,660,638	(610,666)
Purchased options	(5,015,904)	(5,227)	6,449
Securities sold short	6,565,939	(726,613)	—
Written options	2,864,156	103,604	37,131
Futures contracts	(17,682,176)	(308,566)	—
Swap contracts	(4,595,528)	41,534	(98,491)
Foreign currency	(16,011)	(125,433)	(70,158)

Total realized gain (loss) on investments	(68,449,617)	639,937	(735,735)

Change in net unrealized appreciation (depreciation) on:
Investments	157,135,668	3,598,132	(32,162)
Purchased options	1,680,932	(1,080,888)	(44,785)
Short positions	(8,769,795)	(695,028)	—
Written options	(740,514)	360,427	55,518
Futures contracts	4,488,062	25,868	—
Swap contracts	(11,160,888)	(186,453)	(91,843)
Foreign currency	(93,412)	123,539	(1)
Foreign currency translations	—	(5,988)	(14,657)

Total change in net unrealized appreciation (depreciation) on investments	142,540,053	2,139,609	(127,930)

Net realized and unrealized gain (loss) on investments	74,090,436	2,779,546	(863,665)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$133,654,263	$10,899,410	$(786,815)

*	Fund commenced operations on March 1, 2012.

**	Interest income is net of $0, $13,666 and $17,966, respectively of non-reclaimable foreign taxes withheld.

Notes to Financial Statements are an integral part of these Statements.

23

Statements of Changes in Net Assets

	Driehaus Active Income Fund		Driehaus Select Credit Fund
	Six months ended June 30, 2012 (unaudited)	Year ended December 31, 2011	Six months ended June 30, 2012 (unaudited)	Year ended December 31, 2011
Operations:
Net investment income	$59,563,827	$132,981,334	$8,119,864	$5,893,534
Net realized gain (loss) on investments	(68,449,617)	(105,403,215)	639,937	(524,272)
Net change in unrealized appreciation (depreciation) on investments	142,540,053	(257,759,999)	2,139,609	(11,069,512)

Net increase (decrease) in net assets resulting from operations	133,654,263	(230,181,880)	10,899,410	(5,700,250)

Distributions:
Net investment income	(49,408,056)	(124,363,014)	(7,242,649)	(5,908,053)
Net capital gains	—	(911,125)	—	—

Total distributions	(49,408,056)	(125,274,139)	(7,242,649)	(5,908,053)

Capital share transactions:
Proceeds from shares sold	633,471,326	2,567,335,879	128,361,556	235,170,355
Reinvested distributions	40,718,511	106,285,193	5,782,998	4,992,614
Cost of shares redeemed	(643,036,541)	(2,071,493,070)	(45,177,267)	(68,082,955)

Net increase from capital transactions	31,153,296	602,128,002	88,967,287	172,080,014

Total increase in net assets	115,399,503	246,671,983	92,624,048	160,471,711

NET ASSETS:

Beginning of period	$2,429,734,323	$2,183,062,340	$184,110,753	$23,639,042

End of period	$2,545,133,826	$2,429,734,323	$276,734,801	$184,110,753

Undistributed net investment income (loss)	$21,231,267	$11,075,496	$826,623	$(50,592)

Capital share transactions in shares:
Shares sold	60,321,960	233,708,393	12,920,131	23,452,516
Reinvested distributions	3,904,372	10,151,083	584,037	514,078
Shares redeemed	(61,394,278)	(198,619,052)	(4,523,563)	(7,037,721)

Net increase	2,832,054	45,240,424	8,980,605	16,928,873

*	Fund commenced operations on March 1, 2012.

Notes to Financial Statements are an integral part of these Statements.

24

Statements of Changes in Net Assets

Driehaus International Credit Opportunities Fund
For the period March 1, 2012* through June 30, 2012 (unaudited)

$76,850
(735,735)
(127,930)

(786,815)

(59,478)
—

(59,478)

28,884,880
59,478
(789,165)

28,155,193

27,308,900

$—

$27,308,900

$17,372

2,888,194
6,088
(79,157)

2,815,125

Notes to Financial Statements are an integral part of these Statements.

25

Driehaus Active Income Fund

Financial Highlights

	For the six month period January 1, 2012 through June 30, 2012 (unaudited)	For the year ended December 31, 2011
Net asset value, beginning of period	$10.01	$11.05

INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.24	0.48
Net realized and unrealized gain (loss) on investments	0.31	(1.09)

Total from investment operations	0.55	(0.61)

LESS DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(0.20)	(0.43)
Tax return of capital	—	—
Net realized gains	—	— †

Total distributions	(0.20)	(0.43)

Net asset value, end of period	$10.36	$10.01

Total Return	5.50%[1]	(5.61)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$2,545,134	$2,429,734
Ratio of total expenses to average net assets	1.20%[2,3]	1.01%[5]
Ratio of net investment income to average net assets	4.69%[2,4]	4.44%[6]
Portfolio turnover rate	20%[1]	55%

*	Fiscal year end change to December 31.

†	Represents less than $0.01 per share.

[1]	Not annualized.

[2]	Annualized.

[3]

The ratio of expenses to average net assets includes dividends and interest on short positions and interest expense. Excluding dividends and interest on short positions and interest expense, the ratio of expenses to average net assets was 0.91%.

[4]

The ratio of net investment income to average net assets includes dividends and interest on short positions and interest expense. Excluding dividends and interest on short positions and interest expense, the net investment income to average net assets was 4.98%.

[5]

The ratio of expenses to average net assets includes dividends and interest on short positions and interest expense. Excluding dividends and interest on short positions and interest expense, the ratio of expenses to average net assets was 0.88%.

[6]

The ratio of net investment income to average net assets includes dividends and interest on short positions and interest expense. Excluding dividends and interest on short positions and interest expense, the net investment income to average net assets was 4.58%.

[7]

The ratio of expenses to average net assets includes dividends and interest on short positions and interest expense. Excluding dividends and interest on short positions and interest expense, the ratio of expenses to average net assets was 0.92%.

[8]

The ratio of net investment income to average net assets includes dividends and interest on short positions and interest expense. Excluding dividends and interest on short positions and interest expense, the net investment income to average net assets was 4.12%.

Notes to Financial Statements are an integral part of this Schedule.

26

Driehaus Active Income Fund

Financial Highlights

For the year ended December 31, 2010	For the period ended October 1, 2009* through December 31, 2009	For the year ended September 30, 2009	For the year ended September 30, 2008	For the year ended September 30, 2007
$10.81	$12.12	$10.17	$10.25	$10.37

0.36	0.09	0.38	0.23	0.40
0.20	0.26	1.61	(0.24)	(0.21)

0.56	0.35	1.99	(0.01)	(0.19)

(0.26)	(1.66)	(0.04)	(0.04)	(0.31)
—	—	—	(0.03)	—
(0.06)	—	—	—	—

(0.32)	(1.66)	(0.04)	(0.07)	(0.31)

$11.05	$10.81	$12.12	$10.17	$10.25

5.18%	2.87%[1]	19.66%	(0.13)%	1.88%

$2,183,062	$1,259,714	$1,036,182	$487,110	$191,949
1.79%[7]	1.99%[2,9]	1.96%[11]	1.45%[13]	1.17%[15]
3.24%[8]	2.85%[2,10]	3.52%[12]	2.54%[14]	3.86%[16]
51%	7%[1]	150%	387%	495%

[9]

The ratio of expenses to average net assets includes dividends and interest on short positions and interest expense. Excluding dividends and interest on short positions and interest expense, the ratio of expenses to average net assets was 0.96%.

[10]

The ratio of net investment income to average net assets includes dividends and interest on short positions and interest expense. Excluding dividends and interest on short positions and interest expense, the net investment income to average net assets was 3.88%.

[11]

The ratio of expenses to average net assets includes dividends and interest on short positions and interest expense. Excluding dividends and interest on short positions and interest expense, the ratio of expenses to average net assets was 0.91%.

[12]

The ratio of net investment income to average net assets includes dividends and interest on short positions and interest expense. Excluding dividends and interest on short positions and interest expense, the net investment income to average net assets was 4.56%.

[13]

The ratio of expenses to average net assets includes dividends and interest on short positions and interest expense. Excluding dividends and interest on short positions and interest expense, the ratio of expenses to average net assets was 0.94%.

[14]

The ratio of net investment income to average net assets includes dividends and interest on short positions and interest expense. Excluding dividends and interest on short positions and interest expense, the net investment income to average net assets was 3.05%.

[15]

The ratio of expenses to average net assets includes dividends and interest on short positions and interest expense. Excluding dividends and interest on short positions and interest expense, the ratio of expenses to average net assets was 0.87%.

[16]

The ratio of net investment income to average net assets includes dividends and interest on short positions and interest expense. Excluding dividends and interest on short positions and interest expense, the net investment income to average net assets was 4.16%.

Notes to Financial Statements are an integral part of this Schedule.

27

Driehaus Select Credit Fund

Financial Highlights

	For the six month period January 1, 2012 through June 30, 2012 (unaudited)	Year ended December 31, 2011	For the period September 30, 2010* to December 31, 2010
Net asset value, beginning of period	$9.57	$10.26	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.33	0.57	0.05
Net realized and unrealized gain (loss) on investments	0.19	(0.84)	0.29

Total from investment operations	0.52	(0.27)	0.34

LESS DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(0.28)	(0.42)	(0.06)
Tax return of capital	—	—	(0.02)

Total distributions	(0.28)	(0.42)	(0.08)

Net asset value, end of period	$9.81	$9.57	$10.26

Total return	5.37%[1]	(2.64)%	3.43%[1]
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$276,735	$184,111	$23,639
Ratio of total expenses to average net assets including waivers and recapture	1.59%[2,3]	1.87%[5]	2.15%[2,7]
Ratio of total expenses to average net assets before waivers and recapture	1.59%[2,3]	1.81%[5]	3.54%[2,7]
Ratio of net investment income to average net assets, including waivers and recapture	6.60%[2,4]	5.75%[6]	1.98%[2,8]
Ratio of net investment income to average net assets, before waivers and recapture	6.60%[2,4]	5.81%[6]	0.59%[2,8]
Portfolio turnover rate	39%[1]	64%	52%[1]

*	Fund commenced operations on September 30, 2010.

[1]	Not annualized.

[2]	Annualized.

[3]

The ratio of expenses to average net assets includes dividends and interest on short positions and interest expense. Excluding dividends and interest on short positions and interest expense, the ratio of expenses to average net assets was 1.22%.

[4]

The ratio of net investment income to average net assets includes dividends and interest on short positions and interest expense. Excluding dividends and interest on short positions and interest expense, the ratio of net investment income to average net assets was 6.97%.

[5]

The ratio of expenses to average net assets includes dividends and interest on short positions and interest expense. Excluding dividends and interest on short positions and interest expense, the ratio of expenses to average net assets, including recapture, was 1.43%. Excluding dividends and interest on short positions and interest expense, the ratio of expenses to average net assets before recapture was 1.37%.

[6]

The ratio of net investment income to average net assets includes dividends and interest on short positions and interest expense. Excluding dividends and interest on short positions and interest expense, the ratio of net investment income to average net assets, including recapture, was 6.20%. Excluding dividends and interest on short positions and interest expense, the ratio of net investment income to average net assets before recapture was 6.26%.

[7]

The ratio of expenses to average net assets includes dividends and interest on short positions and interest expense. Excluding dividends and interest on short positions and interest expense, the ratio of expenses to average net assets, less waivers, was 1.75%. Excluding dividends and interest on short positions and interest expense, the ratio of expenses to average net assets before waivers was 3.14%.

[8]

The ratio of net investment income to average net assets includes dividends and interest on short positions and interest expense. Excluding dividends and interest on short positions and interest expense, the ratio of net investment income to average net assets, less waivers, was 2.38%. Excluding dividends and interest on short positions and interest expense, the ratio of net investment income to average net assets before waivers was 0.99%.

Notes to Financial Statements are an integral part of this Schedule.

28

Driehaus International Credit Opportunities Fund

Financial Highlights

For the period March 1, 2012* through June 30, 2012 (unaudited)
Net asset value, beginning of period	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.03
Net realized and unrealized gain (loss) on investments	(0.31)

Total from investment operations	(0.28)

LESS DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(0.02)

Net asset value, end of period	$9.70

Total Return	(2.79)%[1]
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$27,309
Ratio of total expenses to average net assets	1.86%[2,3]
Ratio of net investment income to average net assets	0.83%[2,4]
Portfolio turnover rate	255%[1]

*	Fund commenced operations on March 1, 2012.

[1]	Not annualized.

[2]	Annualized.

[3]	The ratio of expenses to average net assets includes interest expense. Excluding interest expense, the ratio of expenses to average net assets was 1.86%.

[4]	The ratio of net investment income to average net assets includes interest expense. Excluding interest expense, the net investment income to average net assets was 0.83%.

Notes to Financial Statements are an integral part of this Schedule.

29

Driehaus Mutual Funds

Notes to Financial Statements (unaudited)

A.  ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Organization

The Driehaus Mutual Funds (the “Trust”) is an open-end registered management investment company, organized as a Delaware statutory trust, with ten separate series currently in operation. The Trust was organized under an Agreement and Declaration of Trust dated May 31, 1996, as subsequently amended, and may issue an unlimited number of full and fractional units of beneficial interest (shares) without par value. The Driehaus Active Income Fund (the “Active Income Fund”) commenced operations on June 1, 2009 following the receipt of the assets and liabilities of the Lotsoff Capital Management Active Income Fund (the “Acquired Fund”) pursuant to a plan of reorganization approved by the shareholders of the Acquired Fund. The reorganization was accomplished by a tax-free exchange of Acquired Fund shares for an equal number of shares of the Active Income Fund as of June 1, 2009. The Active Income Fund seeks to provide current income and capital appreciation. The Active Income Fund was closed to new investors as of March 1, 2011. The Driehaus Select Credit Fund (the “Select Credit Fund”) and the Driehaus International Credit Opportunities Fund (the “International Credit Opportunities Fund”) and, together with the Active Income Fund, (the “Funds”) commenced operations on September 30, 2010 and February 29, 2012, respectively. The Select Credit Fund seeks to provide positive returns under a variety of market conditions. The International Credit Opportunities Fund seeks to provide positive returns under a variety of market conditions.

Significant Accounting Policies

The presentation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses. Actual results may differ from those estimates.

Securities Valuation

Investments in securities traded on a national securities exchange are valued at the last reported sales price on the day of valuation and are generally classified as level 1. Securities traded on the Nasdaq markets are valued at the Nasdaq Official Closing Price (“NOCP”) and are generally classified as level 1. Exchange-traded securities for which no sale was reported and Nasdaq-traded securities for which there is no NOCP are valued at the mean of the closing bid and ask prices from the exchange the security is primarily traded on and are generally classified as level 1. Long-term fixed income securities are valued at the representative quoted bid price when held long or the representative quoted ask price if sold short or, if such prices are not available, at prices for securities of comparable maturity, quality and type or as determined by an independent pricing service and are generally classified as level 2. Short-term investments with remaining maturities of 60 days or less are stated at amortized cost, which approximates fair value. If amortized cost does not approximate fair value, short-term securities are reported at fair value. These securities are generally classified as level 2. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with procedures established by or under the direction of the Trust’s Board of Trustees and are generally classified as level 3. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market existed for the investments, and such differences could be material.

Each Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

Level 1 — quoted prices for active markets for identical securities

Level 2 — significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

30

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

The Funds adopted the Financial Accounting Standards Board (“FASB”) amendments to authoritative guidance which require the Funds to disclose details of transfers in and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers. During period ended June 30, 2012, there were no significant transfers between levels for the Active Income, Select Credit or International Opportunities Fund. It is the Funds’ policy to recognize transfers into and out of all levels at the end of the reporting period.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Active Income Fund’s investments as of June 30, 2012:

Assets	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$75,002,754	$—	$75,002,754
Bank Loans	—	280,268,246	—	280,268,246
Common Stocks
Airlines	2,873,957	—	—	2,873,957
Auto Manufacturers	17,685,837	—	—	17,685,837
Auto Parts & Equipment	997,958	—	—	997,958
Software	8,584,686	—	—	8,584,686
Convertible Corporate Bonds	—	264,408,933	—	264,408,933
Convertible Preferred Stocks
Auto Manufacturers	—	—	—	—
Banks	51,061,650	—	—	51,061,650
Telecommunications	55,796,850	—	—	55,796,850
Corporate Bonds	—	1,141,490,038	—	1,141,490,038
Demand Deposit	515,117,560	—	—	515,117,560
Preferred Stocks
Banks	10,528,000	—	—	10,528,000
Office/Business Equipment	—	51,760,215	—	51,760,215
Telecommunications	—	32,188,126	—	32,188,126
Purchased Put Options	5,239,840	—	—	5,239,840
U.S. Government And Agency Securities	—	1,093,604	—	1,093,604
Warrants	7,703,131	—	—	7,703,131

Total	$675,589,469	$1,846,211,916	$—	$2,521,801,385

Liabilities
Common Stocks
Airlines	$(44,962)	$—	$—	$(44,962)
Auto Manufacturers	(35,405,657)	—	—	(35,405,657)
Auto Parts & Equipment	(3,543)	—	—	(3,543)
Banks	(8,411,666)	—	—	(8,411,666)
Electrical Components & Equipment	(66,710)	—	—	(66,710)
Healthcare Services	(586,812)	—	—	(586,812)
Internet	(22,280,771)	—	—	(22,280,771)
Lodging	(14,946,666)	—	—	(14,946,666)
Real Estate Investment Trusts	(18,880,363)	—	—	(18,880,363)
Software	(1,546,220)	—	—	(1,546,220)

31

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

Liabilities	Level 1	Level 2	Level 3	Total
Telecommunications	$(12,815,341)	$—	$—	$(12,815,341)
Convertible Corporate Bonds	—	(47,992,438)	—	(47,992,438)
Corporate Bonds	—	(72,908,800)	—	(72,908,800)
Written Put Options	(1,516,507)	—	—	(1,516,507)
Exchange-Traded Fund	(64,492,540)	—	—	(64,492,540)

Total	$(180,997,758)	$(120,901,238)	$—	$(301,898,996)

Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Credit Default Swaps	$—	$7,106,556	$—	$7,106,556
Futures Contracts	(1,855,423)	—	—	(1,855,423)

Total Swap and Futures Contracts	$(1,855,423)	$7,106,556	$—	$5,251,133

*	Other financial instruments are swap and futures contracts, which are detailed in the Schedule of Investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value in the Active Income Fund:

Investments, at Value
Balance as of 12/31/11	$2,330,473
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(2,330,473)
Purchase	—
Sales	—
Transfers in and/or out of Level 3	—

Balance as of 6/30/12	$—

The following is a summary of the inputs used to value the Select Credit Fund’s investments as of June 30, 2012:

Assets	Level 1	Level 2	Level 3	Total
Bank Loans	$—	$12,262,050	$—	$12,262,050
Common Stocks
Auto Manufacturers	217,488	—	—	217,488
Beverages	1,264,944	—	—	1,264,944
Retail	2,825,067	—	—	2,825,067
Convertible Corporate Bonds	—	20,035,660	—	20,035,660
Convertible Preferred Stocks
Auto Manufacturers	2,656,000	—	—	2,656,000
Telecommunications	8,100,000	—	—	8,100,000
Corporate Bonds	—	169,507,046	5,700,000	175,207,046
Purchased Put Options	1,185,320	—	—	1,185,320
Demand Deposit	60,086,640	—	—	60,086,640
Warrants	154,415	—	—	154,415

Total	$76,489,874	$201,804,756	$5,700,000	$283,994,630

32

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

Liabilities	Level 1	Level 2	Level 3	Total
Common Stocks
Health Care — Services	$(167,258)	$—	$—	$(167,258)
Internet	(2,448,561)	—	—	(2,448,561)
Software	(2,261,566)	—	—	(2,261,566)
Convertible Corporate Bonds	—	(5,106,250)	—	(5,106,250)
Corporate Bonds	—	(12,207,115)	—	(12,207,115)
Exchange-Traded Fund	(15,963,500)	—	—	(15,963,500)
Written Put Options	(248,777)	—	—	(248,777)

Total	$(21,089,662)	$(17,313,365)	$—	$(38,403,027)

Other Financial Instruments*
Credit Default Swaps	$—	$446,127	$—	$446,127
Futures Contracts	(56,710)	—	—	(56,710)

Total Swap and Futures Contracts	$(56,710)	$446,127	$—	$389,417

*	Other financial instruments are swap and futures contracts, which are detailed in the Schedule of Investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value in the Select Credit Fund:

Investments, at Value
Balance as of 12/31/11	$6,018,042
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(388,377)
Purchase	70,335
Sales	—
Transfers in and/or out of Level 3	—

Balance as of 6/30/12	$5,700,000

The following is a summary of the inputs used to value the International Credit Opportunities Fund’s investments as of June 30, 2012:

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments	$523,075	$10,762,741	$—	$11,285,816
Purchased Call Options	—	11,056	—	11,056
Purchased Put Options	—	46,303	—	46,303
Money Market Fund	11,561,936	—	—	11,561,936

Total	$12,085,011	$10,820,100	$—	$22,905,111

Liabilities
Written Call Options	$—	$(1,025)	$—	$(1,025)
Written Put Options	—	(21,967)	—	(21,967)

Total	$—	$(22,992)	$—	$(22,992)

33

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Credit Default Swaps	$—	$1,300,946	$—	$1,300,946
Forward Foreign Currency Contracts	—	(14,940)	—	(14,940)
Interest Rate Swaps	—	(22,189)	—	(22,189)

Total Other Financial Instruments	$—	$1,263,817	$—	$1,263,817

*	Other financial instruments are swap contracts and forward contracts which are detailed in the Schedule of Investments.

Securities Sold Short

The Funds are engaged in selling securities short, which obligates them to replace a borrowed security with the same security at current market value. Each Fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. Each Fund realizes a gain if the price of the security declines between those dates. Gains are limited to the price at which the Fund sold the security short, while losses are potentially unlimited in size.

The Funds are required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale and the Fund must maintain a deposit with the broker consisting of cash and securities having a value equal to a specified percentage of the value of the securities sold short. Such deposit is included in “Collateral held at custodian for the benefit of brokers” on the Statements of Assets and Liabilities. Each Fund is obligated to pay the counterparty any dividends or interest due on securities sold short. Such dividends and interest are recorded as an expense to the Funds on the Statements of Operations.

Federal Income Taxes

The Funds’ policy is to continue to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all their taxable income to their shareholders. Therefore, no Federal income tax provision is required.

The FASB’s “Accounting for Uncertainty in Income Taxes” (“Tax Statement”) requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has evaluated the implications of the Tax Statement and all of the uncertain tax positions and has determined that no liability is required to be recorded in the financial statements as of June 30, 2012. The Funds file tax returns with the U.S. Internal Revenue Service and various states. Generally, the tax years ended September 30, 2008, September 30, 2009, December 31, 2009, December 31, 2010 and December 31, 2011 remain subject to examination by taxing authorities.

For Federal income tax purposes, capital loss carryforwards represent net capital losses of a fund that may be carried forward for a maximum period of eight years and applied against future net realized gains. On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 was enacted to modernize several of the Federal income and excise tax provisions related to regulated investment companies. Under pre-enactment law, capital losses could be carried forward for eight years, and were required to be carried forward as short-term capital losses, irrespective of the character of the original loss. New net capital losses (those earned in taxable years beginning after December 22, 2010) may be carried forward indefinitely and must retain the character of the original loss. Such new net capital losses generally must be used by a regulated investment company before it uses any net capital losses incurred in taxable years beginning on or before December 22, 2010. This increases the likelihood that net capital losses incurred in taxable years beginning on or before December 22, 2010 will expire unused.

34

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

At June 30, 2012, gross unrealized appreciation and depreciation on investments, based on cost for federal income tax purposes, were as follows:

	Active Income Fund	Select Credit Fund	International Credit Opportunities Fund
Cost of investments	$2,589,578,301	$291,485,293	$22,982,058

Proceeds from securities sold short	$(314,896,095)	$(38,211,288)	$(16,834)

Gross unrealized appreciation	$98,428,293	$7,358,024	$117,230
Gross unrealized depreciation	(153,208,110)	(15,040,426)	(200,335)

Net unrealized appreciation (depreciation) on investments	$(54,779,817)	$(7,682,402)	$(83,105)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to the tax deferral of losses on wash sales.

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP.

The tax character of distributions paid were as follows:

Active Income Fund

Distributions paid from:	January 1, 2011 to December 31, 2011	January 1, 2010 to December 31, 2010
Ordinary income	$125,274,139	$62,167,605

Total distributions paid	$125,274,139	$62,167,605

Select Credit Fund

Distributions paid from:	January 1, 2011 to December 31, 2011	October 1, 2010 to December 31, 2010
Ordinary income	$5,908,053	$171,124

Total distributions paid	$5,908,053	$171,124

As of December 31, 2011, the components of accumulated earnings (deficit) were as follows:

	Active Income Fund	Select Credit Fund
Undistributed ordinary income	$11,185,776	$35,956
Undistributed long-term capital gains	—	—

Accumulated earnings	11,185,776	35,956
Accumulated capital and other losses	(131,386,169)	(1,420,084)
Unrealized appreciation/(depreciation)	(225,166,619)	(10,031,371)

Total accumulated earnings/(deficit)	$(345,367,012)	$(11,415,499)

As of December 31, 2011, the Funds had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by Treasury regulations:

	Not Subject to Expiration
	Short-Term	Long-Term
Active Income Fund	$64,865,443	$32,856,442
Select Credit Fund	287,378	828,105

35

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

Post-October capital losses and late-year ordinary losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Funds’ taxable year. As of December 31, 2011, the Funds had the following post-October capital losses and late-year ordinary losses:

	Post-October Capital Losses	Late-Year Ordinary Losses
Active Income Fund	$27,597,266	$6,067,018
Select Credit Fund	—	304,601

Foreign Currency Translation

The value of securities, currencies and other assets and liabilities not denominated in U.S. dollars are translated into U.S. dollar values based upon the current rates of exchange on the date of the Funds’ valuations.

Net realized foreign exchange gains or losses which are reported by the Funds result from currency gains and losses on transaction hedges arising from changes in exchange rates between the trade and settlement dates on forward contract transactions, and the difference between the amounts accrued for dividends, interest, and foreign taxes and the amounts actually received or paid in U.S. dollars for these items. Net unrealized foreign exchange gains and losses result from changes in the U.S. dollar value of assets and liabilities (other than investments in securities), which are denominated in foreign currencies, as a result of changes in exchange rates.

Net realized foreign exchange gains or losses on portfolio hedges result from the use of forward contracts to hedge portfolio positions denominated or quoted in a particular currency in order to reduce or limit exposure in that currency. The Active Income Fund and Select Credit Fund had no portfolio hedges during the period January 1, 2012 through June 30, 2012. The International Credit Opportunities Fund held portfolio hedges as of June 30, 2012 as disclosed in the Schedule of Investments.

The Funds do not isolate that portion of the results of operations which results from fluctuations in foreign exchange rates on investments. These fluctuations are included with the net realized gain (loss) from security transactions and the net change in unrealized appreciation (depreciation) of investments.

Indemnifications

Under the Trust’s organizational documents, the officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. A Fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against a Fund that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

New Accounting Pronouncement

In December 2011, FASB issued ASU No. 2011-11, “Disclosures about Offsetting Assets and Liabilities.” ASU No. 2011-11 requires disclosures to make financial statements that are prepared under U.S. GAAP more comparable to those prepared under IFRS. The new disclosure requirements mandate that entities disclose both gross and net information about instruments and transactions eligible for offset in the statement of assets and liabilities as well as instruments and transactions subject to an agreement similar to a master netting arrangement. In addition, ASU No. 2011-11 requires disclosure of collateral received and posted in connection with master netting agreements or similar arrangements. New disclosures are required for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is evaluating the impact of ASU No. 2011-11 on the financial statements and disclosures.

36

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

Other

The Trust records security transactions based on trade date. Realized gains and losses on sales of securities are calculated using the first-in, first-out method. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the effective yield method. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

Pursuant to the terms of certain of the senior unsecured bridge loan agreements, the Funds may have unfunded loan commitments, which are callable on demand. Each Fund has available with the custodian, cash and/or liquid securities having an aggregate value at least equal to the amount of the unfunded senior bridge loan commitments. At June 30, 2012, the Active Income Fund, Select Credit Fund and International Credit Opportunities Fund had no unfunded senior bridge loan commitments.

With respect to the senior loans held in each Fund’s portfolio, the Funds may: 1) invest in assignments; 2) act as a participant in primary lending syndicates; or 3) invest in participations. If a Fund purchases a participation of a senior loan interest, the Fund would typically enter into a contractual agreement with the lender or other third party selling the participation, rather than directly with the borrower. As such, the Fund not only assumes the credit risk of the borrower, but also that of the selling participant or other persons interpositioned between the Fund and the borrower. At June 30, 2012, there were no such outstanding senior loan participation commitments in the Funds.

B.  INVESTMENTS IN DERIVATIVES

Swap Contracts

The Funds are subject to credit risk and interest rate risk exposure in the normal course of pursuing their investment objectives. The Funds may engage in various swap transactions, including forward rate agreements and interest rate, currency, index and total return swaps, primarily to manage duration and yield curve risk, or as alternatives to direct investments. In addition to the swap contracts described above, the Funds may also engage in credit default swaps which involve the exchange of a periodic premium for protection against a defined credit event (such as payment default, refinancing or bankruptcy).

Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Funds may elect to pay a fixed rate and receive a floating rate or receive a floating rate and pay a fixed rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is accrued daily as interest income/expense. Interest rate swaps are marked-to-market daily using fair value estimates provided by an independent pricing service. Changes in value, including accrued interest, are recorded as unrealized appreciation/(depreciation). Unrealized gains are reported as an asset and unrealized losses are reported as a liability. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized gains or losses. Gains or losses are realized upon termination of the contracts. The risk of loss under a swap contract may exceed the amount recorded as an asset or a liability.

Under the terms of a credit default swap contract, one party acts as a guarantor receiving a periodic payment that is a fixed percentage applied to a notional amount. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the contract. The Funds may enter into credit default swaps in which the Funds act as guarantor, and may enter into credit default swaps in which the counterparty acts as guarantor. Premiums paid to or by the Funds are accrued daily and included in realized gain (loss) on swaps. The contracts are marked-to-market daily using fair value estimates provided by an independent pricing service. Changes in value are recorded as unrealized appreciation/(depreciation). Unrealized gains are reported as an asset and unrealized losses are reported as a liability. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps is reported as unrealized gains or losses. Gains or losses are realized upon termination of the contracts. The risk of loss under a swap contract may exceed the amount recorded as an asset or a liability. The notional amount of a swap contract is the reference amount pursuant to which the counterparties make payments. For swaps in which the referenced obligation is an index, in the event of default of any debt

37

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

security included in the corresponding index, the Funds pay or receive the percentage of the corresponding index that the defaulted security comprises (1) multiplied by the notional value and (2) multiplied by the ratio of one minus the ratio of the market value of the defaulted debt security to its par value.

Risks associated with swap contracts include changes in the returns of underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the contracts. Credit default swaps can involve greater risks than if an investor had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. The Funds disclose swap contracts on a gross basis, with no netting of contracts held with the same counterparty. As of June 30, 2012, the Funds had outstanding swap contracts as listed on the Schedule of Investments and the required collateral is included in the Statements of Assets and Liabilities.

Futures Contracts

The Funds may enter into futures contracts to produce incremental earnings, hedge existing positions or protect against market changes in the value of equities or interest rates. Upon entering into a futures contract with a broker, a Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contract against default. As of June 30, 2012, the Funds had outstanding futures contracts as listed on the Schedule of Investments and the required collateral is included in the Statements of Assets and Liabilities.

Options Contracts

The Funds may use options contracts to hedge downside risk on their fixed income holdings, produce incremental earnings or protect against market changes in the value of equities or interest rates. The Funds may write covered call and put options on futures, swaps, securities or currencies the Funds own or in which they may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Schedule of Investments. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such in the Schedule of Investments. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. The risk exists that a Fund may not be able to enter into a closing transaction because of an illiquid market.

The premium amount and the number of option contracts written by the Active Income Fund during the period January 1, 2012 through June 30, 2012, were as follows:

Active Income Fund	Number of Contracts	Premium Amount
Options outstanding at December 31, 2011	1,874	$6,039,349
Options written	4,949	6,829,078
Options closed	(1,738)	(1,386,881)
Options expired	(1,874)	(6,039,349)

Options outstanding at June 30, 2012	3,211	$5,442,197

38

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

The premium amount and the number of option contracts written by the Select Credit Fund during the period January 1, 2012 through June 30, 2012, were as follows:

Select Credit Fund	Number of Contracts	Premium Amount
Options outstanding at December 31, 2011	545	$420,220
Options written	3,718	1,225,613
Options closed	(2,035)	(232,588)
Options expired	(1,687)	(476,661)

Options outstanding at June 30, 2012	541	$936,584

The premium amount and the number of option contracts written by the International Credit Opportunities Fund during the period from inception through June 30, 2012, were as follows:

International Credit Opportunities Fund	Number of Contracts	Premium Amount
Options outstanding at inception on March 1, 2012	—	$—
Options written	33,000,000	166,357
Options closed	(14,500,000)	(71,729)
Options expired	(8,000,000)	(16,118)

Options outstanding at June 30, 2012	10,500,000	$78,510

The Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included in its Schedule of Investments as an investment and subsequently marked-to-market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss. When entering into purchased option contracts, a Fund bears the risk of securities prices moving unexpectedly, in which case, a Fund may not achieve the anticipated benefits of the purchased option contracts; however, the risk of loss is limited to the premium paid. As of June 30, 2012, the Funds had outstanding options as listed on the Schedule of Investments and the required collateral is included in the Statements of Assets and Liabilities.

Forward Foreign Currency Contracts

The Funds may use forward foreign currency contracts to manage foreign currency, to produce incremental earnings or hedge existing positions. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large commercial banks) and their customers.

The market value of a forward foreign currency contract fluctuates with changes in currency exchange rates. Outstanding forward foreign currency contracts are valued daily at current market rates and the resulting change in market value is recorded as unrealized appreciation or depreciation. When a forward foreign currency contract is settled, the Fund records a realized gain or loss equal to the difference between the value at the time the forward foreign currency contract was opened and the value at the time it was settled. A forward foreign currency contract may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. In addition, the Funds could be exposed to a credit risk if the counterparties are unable or unwilling to meet the terms of the contracts or if the value of the foreign currency changes unfavorably. The Active Income Fund and Select Credit Fund did not enter into any forward foreign currency contracts during the period January 1, 2012 through June 30, 2012. At June 30, 2012, the International Credit Opportunities Fund had forward foreign currency contracts as listed in the Schedule of Investments.

39

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

Derivative Investment Holdings Categorized by Risk Exposure

Each Fund is subject to FASB’s “Disclosures about Derivative Instruments and Hedging Activities” (the “Derivatives Statement”). The Derivatives Statement amends and expands disclosures about derivative instruments and hedging activities. The Derivatives Statement is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Funds’ financial position and results of operations.

The following table sets forth the fair value and the location in the Statement of Assets and Liabilities of the Active Income Fund’s derivative contracts by primary risk exposure as of June 30, 2012:

	Asset derivatives		Liability derivatives
Risk exposure category	Statement of Assets and Liabilities location	Fair value	Statement of Assets and Liabilities location	Fair value
Credit contracts	Unrealized appreciation on open swap contracts	$5,378,232	Unrealized depreciation on open swap contracts	$22,495,858
Equity contracts	Purchased options, at fair value	5,239,840	Written options outstanding, at fair value	1,516,507
Interest rate contracts*	N/A	N/A	N/A	1,855,423
Total		$10,618,072		$25,867,788

*	Includes cumulative appreciation/depreciation of futures contracts as shown in the Schedule of Investments.

Only current day’s variation margin is reported in the Statement of Assets and Liabilities.

The following table sets forth the fair value and the location in the Statement of Assets and Liabilities of the Select Credit Fund’s derivative contracts by primary risk exposure as of June 30, 2012:

	Asset derivatives		Liability derivatives
Risk exposure category	Statement of Assets and Liabilities location	Fair value	Statement of Assets and Liabilities location	Fair value
Credit contracts	Unrealized appreciation on open swap contracts	$37,773	Unrealized depreciation on open swap contracts	$442,278
Equity contracts	Purchased options, at fair value	1,185,320	Written options outstanding, at fair value	248,777
Interest rate contracts*	N/A	N/A	N/A	56,710
Total		$1,223,093		$747,765

*	Includes cumulative appreciation/depreciation of futures contracts as shown in the Schedule of Investments.

Only current day’s variation margin is reported in the Statement of Assets and Liabilities.

The following table sets forth the fair value and the location in the Statement of Assets and Liabilities of the International Credit Opportunities Fund’s derivative contracts by primary risk exposure as of June 30, 2012:

	Asset derivatives		Liability derivatives
Risk exposure category	Statement of Assets and Liabilities location	Fair value	Statement of Assets and Liabilities location	Fair value
Credit contracts	Unrealized appreciation on open swap contracts	$124,269	Unrealized depreciation on open swap contracts	$193,923
Interest contracts	Unrealized appreciation on open swap contracts	N/A	Unrealized depreciation on open swap contracts	22,189

40

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

	Asset derivatives		Liability derivatives
Risk exposure category	Statement of Assets and Liabilities location	Fair value	Statement of Assets and Liabilities location	Fair value
Foreign currency contracts	Purchased options, at fair value	$57,359	Written options outstanding, at fair value	$22,992
Foreign currency contracts	Unrealized appreciation on forward foreign currency contracts	43,212	Unrealized depreciation on forward foreign currency contracts	58,152
Total		$224,840		$297,256

The following table sets forth the Active Income Fund’s realized gain/loss by primary risk exposure and by type of derivative contract for the period January 1, 2012 through June 30, 2012:

	Amount of realized gain/(loss) on derivatives
Risk exposure category	Purchased Options	Written Options	Futures Contracts	Swap Contracts	Total
Credit contracts	$—	$—	$—	$(4,595,528)	$(4,595,528)
Equity contracts	(5,015,904)	2,864,156	—	—	(2,151,748)
Interest rate contracts	—	—	(17,682,176)	—	(17,682,176)

Total	$(5,015,904)	$2,864,156	$(17,682,176)	$(4,595,528)	$(24,429,452)

The following table sets forth the Select Credit Fund’s realized gain/losses by primary risk exposure and by type of derivative contract for the period January 1, 2012 through June 30, 2012:

	Amount of realized gain/(loss) on derivatives
Risk exposure category	Purchased Options	Written Options	Futures Contracts	Swap Contracts	Total
Credit contracts	$—	$—	$—	$41,534	$41,534
Equity contracts	(5,227)	103,604	—	—	98,377
Interest rate contracts	—	—	(308,566)	—	(308,566)

Total	$(5,227)	$103,604	$(308,566)	$41,534	$(168,655)

The following table sets forth the International Credit Opportunities Fund’s realized gain/losses by primary risk exposure and by type of derivative contract for the period from inception through June 30, 2012:

	Amount of realized gain/(loss) on derivatives
Risk exposure category	Purchased Options	Written Options	Foreign Currency	Swap Contracts	Total
Credit contracts	$—	$—	$—	$(98,491)	$(98,491)
Foreign currency contracts	6,449	37,131	(70,158)	—	(26,578)

Total	$6,449	$37,131	$(70,158)	$(98,491)	$(125,069)

The following table sets forth the Active Income Fund’s change in unrealized appreciation/depreciation by primary risk exposure and by type of derivative contract for the period January 1, 2012 through June 30, 2012:

	Change in unrealized appreciation/(depreciation) on derivatives
Risk exposure category	Purchased Options	Written Options	Futures Contracts	Swap Contracts	Total
Credit contracts	$—	$—	$—	$(11,160,888)	$(11,160,888)
Equity contracts	1,680,932	(740,514)	—	—	940,418
Interest rate contracts	—	—	4,488,062	—	4,488,062

Total	$1,680,932	$(740,514)	$4,488,062	$(11,160,888)	$(5,732,408)

41

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

The gross notional amount of swap contracts and the number of option contracts for the Active Income Fund as of June 30, 2012 is included on the Schedule of Investments. The quarterly average gross notional amount of the swap contracts for the Active Income Fund was $434,194,000 for the period January 1, 2012 through June 30, 2012. The quarterly average number of purchased futures contracts for the Active Income Fund was 0 for the period January 1, 2012 through June 30, 2012. The quarterly average number of short futures contracts for the Active Income Fund was (5,207) for the period January 1, 2012 through June 30, 2012. The quarterly average number of purchased option contracts for the Active Income Fund was 26,204 for the period January 1, 2012 through June 30, 2012. The fair value of such contracts at June 30, 2012 is set forth in the table above.

The following table sets forth the Select Credit Fund’s change in unrealized appreciation/depreciation by primary risk exposure and by type of derivative contract for the period January 1, 2012 through June 30, 2012:

	Change in unrealized appreciation/(depreciation) on derivatives
Risk exposure category	Purchased Options	Written Options	Futures Contracts	Swap Contracts	Total
Credit contracts	$—	$—	$—	$(186,453)	$(186,453)
Equity contracts	(1,080,888)	360,427	—	—	(720,461)
Interest rate contracts	—	—	25,868	—	25,868

Total	$(1,080,888)	$360,427	$25,868	$(186,453)	$(881,046)

The gross notional amount of swap contracts and the number of option contracts for the Select Credit Fund as of June 30, 2012 is included on the Schedule of Investments. The quarterly average gross notional amount of the swap contracts for the Select Credit Fund was $10,400,000 for the period January 1, 2012 through June 30, 2012. The quarterly average number of purchased futures contracts for the Select Credit Fund was 0 for the period January 1, 2012 through June 30, 2012. The quarterly average number of short futures contracts for the Select Credit Fund was (99) for the period January 1, 2012 through June 30, 2012. The quarterly average number of purchased option contracts for the Select Credit Fund was 5,809 for the period January 1, 2012 through June 30, 2012. The fair value of such contracts at June 30, 2012 is set forth in the table above.

The following table sets forth the International Credit Opportunities Fund’s change in unrealized appreciation/depreciation by primary risk exposure and by type of derivative contract for the period from inception through June 30, 2012:

	Change in unrealized appreciation/(depreciation) on derivatives
Risk exposure category	Purchased Options	Written Options	Foreign Currency	Swap Contracts	Total
Credit contracts	$—	$—	$—	$(91,843)	$(91,843)
Foreign currency contracts	(44,785)	55,518	(14,658)	—	(3,925)

Total	$(44,785)	$55,518	$(14,658)	$(91,843)	$(95,768)

The gross notional amount of swap contracts and the number of option contracts for the International Credit Opportunities Fund as of June 30, 2012 is included on the Schedule of Investments. The quarterly average gross notional amount of the swap contracts for the International Credit Opportunities Fund was $11,982,196 for the period March 1, 2012 through June 30, 2012. The quarterly average number of purchased futures contracts for the International Credit Opportunities Fund was 0 for the period March 1, 2012 through June 30, 2012. The quarterly average number of short futures contracts for the International Credit Opportunities Fund was 0 for the period March 1, 2012 through June 30, 2012. The quarterly average value of purchased forwards contracts for the International Credit Opportunities Fund was $1,075,716 for the period March 1, 2012 through June 30, 2012. The quarterly average value of short forward contracts for the International Credit Opportunities Fund was ($5,244,563) for the period March 1, 2012 through June 30, 2012. The quarterly average number of purchased option contracts for the International Credit Opportunities Fund was 5,250,000 for the period March 1, 2012 through June 30, 2012. The fair value of such contracts at June 30, 2012 is set forth in the table above.

42

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

C.  INVESTMENT ADVISORY FEES, TRANSACTIONS WITH AFFILIATES, AND ADMINISTRATIVE FEES

Richard H. Driehaus, the President of the Trust, is also the Chairman of the Board of Driehaus Capital Management LLC (“DCM” or the “Adviser”), a registered investment adviser, and of Driehaus Securities LLC (“DS LLC” or the “Distributor”), a registered broker-dealer.

DCM serves as the Funds’ investment adviser. In return for its services to the Funds, the Funds pay the Adviser an annual management fee on a monthly basis of 0.55%, 0.80% and 0.90% of average net assets respectively, for the Active Income Fund, Select Credit Fund and International Credit Opportunities Fund.

DCM has entered into a written agreement to cap the Select Credit Fund’s annual ordinary operating expenses (other than interest, taxes, brokerage commissions, dividends and interest on short sales, other investment-related expenses and extraordinary expenses) at 1.75% of average daily net assets until at least September 30, 2013. For this same time period, DCM is entitled to reimbursement for previously waived fees and reimbursed expenses to the extent that the Select Credit Fund’s expense ratio remains below the operating expense cap. For the period January 1, 2012 through June 30, 2012, the Select Credit Fund did not have any fees waived by DCM and as of June 30, 2012 there are no amounts subject to recapture.

DCM has entered into a written agreement to cap the International Credit Opportunities Fund’s annual ordinary operating expenses (other than interest, taxes, brokerage commissions, dividends and interest on short sales, other investment-related expenses and extraordinary expenses) at 2.00% of average daily net assets until at least February 28, 2015. For this same time period, DCM is entitled to reimbursement for previously waived fees and reimbursed expenses to the extent that the International Credit Opportunities Fund’s expense ratio remains below the operating expense cap. For the period March 1, 2012 through June 30, 2012, the International Credit Opportunities Fund did not have any fees waived by DCM.

The Active Income Fund accrued $6,987,409 for investment advisory fees during the period January 1, 2012 through June 30, 2012, of which $1,142,456 was payable to DCM at June 30, 2012. The Select Credit Fund accrued $984,181 for investment advisory fees during the period January 1, 2012 through June 30, 2012, and $178,110 was payable to DCM at June 30, 2012. The International Credit Opportunities Fund accrued $83,635 for investment advisory fees during the period from inception through June 30, 2012, and $20,472 was payable to DCM at June 30, 2012.

DS LLC is the Funds’ distributor. DS LLC does not earn any compensation from the Funds for these services. DS LLC has entered into a Fee Reimbursement Agreement with the Funds. Under this agreement, the Funds reimburse DS LLC for certain fees paid by DS LLC to intermediaries who provide shareholder administrative and/or sub-transfer agency services to the Fund. Currently, the amount to be reimbursed will not exceed 0.25% of the average daily net assets held by such intermediaries. Prior to June 1, 2010, the amount to be reimbursed did not exceed 0.15%. As of June 30, 2012, the Active Income Fund owes $334,031 in reimbursements to DS LLC under this agreement, which is included in accrued shareholder services plan fees on the Statement of Assets and Liabilities. As of June 30, 2012, the Select Credit Fund owes $23,988 in reimbursements to DS LLC under this agreement, which is included in accrued shareholder services plan fees on the Statement of Assets and Liabilities. As of June 30, 2012, the International Credit Opportunities Fund owes $108 in reimbursements to DS LLC under this agreement, which is included in accrued shareholder services plan fees on the Statement of Assets and Liabilities.

Certain officers of the Trust are also officers of DCM and DS LLC. The Funds pay a portion of the Chief Compliance Officer’s salary. No other officers received compensation from the Funds during the period January 1, 2012 through June 30, 2012.

Affiliates of DCM hold approximately 98% of the International Credit Opportunities Fund’s outstanding shares as of June 30, 2012.

UMB Fund Services, Inc. (“UMBFS”), an affiliate of UMB Financial Corporation, serves as the Funds’ administrative and accounting agent. In compensation for these services, UMBFS receives the larger of a monthly minimum fee or a monthly fee based upon each Fund’s average net assets. UMBFS also acts as the transfer agent and dividend disbursing agent for the Funds. For these services, UMBFS receives a monthly fee based in part on shareholder processing activity during the month.

43

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

D.  INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding options, futures, short-term securities and U.S. government obligations) for the Active Income Fund and the Select Credit Fund for the period January 1, 2012 through June 30, 2012, and the International Credit Opportunities Fund for the period from inception through June 30, 2012, were as follows:

Active Income Fund		Select Credit Fund		International Credit Opportunities Fund
Purchases	$420,773,896	Purchases	$136,949,901	Purchases	$34,086,200
Sales	$828,429,591	Sales	$82,031,135	Sales	$22,172,585

The aggregate purchases and sales of U.S. government obligations for the Active Income Fund and the Select credit Fund for the period January 1, 2012 through June 30, 2012, and the International Credit Opportunities Fund for the period from inception through June 30, 2012, were as follows:

Active Income Fund		Select Credit Fund		International Credit Opportunities Fund
Purchases	$—	Purchases	$—	Purchases	$—
Sales	$81,489	Sales	$—	Sales	$—

E.   RESTRICTED SECURITIES

Restricted securities are securities that are not registered for sale under the Securities Act of 1933 or applicable foreign law and that may be re-sold only in transactions exempt from applicable registration. Restricted securities include Rule 144A securities which may be sold normally to qualified institutional buyers. At June 30, 2012, the Funds held restricted securities as denoted on the Schedule of Investments.

F.  PRINCIPAL SHAREHOLDER

As of June 30, 2012, the Active Income Fund had a shareholder that holds 14% of the outstanding shares of the Fund. A significant redemption by this shareholder could affect the Fund’s liquidity. The shareholder is a registered investment adviser providing advisory services to a variety of individual and institutional clients. The Active Income Fund is offered as one of several investment choices for these clients. Clients are permitted to transfer some or all of their account balances into or out of the Active Income Fund at any time.

In addition, the Active Income Fund has a Shareholder Servicing Agreement (the “Agreement”) in place with this shareholder. Under the terms of this Agreement, the Active Income Fund makes payments for services provided on behalf of the Active Income Fund. Such services may include, but shall not be limited to: transfer agent and sub-transfer agent services; aggregating and processing purchase and redemption orders; providing periodic statements; receiving and transmitting funds; processing dividend payments; providing sub-accounting services; forwarding shareholder communications; receiving, tabulating and transmitting proxies; responding to inquiries and performing such other related services as the Active Income Fund may request. The Shareholder Services Plan allows for annual payments not to exceed 0.25% of average daily net assets; however, the Board of Trustees of the Trust limited payment to 0.15% of average daily net assets for this Agreement for the period June 1, 2009 through May 31, 2010. For the period January 1, 2012 through June 30, 2012 the Active Income Fund had expenses of $628,468 under the terms of this Agreement with this shareholder.

44

Fund Expense Examples

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, including sales charges; redemption fees; and exchange fees and (2) ongoing costs, including management fees; distribution (12b-1) and/or service fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period ending June 30, 2012.

Actual Expenses

The first line of the table below (“Actual”) provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below (“Hypothetical”) provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. You may use this information to compare the ongoing costs of investing in the Fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Driehaus Active Income Fund

	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Six Months Ended June 30, 2012*
Actual	$1,000.00	$1,055.00	$6.12
Hypothetical Example, assuming a 5% return before expenses	$1,000.00	$1,019.04	$6.01

Driehaus Select Credit Fund

	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Six Months Ended June 30, 2012*
Actual	$1,000.00	$1,053.70	$8.14
Hypothetical Example, assuming a 5% return before expenses	$1,000.00	$1,017.07	$7.99

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Fund Expense Examples — (Continued)

Driehaus International Credit Opportunities Fund**

	Beginning Account Value January 1, 2012**	Ending Account Value June 30, 2012	Expenses Paid During the Six Months Ended June 30, 2012*
Actual	$1,000.00	$972.10	$6.11
Hypothetical Example, assuming a 5% return before expenses	$1,000.00	$1,015.61	$9.32

*	Expenses are equal to the Funds annualized expense ratios for the six-month period in the table below multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 366 to reflect the half-year period.

**	The Driehaus International Credit Opportunities Fund commenced operations on March 1, 2012. The actual return and expenses paid during the period by this Fund were for the period from March 1, 2012 to June 30, 2012 (122 days) instead of the entire six-month period. The hypothetical return is based on the entire six-month period for comparison purposes.

Driehaus Active Income Fund	1.20%
Driehaus Select Credit Fund	1.59%
Driehaus International Credit Opportunities Fund	1.86%

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Board Considerations in Connection with the Initial Approval of the Investment Advisory

Agreement for Driehaus International Credit Opportunities Fund

The Board of Trustees of Driehaus Mutual Funds (the “Trust”) approved the investment advisory agreement (the “Agreement”) with Driehaus Capital Management LLC (the “Adviser”) for Driehaus International Credit Opportunities Fund (“DRCIX” or the “New Fund”) in February 2012. As part of its review process, the Board requested and evaluated all information it deemed reasonably necessary to evaluate the Agreement. The Board reviewed comprehensive materials received from the Adviser and from independent legal counsel. The Independent Trustees, represented by independent legal counsel, met independent of Fund management to consider approval of the Agreement. After their review of the information received, the Independent Trustees presented their findings and their recommendation to approve the Agreement to the full Board. In connection with the contract review process, the Board considered the factors discussed below, among others.

Nature, Quality and Extent of Services.    The Board considered the nature, extent and quality of services to be provided under the Agreement, including portfolio management services and administrative services. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of the Adviser to attract and retain high-quality personnel, and the organizational depth of the Adviser. The Board also considered the Trust’s compliance with legal and regulatory requirements as well as the Adviser’s risk management processes developed for analyzing, reviewing and assessing risk exposure for the New Fund. In particular, the Board considered the management team’s experience relevant to managing an international credit strategy.

On the basis of this evaluation and the Board’s experience with the Adviser in managing other series of the Trust, the Board concluded that the nature, quality and extent of services to be provided by the Adviser are expected to be satisfactory.

Fees.    The Board considered the New Fund’s proposed advisory fee, operating expenses and estimated total expense ratio, and compared the advisory fee and expense ratio to fees and expense ratios of a peer group of absolute return funds based on data compiled from Lipper Inc. (“Lipper”) as of the fiscal year end of each fund in the peer group. The Board noted that the New Fund’s proposed advisory fee of 0.90% would be in the 45th percentile of its anticipated Lipper peer group (1st percentile being the highest fee) as of December 31, 2011. The Board considered that the Adviser will reimburse the New Fund for expenses in excess of 2.00% of net assets (excluding dividends and interest on short sales) for a three-year period. In addition, the Board considered the New Fund’s proposed advisory fee rate as compared to fees charged by the Adviser to the Driehaus Select Credit Fund and the Driehaus Active Income Fund and to another absolute return credit product managed by the Adviser. The Board noted that although both the Driehaus Select Credit Fund and the Driehaus Active Income Fund have a lower advisory fee, the Funds invest primarily in the U.S. and the Driehaus Active Income Fund’s advisory fee is a legacy fee from a predecessor fund that pursued a less complex investment style which was carried over when the predecessor fund was reorganized into the Driehaus Active Income Fund. Furthermore, the advisory fee rate for the Adviser’s other absolute credit product is higher than the New Fund’s proposed advisory fee. The Board also considered the estimated expense ratio of the New Fund after reaching the first year projected asset level, which would rank the Fund in the 28th percentile of its Lipper peer group.

On the basis of the information provided, the Board concluded that the proposed advisory fee was reasonable and appropriate in light of the nature and quality of services expected to be provided by the Adviser.

Profitability and Economies of Scale.    In considering the reasonableness of the proposed advisory fee, the Board considered the undertaking by the Adviser to assume New Fund organizational expenses as well as to reimburse New Fund expenses exceeding a 2.00% cap (other than dividends and interest on short sales) for a three-year period.

The Board also considered potential economies of scale with respect to the management of the New Fund and whether the New Fund will benefit from any economies of scale. The Board noted the Adviser’s conclusion that it will not earn its full fee until assets reach approximately $50 million.

Other Benefits to the Adviser and its Affiliates.    The Board also considered the character and amount of other incidental benefits to be received by the Adviser and its affiliates. The Board noted that the Adviser’s affiliated broker-dealer is not expected to execute any portfolio transactions for the New Fund and the Adviser

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does not expect to earn any fall-out benefits in the form of soft dollar credits from its relationship with the New Fund. The Board concluded that the proposed advisory fee was reasonable in light of any anticipated fall-out benefits.

Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Agreement for the New Fund were fair and reasonable and that the approval of the Agreement is in the best interests of the New Fund. No single factor was determinative in the Board’s analysis.

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Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Driehaus Mutual Funds

By (Signature and Title)*	/s/Robert H. Gordon
Robert H. Gordon, President (principal executive officer)

Date	August 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/Robert H. Gordon
Robert H. Gordon, President (principal executive officer)

Date	August 30, 2012

By (Signature and Title)*	/s/Michelle L. Cahoon
Michelle L. Cahoon, Vice President and Treasurer (principal financial officer)

Date	August 30, 2012

*	Print the name and title of each signing officer under his or her signature.